File Nos.   33-23035
                                                                     811-05618
==============================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   ( )
          Pre-Effective Amendment No.                                     ( )
          Post-Effective Amendment No.    22                              (X)

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           ( )
          Amendment No.    60                                             (X)

                        (Check appropriate box or boxes.)

     ALLIANZ LIFE VARIABLE ACCOUNT B
     -------------------------------
     (Exact Name of Registrant)

     ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
     -----------------------------------------------
     (Name of Depositor)


     1750 Hennepin Avenue, Minneapolis, MN                          55403
     -------------------------------------                        ---------
     (Address of Depositor's Principal Executive Offices)         (Zip Code)

Depositor's Telephone Number, including Area Code  (612) 347-6596

     Name and Address of Agent for Service
     -------------------------------------
            Michael T. Westermeyer
            Allianz Life Insurance Company of North America
            1750 Hennepin Avenue
            Minneapolis, MN  55403

     Copies to:
            Judith A. Hasenauer
            Blazzard, Grodd & Hasenauer, P.C.
            P.O. Box 5108
            Westport, CT 06881
            (203) 226-7866

     It is proposed that this filing will become effective:


      _____  immediately upon filing pursuant to paragraph (b) of Rule 485
      __X__  on November 12, 1999 pursuant to paragraph  (b) of Rule 485
      _____  60 days after filing  pursuant to paragraph  (a)(1) of Rule 485
      _____  on (date) pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following:

      _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Registered:

    Individual Deferred Variable Annuity Contracts


                              CROSS REFERENCE SHEET
                             (Required by Rule 495)

Item No.                                                  Location
--------                                                  --------
                            PART A

Item 1.   Cover Page . . . . . . . . . . . . . . . . .    Cover Page

Item 2.   Definitions. . . . . . . . . . . . . . . . .    Index of Terms

Item 3.   Synopsis or Highlights. . . . . . . . . . .     Summary

Item 4.   Condensed Financial Information. . . . . . .    Appendix - Condensed
                                                          Financial Information

Item 5.   General Description of Registrant, Depositor,
          and Portfolio Companies. . . . . . . . . . . .  The  Separate Account;
                                                          Allianz Life;  Invest-
                                                          ment Options

Item 6.   Deductions. . . . . . . . . . . . . . . . . .   Expenses

Item 7.   General Description of Variable Annuity
          Contracts. . . . . . . . . . . . . . . . . . .  The Valuemark  II  and
                                                          Valuemark III Variable
                                                          Annuity Contracts

Item 8.   Annuity Period. . . . . . . . . . . . . . . .   Annuity Payments (the
                                                          Payout Phase)

Item 9.   Death Benefit. . . . . . . . . . . . . . . . .  Death Benefit

Item 10.  Purchases and Contract Value.. . . . . . . . .  Purchase

Item 11.  Redemptions. . . . . . . . . . . . . . . . . .  Access To Your Money

Item 12.  Taxes. . . . . . . . . . . . . . . . . . . . .  Taxes

Item 13.  Legal Proceedings. . . . . . . . . . . . . . .  Not Applicable

Item 14.  Table of Contents of the Statement of
          Additional Information. . . . . . . . . . . .   Table of Contents of
                                                          the Statement of
                                                          Additional Information


                         CROSS REFERENCE SHEET (cont'd)
                             (Required by Rule 495)

Item No.                                                  Location
--------                                                  --------
                              PART B

Item 15.  Cover Page. . . . . . . . . . . . . . . . . .   Cover Page

Item 16.  Table of Contents. . . . . . . . . . . . . . .  Table of Contents

Item 17.  General Information and History. . . . . . . .  The Company

Item 18.  Services. . . . . . . . . . . . . .. . . . . .  Not Applicable

Item 19.  Purchase of Securities Being Offered. . . . .   Not Applicable

Item 20.  Underwriters. . . . . . . . . . . . . . . . .   Distributor

Item 21.  Calculation of Performance Data. . . .. . . .   Calculation of
                                                          Performance Data

Item 22.  Annuity Payments. . . . . . . . . . . . . . .   Annuity Provisions

Item 23.  Financial Statements. . . . . . . . . . . . .   Financial Statements


                                     PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered, in Part C to this Registration Statement.

                                     PART A


                  THE VALUEMARK(R) II AND THE VALUEMARK(R) III
                           VARIABLE ANNUITY CONTRACTS
                                    issued by
                         ALLIANZ LIFE VARIABLE ACCOUNT B
                                       and
                  ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA


This prospectus describes the Valuemark II and the Valuemark III Variable Annuity Contracts (Contracts) with a Fixed Account offered by Allianz Life Insurance Company of North America (Allianz Life). All references to "we," "us" and "our" refer to Allianz Life.

The annuity offers the Variable Options listed below, and a Fixed Account of Allianz Life. Each Variable Option invests in a Portfolio of the corresponding fund listed below. You can select up to 10 investment choices (which includes any of the Variable Options and the Fixed Account). The Fixed Account and one or more of the Variable Options may not be available in your state.


VARIABLE OPTIONS:

AIM VARIABLE INSURANCE
FUNDS, INC.:

PORTFOLIO SEEKING CAPITAL GROWTH
AIM V.I. Growth Fund

THE ALGER AMERICAN FUND:

PORTFOLIOS SEEKING LONG-TERM
CAPITAL GROWTH
Alger American Growth Fund
Alger American Leveraged AllCap Fund

FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST:

PORTFOLIO SEEKING CAPITAL PRESERVATION AND INCOME
Franklin Money Market Fund

PORTFOLIOS SEEKING INCOME
Franklin High Income Fund
Franklin U.S. Government Securities Fund
Franklin Zero Coupon Funds - 2000, 2005 and 2010
Templeton Global Income Securities Fund

PORTFOLIOS SEEKING GROWTH AND INCOME
Franklin Global  Communications  Securities Fund*
Franklin Growth and Income Fund
Franklin  Income  Securities Fund
Franklin Real Estate  Securities  Fund
Franklin  Rising  Dividends  Fund
Franklin  Value Securities Fund
Mutual Shares  Securities Fund
Templeton Global Asset Allocation Fund

PORTFOLIOS SEEKING CAPITAL GROWTH
Franklin  Capital  Growth  Fund
Franklin  Global  Health Care  Securities  Fund
Franklin Natural Resources  Securities Fund
Franklin S&P 500 Index Fund
Franklin Small Cap Fund
Mutual  Discovery  Securities Fund
Templeton  Developing  Markets Equity Fund
Templeton  Global Growth Fund
Templeton  International  Equity Fund
Templeton International Smaller Companies Fund
Templeton Pacific Growth Fund

USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST:

PORTFOLIO SEEKING CAPITAL GROWTH
USAllianz VIP Growth Fund

PORTFOLIO SEEKING GROWTH AND INCOME
USAllianz VIP Diversified Assets Fund

PORTFOLIO SEEKING INCOME
USAllianz VIP Fixed Income Fund


*Prior to November 15, 1999, this was the Franklin Global  Utilities  Securities
  Fund.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Please read this prospectus before investing and keep it for future reference. It contains important information about the Valuemark II and the Valuemark III Variable Annuity Contracts, each with a Fixed Account.


To learn more about the Contracts offered by this prospectus, you can obtain a copy of the Statement of Additional Information (SAI) dated November 12, 1999. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The Table of Contents of the SAI is on page 24 of this prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information about companies that file electronically with the SEC. For a free copy of the SAI, call us at 1-800-542-5427 or write us at: 1750 Hennepin Avenue, Minneapolis, Minnesota 55403-2195.


THE VALUEMARK II AND VALUEMARK III
VARIABLE ANNUITY CONTRACTS:


O ARE NOT BANK DEPOSITS

O ARE NOT FEDERALLY INSURED

O ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY

O ARE NOT GUARANTEED AND MAY BE SUBJECT TO LOSS OF PRINCIPAL

This prospectus is not an offering of the securities in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.



Dated: November 12, 1999

TABLE OF CONTENTS
--------------------------------------------------------------------------------


Index of  Terms                                     4

Summary                                             5

Fee Table                                           6


The  Valuemark II and the  Valuemark III
Variable Annuity Contracts                         11
   Contract  Owner                                 11
   Contingent  Owner
   (Valuemark II Contracts Only)                   11
   Joint  Owner                                    11
   Annuitant                                       11
   Beneficiary                                     12
   Assignment                                      12


Annuity   Payments (The Payout  Phase)             12
   Annuity  Options                                12

Purchase                                           13
   Purchase  Payments                              13
   Automatic Investment   Plan                     13
   Allocation of Purchase  Payments                13
   Accumulation  Units                             13

Investment  Options                                14
   Transfers                                       16
   Dollar Cost Averaging  Program                  16
   Flexible Rebalancing                            17
   Voting Privileges                               17
   Substitution                                    17

Expenses                                           17
   Insurance  Charges                              17
      Mortality and Expense Risk  Charge           17
      Administrative  Expense Charge               17
   Contract Maintenance  Charge                    17
   Contingent Deferred Sales  Charge               18
      Reduction or Elimination   of the
      Contingent Deferred Sales  Charge            18
   Transfer Fee                                    18
   Premium  Taxes                                  19
   Income  Taxes                                   19
   Portfolio  Expenses                             19

Taxes                                              19
   Annuity Contracts in  General                   19
   Qualified and  Non-Qualified Contracts          19
   Multiple Contracts                              19
   Withdrawals -  Non-Qualified Contracts          20
   Withdrawals - Qualified Contracts               20
   Withdrawals -  Tax-Sheltered Annuities          20
   Diversification                                 20

Access to Your Money                               20
   Systematic Withdrawal  Program                  21
   Minimum Distribution  Program                   21
   Suspension of Payments or Transfers             21

Performance                                        21

Death  Benefit                                     22
   Death of Contract Owner                         22
   Death of Annuitant                              23

Other Information                                  23
   Allianz   Life                                  23
   Year 2000                                       23
   The Separate  Account                           23
   Distribution                                    24
   Administration                                  24
   Financial Statements                            24

Table of   Contents of the
Statement of Additional Information                24

Appendix                                           25

INDEX OF TERMS
--------------------------------------------------------------------------------

This prospectus is written in plain English. However, there are some technical terms used which are capitalized in the prospectus. The page that is indicated below is where you will find the definition for the word or term.


                                                    Page
Accumulation  Phase                                   11
Accumulation   Unit                                   13
Annuitant                                             11
Annuity  Options                                      12
Annuity  Payments                                     12
Annuity   Unit                                        13
Beneficiary                                           12
Contract                                              11
Contract  Owner                                       11
Fixed  Account                                        11

                                                    Page
Income   Date                                         12
Joint Owner                                           11
Non-Qualified                                         19
Payout  Phase                                         12
Portfolios                                            14
Purchase  Payment                                     13
Qualified                                             19
Tax  Deferral                                         19
Variable Option                                       11

SUMMARY
--------------------------------------------------------------------------------

The sections in the summary correspond to sections in this prospectus which discuss the topics in more detail.

THE VARIABLE ANNUITY CONTRACTS:

The annuity contracts offered by Allianz Life provide a means for investing on a tax-deferred basis in Variable Options and the Allianz Life Fixed Account for retirement savings or other long-term investment purposes. The Contracts provide a guaranteed death benefit.

ANNUITY PAYMENTS:

If you want to receive regular income from your annuity, you can choose an Annuity Option. You can choose whether to have payments come from our general account, the available Variable Options or both. If you choose to have any part of your payments come from the Variable Options, the dollar amount of your payments may go up or down based on the performance of the Portfolios.

PURCHASE:

The Contracts are no longer available for sale. However, you can add $250 ($100 if you select the automatic investment plan) or more any time you like during the Accumulation Phase.

INVESTMENT OPTIONS:

You can put your money in the Variable Options and/or you can invest in the Allianz Life Fixed Account. The investment returns on the Portfolios are not guaranteed. You can make or lose money. You can make transfers between investment choices.

EXPENSES:

The Contracts have insurance features and investment features, and there are costs related to each.

Each year, Allianz Life deducts a $30 contract maintenance charge from your Contract. Allianz Life currently waives this charge if the value of your Contract is at least $100,000.

Allianz Life deducts a mortality and expense risk charge which is equal, on an annual basis, to 1.25% of the average daily value of the Contract invested in a Variable Option. Allianz Life also deducts an administrative charge which is equal, on an annual basis, to 0.15% of the average daily value of the Contract invested in a Variable Option.

If you take money out of the Contract, Allianz Life may assess a contingent deferred sales charge against each Purchase Payment withdrawn. The contingent deferred sales charge starts at 5% in the first year and declines to 0% after 5 years for the Valuemark II Contract. For the Valuemark III Contract, the contingent deferred sales charge starts at 6% in the first year and declines to 0% after 5 years.

You can make 12 free transfers each year. After that, Allianz Life deducts $25 or 2% of the amount transferred, whichever is less, for each additional transfer.

There are also daily investment charges which range, on an annual basis, from 0.49% to 1.41% of the average daily value of the Portfolio, depending upon the Portfolio.

TAXES:

Your earnings are not taxed until you take them out. If you take money out during the Accumulation Phase, earnings come out first and are taxed as income. If you are younger than 591 1/42 when you take money out, you may be charged a 10% federal tax penalty.

ACCESS TO YOUR MONEY:

You  can  take  money  out of  your  Contract  during  the  Accumulation  Phase.
Withdrawals during the Accumulation Phase may be subject to a contingent deferred sales charge. You may also have to pay income tax and a tax penalty on any money you take out.

DEATH BENEFIT:

If you die before moving to the Payout Phase, the person you have chosen as a Beneficiary will receive a death benefit.

INQUIRIES:

If you have questions about your Contract or need more information, please contact us at:

         Valuemark Service Center
         300 Berwyn Park
         P.O. Box 3031
         Berwyn, PA 19312-0031
         1-800-624-0197

FEE TABLE
--------------------------------------------------------------------------------

The purpose of this Fee Table is to help you understand the costs of investing, directly or indirectly, in the Contract. It reflects expenses of the Separate Account as well as the Portfolios.

CONTRACT OWNER TRANSACTION FEES

Contingent Deferred Sales Charge*
(as a percentage of Purchase Payments)


   VALUEMARK II:                    VALUEMARK III:
--------------------------------------------------------


  YEARS SINCE                       YEARS SINCE
   PURCHASE                          PURCHASE
   PAYMENT      CHARGE               PAYMENT      CHARGE
--------------------------------------------------------

      0-1         5%                   0-1          6%
      1-2         5%                   1-2          5%
      2-3         4%                   2-3          4%
      3-4         3%                   3-4          3%
      4-5        1.5%                  4-5         1.5%
      5+          0%                   5+           0%

Transfer Fee**                   First 12 transfers in a Contract year are free.
                                 Thereafter, the fee is $25 (or 2% of the amount transferred, if less). Dollar Cost Averaging transfers and Flexible Rebalancing transfers are not counted.

CONTRACT MAINTENANCE CHARGE***   $30 per Contract per year


SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Mortality and Expense Risk Charge          1.25%

Administrative Expense Charge               .15%
                                           -----
Total Separate Account Annual Expenses     1.40%

  * Once each Contract year, you may make a partial withdrawal of up to 15% of the Purchase Payments you have made (less prior withdrawals) and no contingent deferred sales charge will be assessed. If you do not make a withdrawal in a Contract year, you may take that 15% in future years. See "Access to Your Money" for additional options.
 ** The Contract provides that if more than three transfers have been made in a Contract year, Allianz Life may deduct a transfer fee. Currently, Allianz Life permits you to make 12 free transfers each year. Market timing transfers may not be permitted.
 ***During the Accumulation Phase, the charge is waived if the value of your Contract or the Purchase Payments you have made (less withdrawals) is at least $100,000. Currently, the charge is also waived during the Payout Phase if the value of your Contract at the Income Date is at least $100,000.


FUND ANNUAL EXPENSES
(as a percentage of the funds' average net assets). See the accompanying fund prospectuses for more information.

                                                    MANAGEMENT
                                                  AND PORTFOLIO                            OTHER        TOTAL ANNUAL
                                               ADMINISTRATION FEES1     12B-1 FEES       EXPENSES         EXPENSES
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                   .64%                 --             .08%             .72%

Alger American Growth Portfolio                        .75%                 --             .04%             .79%

Alger American Leveraged AllCap Portfolio2             .85%                 --             .11%             .96%

Franklin Capital Growth Fund                           .75%                 --             .02%             .77%

Franklin Global Health Care Securities Fund3           .75%                 --             .09%             .84%

Franklin Global Communications Securities Fund4        .47%                 --             .03%             .50%

Franklin Growth and Income Fund                        .47%                 --             .02%             .49%

Franklin High Income Fund                              .50%                 --             .03%             .53%

Franklin Income Securities Fund                        .47%                 --             .02%             .49%

Franklin Money Market Fund                             .51%                 --             .02%             .53%

Franklin Natural Resources Securities Fund             .62%                 --             .02%             .64%

Franklin Real Estate Securities Fund                   .52%                 --             .02%             .54%

Franklin Rising Dividends Fund                         .70%                 --             .02%             .72%

Franklin S&P 500 Index Fund5                           .15%                 --             .38%             .53%

Franklin Small Cap Fund                                .75%                 --             .02%             .77%

Franklin U.S. Government Securities Fund               .48%                 --             .02%             .50%

Franklin Value Securities Fund3                        .75%                 --             .08%             .83%

Franklin Zero Coupon Fund - 2000                       .63%                 --             .03%             .66%

Franklin Zero Coupon Fund - 2005                       .63%                 --             .03%             .66%

Franklin Zero Coupon Fund - 2010                       .62%                 --             .04%             .66%

Mutual Discovery Securities Fund                       .95%                 --             .05%            1.00%

Mutual Shares Securities Fund                          .74%                 --             .03%             .77%

Templeton Developing Markets Equity Fund              1.25%                 --             .16%            1.41%

Templeton Global Asset Allocation Fund                 .80%                 --             .04%             .84%

Templeton Global Growth Fund                           .83%                 --             .05%             .88%

Templeton Global Income Securities Fund                .57%                 --             .06%             .63%

Templeton International Equity Fund                    .80%                 --             .08%             .88%

Templeton International Smaller Companies Fund        1.00%                 --             .10%            1.10%

Templeton Pacific Growth Fund                          .99%                 --             .11%            1.10%

USAllianz VIP Diversified Assets Fund5                 .55%                .25%            .40%            1.20%

USAllianz VIP Fixed Income Fund5                       .50%                .25%            .30%            1.05%

USAllianz VIP Growth Fund5                             .75%                .25%            .28%            1.28%

1 The Portfolio Administration Fee is a direct expense for the Franklin Global Health Care Securities Fund, the Franklin Value Securities Fund, the Mutual Discovery Securities Fund, the Mutual Shares Securities Fund, the Templeton Global Asset Allocation Fund, and the Templeton International Smaller Companies Fund. Other Portfolios of Franklin Templeton Variable Insurance Products Trust pay for similar services indirectly through the Management Fee. See the Franklin Templeton Variable Insurance Products Trust prospectus for further information regarding these fees.
2. Other expenses for the Alger American Leveraged AllCap Fund include 0.03% of interest expense.
3. The Franklin Global Health Care Securities Fund and the Franklin Value Securities Fund commenced operations May 1, 1998. The expenses shown above for these Portfolios are therefore estimated for 1999.
4. Prior to November 15, 1999, this was the Franklin Global Utilities Securities Fund.
5. The Franklin S&P 500 Index Fund, the US Allianz VIP Diversified Assets Fund, the US Allianz VIP Fixed Income Fund, and the US Allianz VIP Growth Fund commenced operations as of the date of this prospectus. The expenses shown above for these portfolios are therefore estimated for 1999.

EXAMPLES


o The examples below should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.
o The $30 contract maintenance charge is included in the examples as a prorated charge of $1. Since the average Contract size is greater than $1,000, the contract maintenance charge is reduced accordingly.
o Premium taxes are not reflected in the  tables.  Premium  taxes  may  apply.
o For additional information, see "Expenses" and the accompanying fund prospectuses.



VALUEMARK II CONTRACTS:

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on your money if you surrender your Contract at the end of each time period:

                                                     1 YEAR             3 YEARS           5 YEARS          10 YEARS
-------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                   $65                $91              $123              $255

Alger American Growth Portfolio                        $66                $94              $126              $262

Alger American Leveraged AllCap Portfolio              $67                $99              $135              $280

Franklin Capital Growth Fund                           $66               $ 93              $125              $260

Franklin Global Health Care Securities Fund*           $66               $ 95              $129              $267

Franklin Global Communications Securities Fund         $63               $ 85              $111              $232

Franklin Growth and Income Fund                        $63               $ 84              $111              $231

Franklin High Income Fund                              $63               $ 86              $113              $235

Franklin Income Securities Fund                        $63               $ 84              $111              $231

Franklin Money Market Fund                             $63               $ 86              $113              $235

Franklin Natural Resources Securities Fund             $64               $ 89              $119              $247

Franklin Real Estate Securities Fund                   $63               $ 86              $113              $236

Franklin Rising Dividends Fund                         $65               $ 91              $123              $255

Franklin S&P 500 Index Fund*                           $63                $86              $113              $235

Franklin Small Cap Fund                                $66               $ 93              $125              $260

Franklin U.S. Government Securities Fund               $63               $ 85              $111              $232

Franklin Value Securities Fund*                        $66               $ 95              $128              $266

Franklin Zero Coupon Fund - 2000                       $64               $ 90              $120              $249

Franklin Zero Coupon Fund - 2005                       $64               $ 90              $120              $249

Franklin Zero Coupon Fund - 2010                       $64               $ 90              $120              $249

Mutual Discovery Securities Fund                       $68               $100              $137              $284

Mutual Shares Securities Fund                          $66               $ 93              $125              $260

Templeton Developing Markets Equity Fund               $72               $112              $157              $324

Templeton Global Asset Allocation Fund                 $66               $ 95              $129              $267

Templeton Global Growth Fund                           $67               $ 96              $131              $272

Templeton Global Income Securities Fund                $64               $ 89              $118              $246

Templeton International Equity Fund                    $67               $ 96              $131              $272

Templeton International Smaller Companies Fund         $69               $103              $142              $294

Templeton Pacific Growth Fund                          $69               $103              $142              $294

USAllianz VIP Diversified Assets Fund*                 $70               $106              $147              $303

USAllianz VIP Fixed Income Fund*                       $68               $101              $139              $289

USAllianz VIP Growth Fund*                             $71               $108              $151              $311

*Estimated


VALUEMARK III CONTRACTS:

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on your money if you surrender your Contract at the end of each time period:

                                                     1 YEAR             3 YEARS           5 YEARS           10 YEARS
--------------------------------------------------------------------------------------------------------------------
AIM V.I. Growth Fund                                   $74                $91              $123              $255

Alger American Growth Portfolio                        $74                $94              $126              $262

Alger American Leveraged AllCap Portfolio              $76                $99              $135              $280

Franklin Capital Growth Fund                           $74               $ 93              $125              $260

Franklin Global Health Care Securities Fund*           $75               $ 95              $129              $267

Franklin Global Communications Securities Fund         $71               $ 85              $111              $232

Franklin Growth and Income Fund                        $71               $ 84              $111              $231

Franklin High Income Fund                              $72               $ 86              $113              $235

Franklin Income Securities Fund                        $71               $ 84              $111              $231

Franklin Money Market Fund                             $72               $ 86              $113              $235

Franklin Natural Resources Securities Fund             $73               $ 89              $119              $247

Franklin Real Estate Securities Fund                   $72               $ 86              $113              $236

Franklin Rising Dividends Fund                         $74               $ 91              $123              $255

Franklin S&P 500 Index Fund*                           $72                $86              $113              $235

Franklin Small Cap Fund                                $74               $ 93              $125              $260

Franklin U.S. Government Securities Fund               $71               $ 85              $111              $232

Franklin Value Securities Fund*                        $75               $ 95              $128              $266

Franklin Zero Coupon Fund - 2000                       $73               $ 90              $120              $249

Franklin Zero Coupon Fund - 2005                       $73               $ 90              $120              $249

Franklin Zero Coupon Fund - 2010                       $73               $ 90              $120              $249

Mutual Discovery Securities Fund                       $76               $100              $137              $284

Mutual Shares Securities Fund                          $74               $ 93              $125              $260

Templeton Developing Markets Equity Fund               $80               $112              $157              $324

Templeton Global Asset Allocation Fund                 $75               $ 95              $129              $267

Templeton Global Growth Fund                           $75               $ 96              $131              $272

Templeton Global Income Securities Fund                $73               $ 89              $118              $246

Templeton International Equity Fund                    $75               $ 96              $131              $272

Templeton International Smaller Companies Fund         $77               $103              $142              $294

Templeton Pacific Growth Fund                          $77               $103              $142              $294

USAllianz VIP Diversified Assets Fund*                 $78               $106              $147              $303

USAllianz VIP Fixed Income Fund*                       $77               $101              $139              $289

USAllianz VIP Growth Fund*                             $79               $108              $151              $311

*Estimated


VALUEMARK II AND VALUEMARK III CONTRACTS:

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on your money if you do not surrender your Contract or if you apply the Contract value to an Annuity Option:

                                                     1 YEAR             3 YEARS           5 YEARS          10 YEARS
-------------------------------------------------------------------------------------------------------------------


AIM V.I. Growth Fund                                   $23                $69              $119              $255

Alger American Growth Portfolio                        $23                $72              $122              $262

Alger American Leveraged AllCap Portfolio              $25                $77              $131              $280

Franklin Capital Growth Fund                           $23                $71              $121              $260

Franklin Global Health Care Securities Fund*           $24                $73              $125              $267

Franklin Global Utilities Securities Fund              $20                $63              $108              $232

Franklin Growth and Income Fund                        $20                $62              $107              $231

Franklin High Income Fund                              $21                $64              $109              $235

Franklin Income Securities Fund                        $20                $62              $107              $231

Franklin Money Market Fund                             $21                $64              $109              $235

Franklin Natural Resources Securities Fund             $22                $67              $115              $247

Franklin Real Estate Securities Fund                   $21                $64              $110              $236

Franklin Rising Dividends Fund                         $23                $69              $119              $255

Franklin S&P 500 Index Fund*                           $21                $64              $109              $235

Franklin Small Cap Fund                                $23                $71              $121              $260

Franklin U.S. Government Securities Fund               $20                $63              $108              $232

Franklin Value Securities Fund*                        $24                $73              $124              $266

Franklin Zero Coupon Fund -2000                        $22                $68              $116              $249

Franklin Zero Coupon Fund -2005                        $22                $68              $116              $249

Franklin Zero Coupon Fund - 2010                       $22                $68              $116              $249

Mutual Discovery Securities Fund                       $25                $78              $133              $284

Mutual Shares Securities Fund                          $23                $71              $121              $260

Templeton Developing Markets Equity Fund               $29                $90              $153              $324

Templeton Global Asset Allocation Fund                 $24                $73              $125              $267

Templeton Global Growth Fund                           $24                $74              $127              $272

Templeton Global Income Securities Fund                $22                $67              $114              $246

Templeton International Equity Fund                    $24                $74              $127              $272

Templeton International Smaller Companies Fund         $26                $81              $138              $294

Templeton Pacific Growth Fund                          $26                $81              $138              $294

USAllianz VIP Diversified Assets Fund*                 $27                $84              $143              $303

USAllianz VIP Fixed Income Fund*                       $26                $79              $136              $289

USAllianz VIP Growth Fund*                             $28                $86              $147              $311

*Estimated

See the Appendix for Accumulation Unit Values - Condensed Financial Information.

THE VALUEMARK II AND THE
VALUEMARK III VARIABLE
ANNUITY CONTRACTS
--------------------------------------------------------------------------------


This prospectus describes two variable deferred annuity contracts, each with a Fixed Account which are issued by Allianz Life. The Contracts are no longer offered for sale. However, you can make additional Purchase Payments to your Contract.

An annuity is a contract between you, the owner, and an insurance company (in this case Allianz Life), where the insurance company promises to pay you (or someone else you choose) an income, in the form of Annuity Payments. The Annuity Payments must begin on a designated date that is at least one month after we issue your Contract. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. Once you begin receiving Annuity Payments, your Contract switches to the Payout Phase.

The Contract benefits from Tax Deferral. Tax Deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract.


Your investment choices include Variable Options and the Fixed Account of Allianz Life. The Contract is called a variable annuity because you can choose among the Variable Options and, depending upon market conditions, you can make or lose money in the Contract based on the investment performance of the Portfolios. The Portfolios are designed to offer a better return than the Fixed Account. However, this is not guaranteed. If you select the variable annuity portion of the Contract, the amount of money you are able to accumulate in your Contract during the Accumulation Phase depends in large part upon the investment performance of the Portfolio(s) you select. The amount of the Annuity Payments you receive during the Payout Phase from the variable annuity portion of the Contract also depends in large part upon the investment performance of the Portfolios you select for the Payout Phase.


The Contract also contains a Fixed Account. The Fixed Account offers an interest rate that is guaranteed by Allianz Life for all deposits made within the twelve-month period. Your initial interest rate is set on the date when your money is invested in the Fixed Account and remains effective for one year. Initial interest rates are declared monthly. Allianz Life guarantees that the interest credited to the Fixed Account will not be less than 3% per year. If you select the Fixed Account, your money will be placed with the other general assets of Allianz Life. Allianz Life may change the terms of the Fixed Account in the future -- please contact Allianz Life for the most current terms. If you select the Fixed Account, the amount of money you are able to accumulate in your Contract during the Accumulation Phase depends upon the total interest credited to your Contract.

We will not make any changes to your Contract without your permission except as may be required by law.

CONTRACT OWNER


You, as the Contract Owner, have all the rights under the Contract. The Contract Owner is as designated at the time the Contract is issued, unless changed. The Contract Owner remains the Contract Owner after the Income Date. You may change Contract Owners (or Contingent Owners with respect to Valuemark II Contracts) at any time. This may be a taxable event. You should consult with your tax adviser before doing this.

CONTINGENT OWNER
(VALUEMARK II CONTRACTS ONLY)


In Contracts containing Contingent Owner provisions, you can name a Contingent Owner. Any Contingent Owner must be the spouse of the Contract Owner.

JOINT OWNER

In Contracts containing Joint Owner provisions, the Contract can be owned by Joint Owners. Any Joint Owner must be the spouse of the other Contract Owner (except in Pennsylvania). Upon the death of either Joint Owner, the surviving Joint Owner will be the designated Beneficiary. Any other Beneficiary designation at the time the Contract was issued or as may have been later changed will be treated as a contingent Beneficiary unless otherwise indicated.


With respect to Valuemark II Contracts, if a Contingent Owner is named, upon the death of the Contract Owner before the Income Date, the Contingent Owner, if any, becomes the designated Beneficiary and we will treat any other Beneficiary named as a contingent Beneficiary unless otherwise indicated.


ANNUITANT


The Annuitant is the natural person on whose life we base Annuity Payments. You name an Annuitant. The Annuitant cannot be older than 85 years old when we issued the Contract. Joint Annuitants are allowed during the Payout Phase. You may change the Annuitant at any time before the Income Date unless the Contract is owned by a non-individual (for example, a corporation).


BENEFICIARY

The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the Contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary or contingent Beneficiary.

ASSIGNMENT

You can transfer ownership (assign) the Contract at any time during your lifetime. Allianz Life will not be bound by the assignment until it receives the written notice of the assignment. Allianz Life will not be liable for any payment or other action it takes in accordance with the Contract before it receives notice of the assignment. Any assignment made after the death benefit has become payable can only be done with our consent. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the Contract is issued pursuant to a Qualified plan, you may be unable to assign the Contract.

ANNUITY PAYMENTS
(THE PAYOUT PHASE)


You can receive regular monthly income payments under your Contract. You can choose the month and year in which those payments begin. We call that date the Income Date. Your Income Date must be the first day of a calendar month. The Income Date cannot be later than the month following the Annuitant's 85th birthday or 10 years (8 years in Pennsylvania) from the day we issue your Contract, if later. With respect to Valuemark II Contracts, if you do not select an Income Date, the Income Date will be the later of the Annuitant's 65th birthday (or 85th birthday for certain Contracts) or 10 years from the day we issue your Contract. You can also choose among income plans. We call those Annuity Options.


We ask you to choose your Income Date when you purchase the Contract. You can change it at any time before the Income Date with 30 days notice to us. You (or someone you designate) will receive the Annuity Payments. You will receive tax reporting on those payments.

If you do not choose an Annuity Option prior to the Income Date, we will assume that you selected Option 2, which provides a life annuity with 5 years of guaranteed payments.

You may elect to receive your Annuity Payments as a variable payout, a fixed payout, or a combination of both. Under a fixed payout, all of the Annuity Payments will be the same dollar amount (equal installments). If you choose a variable payout, you can select from the available Variable Options. If you do not tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Income Date.

If you choose to have any portion of your Annuity Payments based on the investment performance of the Variable Option(s), the dollar amount of your payments will depend upon three things:

1)  the value of your Contract in the Variable Option(s) on the Income Date,

2) the 5% assumed investment rate used in the annuity table for the Contract, and

3) the performance of the Variable Option(s) you selected.

If the actual performance exceeds the 5% assumed investment rate, your Annuity Payments will increase. Similarly, if the actual rate is less than 5%, your Annuity Payments will decrease.

ANNUITY OPTIONS

You can choose one of the following Annuity Options or any other Annuity Option you want and that Allianz Life agrees to provide. After Annuity Payments begin, you cannot change the Annuity Option.

OPTION 1. LIFE ANNUITY. Under this option, we will make monthly Annuity Payments so long as the Annuitant is alive. After the Annuitant dies, we stop making Annuity Payments.

OPTION 2. LIFE ANNUITY WITH 5, 10, 15 OR 20 YEAR PAYMENTS GUARANTEED. Under this option, we will make monthly Annuity Payments so long as the Annuitant is alive. However, if the Annuitant dies before the end of the selected guaranteed period, we will continue to make Annuity Payments to you for the rest of the guaranteed period. If you do not want to receive Annuity Payments after the Annuitant's death, you can ask us for a single lump sum.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make monthly Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. When the Annuitant dies, if the joint Annuitant is still alive, we will continue to make Annuity Payments, so long as the joint Annuitant continues to live. The amount of the Annuity Payments we will make to the Contract Owner can be equal to 100%, 75% or 50% of the amount that was being paid when both Annuitants were alive. The monthly Annuity Payments will end when the last surviving Annuitant dies.

OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 5, 10, 15 OR 20 YEAR PAYMENTS GUARANTEED. Under this option, we will make monthly Annuity Payments during the joint lifetime of the Annuitant and the joint Annuitant. When the Annuitant dies, if the joint Annuitant is still alive, we will continue to make Annuity Payments, so long as the surviving Annuitant continues to live, at 100% of the amount that was being paid when both were alive. If, when the last death occurs, we have made Annuity Payments for less than the selected guaranteed period, we will continue to make Annuity Payments to you for the rest of the guaranteed period. If you do not want to receive Annuity Payments after the Annuitant's death, you can ask us for a single lump sum.

OPTION 5. REFUND LIFE ANNUITY. Under this option, we will make monthly Annuity Payments during the Annuitant's lifetime. The last Annuity Payment will be made before the Annuitant dies and if the value of the Annuity Payments made is less than the value applied to the Annuity Option, then you will receive a refund as set forth in the Contract.


PURCHASE
--------------------------------------------------------------------------------

PURCHASE PAYMENTS


A Purchase Payment is the money you invest in the Contract. You can make additional Purchase Payments of $250 or more (or as low as $100 if you have selected the Automatic Investment Plan). The maximum amount we will accept without our prior approval is $1 million. We reserve the right to decline any Purchase Payments. This product is not designed for professional market timing organizations, other entities, or persons using programmed, large or frequent transfers.


AUTOMATIC INVESTMENT PLAN

The Automatic Investment Plan (AIP) is a program that allows you to make additional Purchase Payments to your Contract on a monthly or quarterly basis by electronic transfer of monies from your savings or checking account. You may participate in this program by completing the appropriate form. We must receive your form by the first of the month in order for AIP to begin that same month. Investments will take place on the 20th of the month, or the next business day. The minimum investment that can be made by AIP is $100. You may stop AIP at any time you want. We need to be notified by the first of the month in order to stop or change AIP that month. If AIP is used for a Qualified Contract, you should consult your tax adviser for advice regarding maximum contributions.

ALLOCATION OF PURCHASE PAYMENTS


We ask that you allocate your money in either whole percentages or round dollars. Transfers do not change the allocation instructions for payments. You can instruct us how to allocate additional Purchase Payments you make. If you do not instruct us, we will allocate them in the same way as your previous instructions to us. You may change the allocation of future payments without fee, penalty or other charge upon written notice or telephone instructions to the Valuemark Service Center. A change will be effective for payments received on or after we receive your notice or instructions. Allianz Life reserves the right to limit the number of Variable Options that you may invest in at one time. Currently, you may invest in up to 10 investment choices at any one time for the additional Purchase Payments you make (which includes any of the Variable Options and the Allianz Life Fixed Account). We may change this in the future. However, we will always allow you to invest in at least five Variable Options.


If you make additional Purchase Payments, we will credit these amounts to your Contract within one business day. Our business day closes when the New York Stock Exchange closes, which is usually at 4 p.m. Eastern Time.

ACCUMULATION UNITS

The value of the portion of your Contract allocated to the Variable Options will go up or down based upon the investment performance of the Variable Option(s) you choose. The value of your Contract will also depend on the expenses of the Contract. In order to keep track of the value of your Contract, we use a measurement called an Accumulation Unit (which is like a share of a mutual fund). During the Payout Phase of the Contract we call it an Annuity Unit.

Every business day we determine the value of an Accumulation Unit for each Variable Option by multiplying the Accumulation Unit value for the previous period by a factor for the current period. The factor is determined by:


1) dividing the value of a Portfolio at the end of the current period by the value of a Portfolio for the previous period; and

2) multiplying it by one minus the daily amount of the insurance charges and any charges for taxes.


The value of an Accumulation Unit may go up or down from day to day.

When you make a Purchase Payment, we credit your Contract with Accumulation Units for any portion of your Purchase Payment allocated to a Variable Option. The number of Accumulation Units we credit your Contract with is determined by dividing the amount of the Purchase Payment allocated to a Variable Option by the value of the corresponding Accumulation Unit.

We calculate the value of each Accumulation Unit after the New York Stock Exchange closes each day and then credit your Contract.

EXAMPLE:


On Wednesday we receive an additional Purchase Payment of $3,000 from you. You have told us you want this to go to the Franklin Growth and Income Fund. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit based on an investment in the Franklin Growth and Income Fund is $12.50. We then divide $3,000 by $12.50 and credit your Contract on Wednesday night with 240 Accumulation Units.



INVESTMENT OPTIONS
--------------------------------------------------------------------------------

The Contract offers Variable Options which invest in Portfolios of AIM Variable Insurance Funds, Inc., The Alger American Fund, Franklin Templeton Variable Insurance Products Trust, and USAllianz Variable Insurance Products Trust. The Contract also offers a Fixed Account of Allianz Life. In Washington, the Fixed Account is not available. Additional Portfolios may be available in the future.

You should read the accompanying fund prospectuses (which are attached to this prospectus) carefully before investing.

AIM Variable Insurance Funds, Inc., The Alger American Fund, Franklin Templeton Variable Insurance Products Trust, and USAllianz Variable Insurance Products Trust are the mutual funds underlying your Contract. Each Portfolio has its own investment objective.

Franklin Templeton Variable Insurance Products Trust (formerly, Franklin Valuemark Funds) issues two classes of shares which are described in the attached prospectus for Franklin Templeton Variable Insurance Products Trust. Only Class 1 shares are available with your Contract.

Investment advisers for each Portfolio are listed in the table below and are as follows: A I M Advisors, Inc., Allianz of America, Inc., Fred Alger Management, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Mutual Advisers, LLC, Templeton Asset Management Ltd., Templeton Global Advisors Limited, and Templeton Investment Counsel, Inc. Certain advisers have retained one or more subadvisers to help them manage the Portfolios.

The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

The following is a list of the Portfolios available under the Contract:

                                                     INVESTMENT
AVAILABLE PORTFOLIOS                                 ADVISERS
--------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS, INC.:

PORTFOLIO SEEKING CAPITAL GROWTH
AIM V.I. Growth Fund                                 A I M Advisors, Inc.

THE ALGER AMERICAN FUND:

PORTFOLIOS SEEKING LONG-TERM CAPITAL GROWTH
Alger American Growth Fund                           Fred Alger Management, Inc.
Alger American Leveraged AllCap Fund                 Fred Alger Management, Inc.



                                                     INVESTMENT
AVAILABLE PORTFOLIOS                                 ADVISERS
--------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST:

PORTFOLIO SEEKING CAPITAL PRESERVATION AND INCOME
Franklin Money Market Fund                           Franklin Advisers, Inc.

PORTFOLIOS SEEKING INCOME
Franklin High Income Fund                            Franklin Advisers, Inc.
Franklin U.S. Government Securities Fund             Franklin Advisers, Inc.
Franklin Zero Coupon Funds - 2000, 2005 and 2010     Franklin Advisers, Inc.
Templeton Global Income Securities Fund              Franklin Advisers, Inc.

PORTFOLIOS SEEKING GROWTH AND INCOME
Franklin Global Communications Securities Fund*      Franklin Advisers, Inc.
Franklin Growth and Income Fund                      Franklin Advisers, Inc.
Franklin Income Securities Fund                      Franklin Advisers, Inc.
Franklin Real Estate Securities Fund                 Franklin Advisers, Inc.
Franklin Rising Dividends Fund                       Franklin Advisory Services, LLC
Franklin Value Securities Fund                       Franklin Advisory Services, LLC
Mutual Shares Securities Fund                        Franklin Mutual Advisers, LLC
Templeton Global Asset Allocation Fund               Templeton Global Advisors Limited

PORTFOLIOS SEEKING CAPITAL GROWTH
Franklin Capital Growth Fund                         Franklin Advisers, Inc.
Franklin Global Health Care Securities Fund          Franklin Advisers, Inc.
Franklin Natural Resources Securities Fund           Franklin Advisers, Inc.
Franklin S&P 500 Index Fund                          Franklin Advisers, Inc.
Franklin Small Cap Fund                              Franklin Advisers, Inc.
Mutual Discovery Securities Fund                     Franklin Mutual Advisers, LLC
Templeton Developing Markets Equity Fund             Templeton Asset Management Ltd.
Templeton Global Growth Fund                         Templeton Global Advisors Limited
Templeton International Equity Fund                  Franklin Advisers, Inc.
Templeton International Smaller Companies Fund       Templeton Investment Counsel, Inc.
Templeton Pacific Growth Fund                        Franklin Advisers, Inc.

USALLIANZ VARIABLE INSURANCE
PRODUCTS TRUST:

PORTFOLIO SEEKING CAPITAL GROWTH
USAllianz VIP Growth Fund                            Allianz of America, Inc.

PORTFOLIO SEEKING GROWTH AND INCOME
USAllianz VIP Diversified Assets Fund                Allianz of America, Inc.

PORTFOLIO SEEKING INCOME
USAllianz VIP Fixed Income Fund                      Allianz of America, Inc.

*Prior to November 15, 1999, this was the Franklin Global Utilities Securities Fund.

Shares of the funds may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies which may or may not be affiliated with Allianz Life. Certain funds may also be sold directly to qualified plans. The funds believe that offering their shares in this manner will not be disadvantageous to you. Allianz Life may enter into certain arrangements under which it is reimbursed by the funds' advisers, distributors and/or affiliates for the administrative services which it provides to the Portfolios.


TRANSFERS

You can transfer money among the Variable Options and/or the Fixed Account. Allianz Life currently allows you to make as many transfers as you want to each year. Allianz Life may change this practice in the future. However, this product is not designed for professional market timing organizations or other persons using programmed, large, or frequent transfers. Such activity may be disruptive to a Portfolio. We reserve the right to reject any specific Purchase Payment allocation or transfer request from any person, if in the Portfolio managers' judgment, a Portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected.

Your Contract provides that you can make 3 transfers every year without charge. However, currently Allianz Life permits you to make 12 transfers every year without charge. We measure a year from the anniversary of the day we issued your Contract. You can make a transfer to or from the Fixed Account and to or from any Variable Option. If you make more than 12 transfers in a year, there is a transfer fee deducted. The fee is $25 per transfer or, if less, 2% of the amount transferred. After the Income Date, if you selected a variable payout, you can make transfers. Allianz Life reserves the right to charge for transfers after the Income Date.

The following applies to any transfer:

1) The minimum amount which you can transfer is $1,000 or your entire value in the Variable Option and/or the Fixed Account, if less.

2) You cannot make a partial transfer if the value remaining in the Variable Option or the Fixed Account would be less than $1,000.

3) Your request for a transfer must clearly state which Variable Option(s) or the Fixed Account is involved in the transfer.

4) Your request for a transfer must clearly state how much the transfer is for.

5) You cannot make any transfers within 7 calendar days prior to the date your first Annuity Payment is due.

6) During the Payout Phase, you may not make a transfer from a fixed Annuity Option to a variable Annuity Option.

7) During the Payout Phase, you can make at least one transfer from a variable Annuity Option to a fixed Annuity Option.

8) During the Payout Phase, you cannot make a transfer if it would result in any Variable Option or the Fixed Account providing less than 10% of the annuity benefits under the Contract.

Allianz Life reserves the right at any time and without prior notice to any party to modify, terminate or suspend the transfer provisions above, subject to applicable state law.

You can make transfers by telephone. We may allow you to authorize someone else to make transfers by telephone on your behalf. If you own the Contract with a Joint Owner, unless you instruct Allianz Life otherwise, we will accept instructions from either one of you. Allianz Life will use reasonable procedures to confirm that instructions given to us by telephone are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Allianz Life tape records all telephone instructions.

DOLLAR COST AVERAGING PROGRAM

The Dollar Cost Averaging Program allows you to systematically transfer a set amount of money each month or quarter from any one Variable Option or the Fixed Account to up to eight of the other Variable Options. The Variable Option(s) you transfer from may not be the Variable Option(s) you transfer to in this program. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You may only participate in this program during the Accumulation Phase.




You must participate in the program for at least six months (or two quarters) and must transfer at least $500 each time (or $1,500 each quarter). Your allocations can be in whole percentages or dollar amounts. You may elect this program by properly completing the Dollar Cost Averaging Forms provided by Allianz Life.

All Dollar Cost Averaging transfers will be made on the 10th day of the month unless that day is not a business day. If it is not, then the transfer will be made the next business day.


Your participation in the program will end when any of the following occurs:

1)  the number of desired transfers have been made;

2) you do not have enough money in the Variable Option(s) or the Fixed Account to make the transfer (if less money is available, that amount will be dollar cost averaged and the program will end);

3) you request to terminate the program (your request must be received by us by the first of the month to terminate that month); or

4)  the Contract is terminated.

If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee. You may not participate in the Dollar Cost Averaging Program and Flexible Rebalancing at the same time.

FLEXIBLE REBALANCING

Once your money has been invested, the performance of the Variable Options may cause your chosen allocation to shift. Flexible Rebalancing is designed to help you maintain your specified allocation mix among the different Variable Options. You can direct us to readjust your Contract value on a quarterly, semi-annual or annual basis to return to your original Variable Option allocations. Flexible Rebalancing transfers are done on calendar quarters only and will be made on the 20th day of the month unless that day is not a business day. If it is not, then the transfer will be made on the previous day. We must receive a request to participate in the program by the 8th of the month for Flexible Rebalancing to begin that month. If you participate in Flexible Rebalancing, the transfers made under the program are not taken into account in determining any transfer fee. The Fixed Account is not permitted to be part of Flexible Rebalancing.

VOTING PRIVILEGES


Allianz Life is the legal owner of the Portfolio shares. However, when a Portfolio solicits proxies in conjunction with a shareholder vote which affects your investment, Allianz Life will obtain from you and other affected Contract Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that Allianz Life owns on its own behalf. Should Allianz Life determine that it is no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION

Allianz Life may substitute one of the Variable Options you have selected with another Variable Option. We would not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intention to do this. We may also limit further investment in a Variable Option if we deem the investment inappropriate.


EXPENSES
--------------------------------------------------------------------------------

There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are:

INSURANCE CHARGES

Each day, Allianz Life makes a deduction for its insurance charges. Allianz Life does this as part of its calculation of the value of the Accumulation Units and the Annuity Units. The insurance charge has two parts: 1) the mortality and expense risk charge, and 2) the administrative expense charge.


MORTALITY AND EXPENSE RISK CHARGE. This charge is equal, on an annual basis, to 1.25% of the average daily value of the Contract invested in a Variable Option. This charge compensates us for all the insurance benefits provided by your Contract (for example, our contractual obligation to make Annuity Payments, the death benefits, certain expenses related to the Contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract).

ADMINISTRATIVE EXPENSE CHARGE. This charge is equal, on an annual basis, to .15% of the average daily value of the Contract invested in a Variable Option. This charge, together with the contract maintenance charge (which is explained below), is for all the expenses associated with the administration of the Contract. Some of these expenses include: preparation of the Contract, confirmations, annual statements, maintenance of Contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.


CONTRACT MAINTENANCE CHARGE

Every year on the anniversary of the date when your Contract was issued, Allianz Life deducts $30 from your Contract as a contract maintenance charge. This charge is for administrative expenses (see above). This charge can not be increased.

However, during the Accumulation Phase, if the value of your Contract or Purchase Payments (less withdrawals) is at least $100,000 when the deduction for the charge is to be made, Allianz Life will not deduct this charge. Currently, Allianz Life also waives the charge during the Payout Phase if the value of your Contract at the Income Date is at least $100,000.

If you make a complete withdrawal from your Contract, the contract maintenance charge will also be deducted. During the Payout Phase, if the contract maintenance charge is deducted, the charge will be collected monthly out of each Annuity Payment.

CONTINGENT DEFERRED SALES CHARGE

If you make a withdrawal, it may be subject to a contingent deferred sales charge. During the Accumulation Phase, you can make withdrawals from your Contract. Allianz Life keeps track of each Purchase Payment you make. The amount of the contingent deferred sales charge depends upon the length of time since you made your Purchase Payment. This charge reimburses Allianz Life for expenses associated with the promotion, sale and distribution of the Contracts.


For a partial withdrawal, we will deduct the charge from the amount remaining in the Contract, if sufficient. Otherwise, we will deduct it from the amount you withdraw. We will deduct the charge pro-rata from the Variable Options and/or the Fixed Account unless you instruct us otherwise. The charge may be different depending upon whether you own a Valuemark II Contract or a Valuemark III Contract. The charge is:


However, after Allianz Life has had a Purchase Payment for 5 full years, there is no charge when you withdraw that Purchase Payment. For purposes of the contingent deferred sales charge, Allianz Life treats withdrawals as coming from the oldest Purchase Payments first.

Note: For tax purposes, withdrawals are considered to have come from the last money you put into the Contract. Thus, for tax purposes, earnings are considered to come out first.


VALUEMARK II:                          VALUEMARK III:
--------------------------             --------------------------


YEARS SINCE   CONTINGENT               YEARS SINCE   CONTINGENT
PURCHASE      DEFERRED                 PURCHASE      DEFERRED
PAYMENT       SALES CHARGE             PAYMENT       SALES CHARGE
--------------------------             --------------------------

  0-1             6%                     0-1             5%
  1-2             5%                     1-2             5%
  2-3             4%                     2-3             4%
  3-4             3%                     3-4             3%
  4-5           1.5%                     4-5           1.5%
  5+              0%                     5+              0%


Free Withdrawal Amount. Once each Contract year, you can make a withdrawal of up to 15% of Purchase Payments you have made (less any prior withdrawals) and no contingent deferred sales charge will be deducted from the 15% you take out. If you make a withdrawal of more than the free withdrawal amount, it will be subject to the contingent deferred sales charge. If you do not withdraw the full 15% in any one Contract year, you may not carry over the remaining percentage amount to another year. You may only carry over to the next year the full 15% if you do not make any withdrawal in a Contract year. Allianz Life does not assess the contingent deferred sales charge from Purchase Payments which have been held under the Contract for more than 5 years or as paid out as Annuity Payment.

You may also elect to participate in the Systematic Withdrawal Program or the Minimum Distribution Program. These programs allow you to make withdrawals without the deduction of the contingent deferred sales charge under certain circumstances. See "Access to Your Money" for a description of the Systematic Withdrawal Program and the Minimum Distribution Program.

REDUCTION OR ELIMINATION OF THE
CONTINGENT DEFERRED SALES CHARGE

Allianz Life will reduce or eliminate the amount of the contingent deferred sales charge when the Contract is sold under circumstances which reduce its sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract or a prospective purchaser already had a relationship with Allianz Life. Allianz Life may not deduct a contingent deferred sales charge under a Contract issued to an officer, director or employee of Allianz Life or any of its affiliates. Also, Allianz Life may reduce or not deduct a contingent deferred sales charge when a Contract is sold by an agent of Allianz Life to any members of his or her immediate family and the commission is waived. We require our prior approval for any reduction or elimination of the contingent deferred sales charge.

TRANSFER FEE

Prior to the Income Date, you can make 12 free transfers every year. We measure a year from the day we issue your Contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 or 2% of the amount that is transferred, whichever is less, for each additional transfer. If the transfer is part of the Dollar Cost Averaging Program or Flexible Rebalancing, it will not count in determining the transfer fee.

Allianz Life reserves the right to charge a fee for all transfers you make after the Income Date.

PREMIUM TAXES

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. Allianz Life is responsible for the payment of these taxes. We will make a deduction from the value of the Contract for them. Some of these taxes are due when the Contract is issued, others are due when Annuity Payments begin. It is Allianz Life's current practice to not charge you for these taxes until you die, Annuity Payments begin or you make a complete withdrawal. Allianz Life may discontinue this practice in the future and assess the charge when the tax is due. Premium taxes generally range from 0% to 3.5% of the Purchase Payment, depending on the state.

INCOME TAXES

Allianz Life reserves the right to deduct from the Contract for any income taxes which it may incur because of the Contract. Currently, Allianz Life is not making any such deductions.

PORTFOLIO EXPENSES


There are deductions from the assets of the various Portfolios for operating expenses (including management fees), which are described in the Fee Table in this prospectus and the accompanying fund prospectuses.



TAXES
--------------------------------------------------------------------------------

NOTE: Allianz Life has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice. You should consult your own tax adviser about your own circumstances. Allianz Life has included additional information regarding taxes in the Statement of Additional Information.

ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Basically, these rules provide that you will not be taxed on any earnings on the money held in your annuity Contract until you take the money out. This is referred to as Tax Deferral. There are different rules regarding how you will be taxed depending upon how you take the money out and the type of Contract -- Qualified or Non-Qualified (see following sections).

You, as the Contract Owner, will not be taxed on increases in the value of your Contract until a distribution occurs - either as a withdrawal or as Annuity Payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For Annuity Payments, different rules apply. A portion of each Annuity Payment you receive will be treated as a partial return of your Purchase Payments and will not be taxed. The remaining portion of the Annuity Payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which the Annuity Payments are expected to be made. Annuity Payments received after you have received all of your Purchase Payments are fully includible in income.

When a Non-Qualified Contract is owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person), the Contract will generally not be treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of Tax Deferral. Income may be taxed as ordinary income every year.

QUALIFIED AND NON-QUALIFIED CONTRACTS

If you purchase the Contract under a Qualified plan, your Contract is referred to as a Qualified Contract. Examples of Qualified plans are: Individual Retirement Annuities (IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), and pension and profit-sharing plans, which include 401(k) plans and H.R. 10 plans. If you do not purchase the Contract under a Qualified plan, your Contract is referred to as a Non-Qualified Contract.

MULTIPLE CONTRACTS

The Code provides that multiple Non-Qualified annuity contracts which are issued within a calendar year period to the same Contract Owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. You should consult a tax adviser prior to purchasing more than one Non-Qualified annuity contract in any calendar year period.

WITHDRAWALS -- NON-QUALIFIED CONTRACTS

If you make a withdrawal from your Contract, the Code treats such a withdrawal as first coming from earnings and then from your Purchase Payments. In most cases, such withdrawn earnings are includible in income.

The Code also provides that any amount received under an annuity contract, which is included in income, may be subject to a tax penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts:

1) paid on or after the taxpayer reaches age 59 1/2;

2) paid after you die;

3) paid if the taxpayer becomes totally disabled (as that term is defined in the
   Code);

4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

5) paid under an immediate annuity; or

6) which come from purchase payments made prior to August 14, 1982.

WITHDRAWALS -- QUALIFIED CONTRACTS

The above information describing the taxation of Non-Qualified Contracts does not apply to Qualified Contracts. There are special rules that govern Qualified Contracts. A more complete discussion of withdrawals from Qualified Contracts is contained in the Statement of Additional Information.

WITHDRAWALS -- TAX-SHELTERED ANNUITIES


The Code limits the withdrawal of amounts attributable to Purchase Payments made under a salary reduction agreement by Contract Owners from Tax-Sheltered Annuities. Withdrawals can only be made when a Contract Owner:


1)  reaches age 59 1/2;

2)  leaves his/her job;

3)  dies;

4)  becomes disabled (as that term is defined in the Code); or

5) in the case of hardship. However, in the case of hardship, the Contract Owner can only withdraw the Purchase Payments and not any earnings.

DIVERSIFICATION

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Allianz Life believes that the Portfolios are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Allianz Life, would be considered the owner of the shares of the Portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It is unknown to what extent under federal tax law Contract Owners are permitted to select Portfolios, to make transfers among the Portfolios or the number and type of Portfolios Contract Owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Contract, could be treated as the owner of the Portfolios.

Due to the uncertainty in this area, Allianz Life reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.


ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

You can have access to the money in your Contract:

1)  by making a withdrawal (either a partial or a total withdrawal);

2)  by receiving Annuity Payments; or

3) when a death benefit is paid to your Beneficiary.

Withdrawals can only be made during the Accumulation Phase.

When you make a complete withdrawal you will receive the value of the Contract on the day you made the withdrawal, less any applicable contingent deferred sales charge, less any premium tax and less any contract maintenance charge. (See "Expenses" for a discussion of the charges.)

Unless you instruct Allianz Life otherwise, a partial withdrawal will be made pro-rata from all the Variable Options and the Fixed Account you selected.

We will pay the amount of any withdrawal from the Variable  Options within seven
(7) days of when we receive your request in good order unless the Suspension of Payments or Transfers provision is in effect (see below).

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

There are limits to the amount you can withdraw from a Qualified plan referred to as a 403(b) plan. For a more complete explanation see "Taxes" and the discussion in the SAI.

SYSTEMATIC WITHDRAWAL PROGRAM

If the value of your Contract is at least $25,000, Allianz Life offers a program which provides automatic monthly or quarterly payments to you each year. The total systematic withdrawals which you can make each year without Allianz Life deducting a contingent deferred sales charge is limited to 9% of the value of your Contract. However, we may increase the 9% limit to allow you to make systematic withdrawals to meet the applicable minimum distribution requirements for Qualified Contracts. If you make withdrawals under this program, you may not also use the 15% free withdrawal amount that year. For a discussion of the contingent deferred sales charge and the 15% free withdrawal amount, see "Expenses." Allianz Life reserves the right to modify the eligibility rules of this program at any time without notice.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.

MINIMUM DISTRIBUTION PROGRAM

If you own a Contract that is an Individual Retirement Annuity (IRA), you may select the Minimum Distribution Program. Under this program, Allianz Life will make payments to you from your Contract that are designed to meet the applicable minimum distribution requirements imposed by the Code for IRAs. If the value of your Contract is less than $25,000, Allianz Life will make payments to you on an annual basis. If the value of your Contract is at least $25,000, Allianz Life will make payments to you on a monthly or quarterly basis. The payments will not be subject to the contingent deferred sales charge and will be instead of the 15% free withdrawal amount.

SUSPENSION OF PAYMENTS OR TRANSFERS

Allianz Life may be required to suspend or postpone payments for withdrawals or transfers for any period when:

1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2) trading on the New York Stock Exchange is restricted;

3) an emergency exists as a result of which disposal of the Portfolio shares are not reasonably practicable or Allianz Life cannot reasonably value the Portfolio shares;

4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Contract Owners.

Allianz Life has reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law but not for more than six months.

PERFORMANCE
--------------------------------------------------------------------------------


Allianz Life periodically advertises performance of the Variable Options. Allianz Life will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the insurance charges and the expenses of the Portfolios. It may not reflect the deduction of any applicable contingent deferred sales charge and contract maintenance charge. The deduction of any applicable contract maintenance charge and contingent deferred sales charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include average annual total return figures, which reflect the deduction of the insurance charges, contract maintenance charge, contingent deferred sales charges and the expenses of the Portfolios. Allianz Life may also advertise cumulative total return information. Cumulative total return is determined the same way except that the results are not annualized. Performance information for the underlying Portfolios may also be advertised; see the accompanying fund prospectuses for more information.


Allianz Life may in the future also advertise yield information. If it does, it will provide you with information regarding how yield is calculated. More detailed information regarding how performance is calculated is found in the SAI.

Any performance advertised will be based on historical data. It does not guarantee future results of the Portfolios.


DEATH BENEFIT
--------------------------------------------------------------------------------

DEATH OF CONTRACT OWNER

If you die during the Accumulation Phase, Allianz Life will pay a death benefit to your Beneficiary (see below). No death benefit is paid if you die during the Payout Phase. We will determine the value of the death benefit as of the end of the business day we receive both due proof of death and a payment election at our Valuemark Service Center.

The value of the death benefit at the time we process the election option is guaranteed to be at least the larger of the surrender value or the guaranteed minimum death benefit (described below).

o The surrender value is the Contract value as of the end of the business day when we receive the written request for a withdrawal which is reduced by the sum of: (i) any applicable premium taxes which we have not previously deducted; (ii) any applicable contract maintenance charge; and (iii) any applicable contingent deferred sales charge.

o  The guaranteed minimum death benefit will be the greater of (a) or (b) below:

    (a)the sum of all Purchase Payments you have made, less any withdrawals (and any contingent deferred sales charge paid on the withdrawals), increased by 5% each Contract anniversary prior to the earlier of your 81st birthday or the date of death.

    (b)the greatest sixth Contract anniversary value for Contract anniversaries prior to the earlier of your 81st birthday or the date of death. The sixth Contract anniversary value is equal to the Contract value on a sixth  Contract  anniversary,  plus any  Purchase  Payments you have made since that anniversary, less the amount of any withdrawals (and applicable contingent deferred sales charges paid on the withdrawals) since that anniversary.

       On the earlier of your 81st birthday or the date of death and thereafter, the guaranteed minimum death benefit will only be increased by subsequent Purchase Payments and decreased by subsequent withdrawals (and applicable contingent deferred sales charges paid on the withdrawals).

If there are Joint Owners, the age of the oldest Owner will be used to determine the guaranteed minimum death benefit.

The Beneficiary may, at any time before the end of a sixty (60) day period after Allianz Life receives proof of death, elect the death benefit to be paid under one of the following options:

A. Lump sum payment of the death benefit. The value of the death benefit is equal to the greater of the guaranteed minimum death benefit or the surrender value as of the end of the business day we receive both due proof of death and a payment election. We will reduce any distribution of such death benefit by the sum of any applicable premium taxes, contract maintenance charges and contingent deferred sales charges.

B. The payment of the entire death benefit within 5 years of the date of the Contract Owner's death. We determine the value of the death benefit under Option B by comparing the guaranteed minimum death benefit to the Contract value as of the end of the business day we receive both due proof of death and a payment election. If the Contract value is greater, it will be the death benefit. We will reduce any distribution of such death benefit by the sum of any applicable premium taxes, contract maintenance charges and contingent deferred sales charges. If the guaranteed minimum death benefit is greater, it will be the death benefit. After the death benefit is calculated, it will be subject to market risk. We will not accept any additional Purchase Payments after the Contract Owner dies.

C. Payment over the lifetime of the designated Beneficiary or over a period not extending beyond the life expectancy of the designated Beneficiary with distribution beginning within one year of the date of death of the Contract Owner (see "Annuity Payments (The Payout Phase) - Annuity Options"). We determine the value of the death benefit under Option C by comparing the guaranteed death benefit to the Contract value as of the end of the business day we receive both due proof of death and a payment election. We will reduce any distribution of such death benefit by the sum of any applicable premium taxes, contract maintenance charges and contingent deferred sales charges. If the Contract value is greater, we will treat it as the death benefit. If the guaranteed minimum death benefit is greater, it will be the death benefit.

D. If the Beneficiary is your spouse, he/she can continue the Contract in his/her own name. We determine the value of the death benefit under Option D by comparing the guaranteed minimum death benefit to the Contract value as of the end of the business day we receive both due proof of death and a payment election. If the Contract value is greater, it will remain the Contract value. If the guaranteed minimum death benefit is greater, it will become the new Contract value. Any distribution to the new Contract Owner will be reduced by the sum of any applicable premium taxes, contract maintenance charges and contingent deferred sales charges.

Upon the death of the Contract Owner, the Contingent Owner or surviving Joint Owner, as applicable, may elect to keep the Contract in force and become the new Contract Owner (if they are the spouse of the Contract Owner).

If the Beneficiary does not elect a payment option, we will make a single sum settlement at the end of the sixty (60) day period following the date we receive proof of death. We may delay paying a death benefit pending receipt of any applicable tax consents and/or forms from a state.


In the case of Joint Owners,  if a Joint Owner dies,  the surviving  Joint Owner
will  become  the   Beneficiary.   Joint  Owners  must  be  spouses  (except  in
Pennsylvania).


If you (or any Joint Owner) die during the Payout Phase and you are not the Annuitant, any payments which are remaining under the Annuity Option selected will continue at least as rapidly as they were being paid at your death. If you die during the Payout Phase, the Beneficiary becomes the Contract Owner.

DEATH OF ANNUITANT

If the Annuitant, who is not a Contract Owner or Joint Owner, dies before the Income Date, you will become the Annuitant unless you designate a new Annuitant (subject to our underwriting rules then in effect). However, if the Contract Owner is a non-natural person (e.g., a corporation), then the death of the Annuitant will be treated as the death of the Contract Owner, and a new Annuitant may not be named.

If the Annuitant dies on or after the Income Date, the remaining amounts payable, if any, will be as provided for in the Annuity Option selected. The remaining amounts payable will be paid at least as rapidly as they were being paid at the Annuitant's death.


OTHER INFORMATION
--------------------------------------------------------------------------------

ALLIANZ LIFE

Allianz Life Insurance Company of North America (Allianz Life), 1750 Hennepin Avenue, Minneapolis, Minnesota 55403, was organized under the laws of the state of Minnesota in 1896. Allianz Life offers fixed and variable life insurance and annuities and group life, accident and health insurance. Allianz Life is licensed to do business in 49 states and the District of Columbia. Allianz Life is a wholly-owned subsidiary of Allianz Versicherungs-AG Holding.

YEAR 2000

Allianz Life has initiated programs to ensure that all of the computer systems utilized to provide services and administer policies will function properly in the year 2000. An assessment of the total expected costs specifically related to the year 2000 conversion has been completed. These costs are expensed as incurred and total costs are not expected to have a significant effect on Allianz Life's financial position or results of operations. Allianz Life believes it is taking steps that are reasonably designed to address the potential failure of computer systems used by its service providers and to ensure its year 2000 program is completed on a timely basis. There can be no assurance, however, that the steps taken by Allianz Life will be adequate to avoid any adverse impact.

THE SEPARATE ACCOUNT


Allianz Life established a separate account named Allianz Life Variable Account B (Separate Account) to hold the assets that underlie the Contracts, except assets allocated to the Fixed Account. The Board of Directors of Allianz Life adopted a resolution to establish the Separate Account under Minnesota insurance law on May 31, 1985. Allianz Life has registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into Variable Options (also known as sub-accounts). Each Variable Option invests in a Portfolio.


The assets of the Separate Account are held in Allianz Life's name on behalf of the Separate Account and legally belong to Allianz Life. However, those assets that underlie the variable Contracts are not chargeable with liabilities arising out of any other business Allianz Life may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other contracts Allianz Life may issue.

DISTRIBUTION


USAllianz Investor Services, LLC (formerly NALAC Financial Plans, LLC), 1750 Hennepin Avenue, Minneapolis, MN 55403, acts as the distributor of the Contract. USAllianz Investor Services, LLC is a wholly-owned subsidiary of Allianz Life.

Commissions will be paid to broker-dealers who sell the Contracts. Broker-dealers will be paid commissions up to 6.0% of Purchase Payments. Sometimes, Allianz Life enters into an agreement with the broker-dealer to pay the broker-dealer commissions as a combination of a certain amount of the commission at the time of sale and a trail commission (which when totaled could exceed 6.0% of Purchase Payments). In addition, Allianz Life may pay certain sellers for other services not directly related to the sale of the Contracts (such as special marketing support allowances). Commissions may be recovered from a broker-dealer if a withdrawal occurs within 12 months of a Purchase Payment.


ADMINISTRATION

Allianz Life has hired Delaware Valley Financial Services, Inc. (DVFS), 300 Berwyn Park, Berwyn, Pennsylvania, to perform certain administrative services regarding the Contracts. The administrative services include issuance of the Contracts and maintenance of Contract Owner's records.

FINANCIAL STATEMENTS

The consolidated financial statements of Allianz Life and the Separate Account have been included in the Statement of Additional Information.


TABLE OF CONTENTS OF THE
STATEMENT OF ADDITIONAL
INFORMATION
--------------------------------------------------------------------------------

Insurance  Company                                     2

Experts                                                2

Legal  Opinions                                        2

Distributor                                            2

Reduction or Elimination  of the
 Contingent Deferred Sales  Charge                     2

Calculation of Performance Data                        2

Federal Tax  Status                                    6

Annuity Provisions                                    11

Financial Statements                                 11



APPENDIX
--------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION

The consolidated financial statements of Allianz Life Insurance Company of North
America and the financial statements of Allianz Life Variable Account B may be found in the Statement of Additional Information.

The table below includes Accumulation Unit values for the periods indicated.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in the Statement of Additional
Information.

(NUMBER OF UNITS IN THOUSANDS)
                                                  FRANKLIN FRANKLIN***FRANKLIN**                           FRANKLIN
                                        FRANKLIN   GLOBAL    GLOBAL    GROWTH  FRANKLIN FRANKLIN FRANKLIN   NATURAL
                                         CAPITAL    COMM   HEALTH CARE   AND     HIGH    INCOME    MONEY   RESOURCES
SUB-ACCOUNTS:                            GROWTH  SECURITIES SECURITIES INCOME   INCOME SECURITIES MARKET  SECURITIES
--------------------------------------------------------------------------------------------------------------------
PERIOD ENDED JUNE 30, 1999
Unit value at beginning of period       $15.574  $28.308   $10.610   $26.226   $21.208  $25.122   $14.386   $8.505
Unit value at end of period             $17.371  $30.656    $8.973   $28.092   $21.331  $25.390   $14.606  $10.913
Number of units outstanding
 at end of period                         1,358    2,440        73     3,745     1,500    2,690     1,750      289
YEAR ENDED DEC. 31, 1998
Unit value at beginning of period       $13.130  $25.818  $10.000*   $24.551   $21.312  $25.065   $13.865  $11.559
Unit value at end of period             $15.574  $28.308   $10.610   $26.226   $21.208  $25.122   $14.386   $8.505
Number of units outstanding
 at end of period                         8,454   30,851       586    40,480    14,987   39,420    22,032    4,453
YEAR ENDED DEC. 31, 1997
Unit value at beginning of period       $11.254  $20.654        NA   $19.490   $19.375  $21.708   $13.359  $14.467
Unit value at end of period             $13.130  $25.818        NA   $24.551   $21.312  $25.065   $13.865  $11.559
Number of units outstanding
 at end of period                         5,673   39,623        NA    46,962    18,871   49,812    20,982    5,709
YEAR ENDED DEC. 31, 1996
Unit value at beginning of period      $10.000*  $19.565        NA   $17.310   $17.252  $19.785   $12.883  $14.109
Unit value at end of period             $11.254  $20.654        NA   $19.490   $19.375  $21.708   $13.359  $14.467
Number of units outstanding
 at end of period                        3,722    53,086        NA    50,027    20,736   57,504    28,060    6,998
YEAR ENDED DEC. 31, 1995
Unit value at beginning of period            NA  $15.104        NA   $13.215   $14.608  $16.392   $12.354  $13.979
Unit value at end of period                  NA  $19.565        NA   $17.310   $17.252  $19.785   $12.883  $14.109
Number of units outstanding
 at end of period                            NA   66,669        NA    46,893    18,756   59,309    31,040    6,919
YEAR ENDED DEC. 31, 1994
Unit value at beginning of period            NA  $17.319        NA   $13.677   $15.155  $17.734   $12.066  $14.464
Unit value at end of period                  NA  $15.104        NA   $13.215   $14.608  $16.392   $12.354  $13.979
Number of units outstanding
 at end of period                            NA   70,082        NA    35,695    15,679   56,569    39,437    8,285
YEAR ENDED DEC. 31, 1993
Unit value at beginning of period            NA  $15.889        NA   $12.574   $13.278  $15.163   $11.932   $9.424
Unit value at end of period                  NA  $17.319        NA   $13.677   $15.155  $17.734   $12.066  $14.464
Number of units outstanding
 at end of period                            NA   84,217        NA    24,719    11,787   38,967    10,247    4,685
YEAR ENDED DEC. 31, 1992
Unit value at beginning of period            NA  $14.821        NA   $11.949   $11.583  $13.580   $11.742  $10.635
Unit value at end of period                  NA  $15.889        NA   $12.574   $13.278  $15.163   $11.932   $9.424
Number of units outstanding
at end of period                             NA   39,387        NA    17,144     4,780   11,397     6,951    1,419
YEAR ENDED DEC. 31, 1991
Unit value at beginning of period            NA  $12.062        NA    $9.803    $9.026   $9.842   $11.288  $10.387
Unit value at end of period                  NA  $14.821        NA   $11.949   $11.583  $13.580   $11.742  $10.635
Number of units outstanding
 at end of period                            NA   16,188        NA     9,671     1,923    4,472     5,682      833
YEAR ENDED DEC. 31, 1990
Unit value at beginning of period            NA  $12.010        NA   $10.180   $10.021  $10.783   $10.637  $12.247
Unit value at end of period                  NA  $12.062        NA    $9.803    $9.026   $9.842   $11.288  $10.387
Number of units outstanding
 at end of period                            NA     6300        NA      5356      1056     3011      5768     1015
PERIOD FROM INCEPTION* TO DEC. 31, 1989
Unit value at beginning of period            NA  $10.000        NA   $10.000   $10.000  $10.000   $10.000  $10.000
Unit value at end of period                  NA  $12.010        NA   $10.180   $10.021  $10.783   $10.637  $12.247
Number of units outstanding
 at end of period                            NA       NA        NA     1,173     1,662      612     1,508      167


(NUMBER OF UNITS IN THOUSANDS)          FRANKLIN                     FRANKLIN           FRANKLIN FRANKLIN  FRANKLIN
                                          REAL    FRANKLIN FRANKLIN    U.S.   FRANKLIN**  ZERO     ZERO      ZERO
                                         ESTATE    RISING    SMALL     GOV'T    VALUE    COUPON   COUPON    COUPON
SUB-ACCOUNTS:                          SECURITIES DIVIDENDS   CAP  SECURITIES SECURITIES  2000     2005      2010
-------------------------------------------------------------------------------------------------------------------
PERIOD ENDED JUNE 30, 1999
Unit value at beginning of period       $23.107  $21.165   $14.600   $19.014    $7.717  $20.684   $25.003  $27.920
Unit value at end of period             $24.213  $21.611   $16.887   $18.638    $8.500  $20.749   $23.598  $25.282
Number of units outstanding
 at end of period                           557    2,651       809     3,302        27      628       307      235
YEAR ENDED DEC. 31, 1998
Unit value at beginning of period       $28.169  $20.074   $14.952   $17.947  $10.000*  $19.512   $22.532  $24.740
Unit value at end of period             $23.107  $21.165   $14.600   $19.014    $7.717  $20.684   $25.003  $27.920
Number of units outstanding
 at end of period                         9,639   27,683    14,856    30,500       719    3,595     2,635    2,582
YEAR ENDED DEC. 31, 1997
Unit value at beginning of period       $23.668  $15.303   $12.913   $16.650        NA  $18.475   $20.517  $21.522
Unit value at end of period             $28.169  $20.074   $14.952   $17.947        NA  $19.512   $22.532  $24.740
Number of units outstanding
 at end of period                        13,445   33,249    16,925    36,347        NA    4,523     2,910    2,998
YEAR ENDED DEC. 31, 1996
Unit value at beginning of period       $18.073  $12.498   $10.146   $16.298        NA  $18.294   $20.914  $22.431
Unit value at end of period             $23.668  $15.303   $12.913   $16.650        NA  $18.475   $20.517  $21.522
Number of units outstanding
 at end of period                        12,757   35,569    12,784        45        NA    5,636     3,579    3,297
YEAR ENDED DEC. 31, 1995
Unit value at beginning of period       $15.594   $9.769  $10.000*   $13.835        NA  $15.373   $16.096  $15.930
Unit value at end of period             $18.073  $12.498   $10.146   $16.298        NA  $18.294   $20.914  $22.431
Number of units outstanding
 at end of period                        10,998   33,789     1,302    34,313        NA    6,066     3,504    3,437
YEAR ENDED DEC. 31, 1994
Unit value at beginning of period       $15.369  $10.327        NA   $14.698        NA  $16.717   $18.050  $18.144
Unit value at end of period             $15.594   $9.769        NA   $13.835        NA  $15.373   $16.096  $15.930
Number of units outstanding
 at end of period                        11,645   28,778        NA    36,490        NA    4,953     2,780    2,589
YEAR ENDED DEC. 31, 1993
Unit value at beginning of period       $13.095  $10.848        NA   $13.586        NA  $14.595   $14.975  $14.670
Unit value at end of period             $15.369  $10.327        NA   $14.698        NA  $16.717   $18.050  $18.144
Number of units outstanding
 at end of period                        5,589    26,256        NA    40,402        NA    3,787     2,020    1,405
YEAR ENDED DEC. 31, 1992
Unit value at beginning of period       $11.848 $10.000*        NA   $12.798        NA  $13.570   $13.705  $13.482
Unit value at end of period             $13.095  $10.848        NA   $13.586        NA  $14.595   $14.975  $14.670
Number of units outstanding
 at end of period                        1,052     8,388        NA    25,054        NA    2,886     1,090      849
YEAR ENDED DEC. 31, 1991
Unit value at beginning of period        $9.000       NA        NA   $11.199        NA  $11.446   $11.545  $11.390
Unit value at end of period             $11.848       NA        NA   $12.798        NA  $13.570   $13.705  $13.482
Number of units outstanding
 at end of period                           394       NA        NA    14,426        NA    2,012       795    1,150
YEAR ENDED DEC. 31, 1990
Unit value at beginning of period       $10.368       NA        NA   $10.427        NA  $10.961   $11.406  $11.486
Unit value at end of period              $9.000       NA        NA   $11.199        NA  $11.446   $11.545  $11.390
Number of units outstanding
 at end of period                           200       NA        NA      5450        NA     1041       406      581
PERIOD FROM INCEPTION* TO DEC. 31, 1989
Unit value at beginning of period       $10.000       NA        NA   $10.000        NA  $10.000   $10.000  $10.000
Unit value at end of period             $10.368       NA        NA   $10.427        NA  $10.961   $11.406  $11.486
Number of units outstanding
 at end of period                            57       NA        NA     1,102        NA      162        86      194


((NUMBER OF UNITS IN THOUSANDS)                       TEMPLETONTEMPLETON       TEMPLETON
                                     MUTUAL   MUTUAL DEVELOPINGGLOBAL TEMPLETON GLOBAL TEMPLETON  TEMPLETON TEMPLETON
                                    DISCOVERY SHARES   MARKETS  ASSET  GLOBAL   INCOME INTERNAT'L INTERNAT'L PACIFIC
SUB-ACCOUNTS:                      SECURITIESSECURITIESEQUITYALLOCATIONGROWTH SECURITIES EQUITY  SMALLER COS GROWTH
---------------------------------------------------------------------------------------------------------------------
PERIOD ENDED JUNE 30, 1999
Unit value at beginning of period   $11.226  $11.837  $7.993  $13.589  $16.309 $17.905  $18.437    $9.364   $8.078
Unit value at end of period         $12.492  $13.465 $10.786  $14.187  $18.137 $16.856  $20.397   $10.887  $10.330
Number of units outstanding
 at end of period                       918    2,041     686      283    2,031     677    2,424       101      736
YEAR ENDED DEC. 31, 1998
Unit value at beginning of period   $11.983  $11.993 $10.340  $13.786  $15.176 $16.957  $17.711   $10.825   $9.431
Unit value at end of period         $11.226  $11.837  $7.993  $13.589  $16.309 $17.905  $18.437    $9.364   $8.078
Number of units outstanding
 at end of period                     9,718   18,133  15,989    4,056   34,226   6,976   44,256     1,533   10,669
YEAR ENDED DEC. 31, 1997
Unit value at beginning of period   $10.180  $10.330 $11.487  $12.514  $13.560 $16.780  $16.081   $11.145  $14.932
Unit value at end of period         $11.983  $11.993 $10.340  $13.786  $15.176 $16.957  $17.711   $10.825   $9.431
Number of units outstanding
 at end of period                     9,940   18,744  23,005    5,229   41,433   9,434   58,179     1,998   15,833
YEAR ENDED DEC. 31, 1996
Unit value at beginning of period  $10.000* $10.000*  $9.582  $10.591  $11.339 $15.522  $13.263  $10.000*  $13.630
Unit value at end of period         $10.180  $10.330 $11.487  $12.514  $13.560 $16.781  $16.081   $11.145  $14.932
Number of units outstanding
 at end of period                     1,471    2,613  22,423    4,104   40,327   1,857   64,375     1,388   22,061
YEAR ENDED DEC. 31, 1995
Unit value at beginning of period        NA       NA  $9.454 $10.000*  $10.201 $13.726  $12.161        NA  $12.802
Unit value at end of period              NA       NA  $9.582  $10.591  $11.339 $15.522  $13.263        NA  $13.630
Number of units outstanding
 at end of period                        NA       NA  15,618    1,338   28,309  14,181   59,883        NA   22,483
YEAR ENDED DEC. 31, 1994
Unit value at beginning of period        NA       NA$10.000*       NA $10.000* $14.650  $12.226        NA  $14.233
Unit value at end of period              NA       NA  $9.454       NA  $10.201 $13.726  $12.161        NA  $12.802
Number of units outstanding
 at end of period                        NA       NA   9,774       NA   14,637  16,855   60,464        NA   27,231
YEAR ENDED DEC. 31, 1993
Unit value at beginning of period        NA       NA      NA       NA       NA $12.733   $9.642        NA   $9.761
Unit value at end of period              NA       NA      NA       NA       NA $14.650  $12.226        NA  $14.233
Number of units outstanding
 at end of period                        NA       NA      NA       NA       NA  13,054   24,026        NA   14,240
YEAR ENDED DEC. 31, 1992
Unit value at beginning of period        NA       NA      NA       NA       NA $12.962 $10.000*        NA $10.000*
 Unit value at end of period             NA       NA      NA       NA       NA $12.733   $9.642        NA   $9.761
Number of units outstanding
 at end of period                        NA       NA      NA       NA       NA   5,487    1,329        NA      534
YEAR ENDED DEC. 31, 1991
Unit value at beginning of period        NA       NA      NA       NA       NA $11.706       NA        NA       NA
Unit value at end of period              NA       NA      NA       NA       NA $12.962       NA        NA       NA
Number of units outstanding
 at end of period                        NA       NA      NA       NA       NA   2,979       NA        NA       NA
YEAR ENDED DEC. 31, 1990
Unit value at beginning of period        NA       NA      NA       NA       NA $10.813       NA        NA       NA
Unit value at end of period              NA       NA      NA       NA       NA $11.706       NA        NA       NA
Number of units outstanding
 at end of period                        NA       NA      NA       NA       NA    1322       NA        NA       NA
PERIOD FROM INCEPTION* TO DEC. 31, 1989
Unit value at beginning of period        NA       NA      NA       NA       NA $10.000       NA        NA       NA
Unit value at end of period              NA       NA      NA       NA       NA $10.813       NA        NA       NA
Number of units outstanding
 at end of period                     1,199       NA      NA       NA       NA     278       NA        NA       NA

------------------------------------------------------------------------------------------------------------------

  * Unit Value at inception was $10.00.
 ** The Franklin Global Health Care Securities and the Franklin Value  Securities
    Variable  Options  commenced  operations  May 1, 1998.
*** Prior to November 15, 1999, this was the Franklin Global Utilities
    Securities Fund.
Accumulation Unit Value at the inception was $10.00 for each Variable Option. Inception was 1/24/89 for the Franklin Global Communications Securities, Franklin Growth and Income, Franklin High Income, Franklin Income Securities, Franklin Money Market, Franklin Natural Resources Securities, Franklin Real Estate Securities, and Templeton Global Income Securities Sub-Accounts; 3/14/89 for the Franklin U.S. Government Securities and the three Franklin Zero Coupon Sub-Accounts; 1/27/92 for the Franklin Rising Dividends, Templeton International Equity and Templeton Pacific Growth Sub-Accounts; 3/15/94 for the Templeton Developing Markets Equity and Templeton Global Growth Sub-Accounts; 5/1/95 for the Templeton Global Asset Allocation Sub-Account; 11/1/95 for the Franklin Small Cap Sub-Account; 5/1/96 for the Franklin Capital Growth and Templeton International Smaller Companies Sub-Accounts; 11/8/96 for the Mutual Discovery Securities and Mutual Shares Securities Sub-Accounts; and 5/1/98 for the
Franklin   Global  Health  Care   Securities  and  Franklin   Value   Securities
Sub-Accounts. There are no Accumulation Unit Values shown for the AIM V.I. Growth, Alger American Growth, Alger American Leveraged AllCap, Franklin S&P 500 Index, USAllianz VIP Diversified Assets, USAllianz VIP Fixed Income, and USAllianz VIP Growth Sub-Accounts because they commenced operations as of the date of this prospectus and therefore had no assets as of June 30, 1999.

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION
                         VALUEMARK II AND VALUEMARK III
                           INDIVIDUAL FLEXIBLE PAYMENT
                           VARIABLE ANNUITY CONTRACTS
                                    issued by
                         ALLIANZ LIFE VARIABLE ACCOUNT B
                                       and
                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
                                November 12, 1999

THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS, CALL OR WRITE THE COMPANY AT: 1750 Hennepin Avenue, Minneapolis, MN 55403-2195, (800) 542-5427.

THIS STATEMENT OF ADDITIONAL INFORMATION AND THE PROSPECTUS ARE DATED NOVEMBER 12, 1999, AND AS MAY BE AMENDED FROM TIME TO TIME.

Table of Contents

CONTENTS                                           PAGE
Company .........................................     2
Experts .........................................     2
Legal Opinions ..................................     2
Distributor .....................................     2
Reduction or Elimination of the Contingent
 Deferred Sales Charge ..........................     2
Calculation of Performance Data .................     2
Federal Tax Status ..............................     8
Annuity Provisions ..............................    14
Financial Statements ............................    15


























                                                              VMII/III SAI 11/99

Company
--------------------------------------------------------------------------------

Information regarding Allianz Life Insurance Company of North America (the "Company") and its ownership is contained in the Prospectus. The Company is rated A+ (Superior) by A.M. BEST, an independent analyst of the insurance industry. The financial strength of an insurance company may be relevant insofar as the ability of a company to make fixed annuity payments from its general account.

Experts
--------------------------------------------------------------------------------

The financial statements of Allianz Life Variable Account B and the consolidated financial statements of the Company as of and for the year ended December 31, 1998 included in this Statement of Additional Information have been audited by KPMG, LLP, independent auditors, as indicated in their reports included in this Statement of Additional Information and are included herein in reliance upon such reports and upon the authority of said firm as experts in accounting and auditing.

Legal Opinions
--------------------------------------------------------------------------------

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.

Distributor
--------------------------------------------------------------------------------

USAllianz Investor Services, LLC, (formerly NALAC Financial Plans, LLC), a wholly-owned subsidiary of the Company, acts as the distributor. The offering is on a continuous basis.

Reduction or Elimination of the
Contingent Deferred Sales Charge
--------------------------------------------------------------------------------

The amount of the Contingent Deferred Sales Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to a reduction of the Contingent Deferred Sales Charge will be determined by the Insurance Company after examination of the following factors:
1) the size of the group; 2) the total amount of purchase payments expected to be received from the group; 3) the nature of the group for which the Contracts are purchased, and the persistency expected in that group; 4) the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and 5) any other circumstances which the Company believes to be relevant to determining whether reduced sales or administrative expenses may be expected. None of the reductions in charges for sales is contractually guaranteed. The Contingent Deferred Sales Charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. The Contingent Deferred Sales Charge may be reduced or eliminated when the Contract is sold by an agent of the Company to any members of his or her immediate family and the commission is waived. In no event will any reduction or elimination of the Contingent Deferred Sales Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

Calculation of Performance Data
--------------------------------------------------------------------------------

Total Return

From time to time, the Company may advertise the performance data for the Variable Options (also known as Sub-Accounts) in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications. Such data will show the percentage change in the value of an accumulation unit based on the performance of a Variable Option over a stated period of time which is determined by dividing the increase (or decrease) in value for that unit by the accumulation unit value at the beginning of the period.

Any such performance data will include total return figures for the one, five, and ten year (or since inception) time periods indicated. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense Risk Charge, a 0.15% Administrative Expense Charge, the operating expenses of the underlying Portfolios and any applicable Contingent Deferred Sales Charge and Contract Maintenance Charge ("Standardized Total Return"). The Contingent Deferred Sales Charge and Contract Maintenance Charge deductions are calculated assuming a Contract is surrendered at the end of the reporting period.

The hypothetical value of a Contract purchased for the time periods described will be determined by using the actual accumulation unit values for an initial $1,000 purchase payment, and deducting any applicable Contingent Deferred Sales Charge and Contract Maintenance Charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                                P (1 + T)n = ERV
where:

P = a hypothetical initial payment of $1,000;

T = average annual total return;

n = number of years;

ERV = ending redeemable value of a hypothetical $1,000 purchase payment made at the beginning of the period at the end of the period.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of the Contingent Deferred Sales Charge and the Contract Maintenance Charge. Cumulative total return is calculated in a similar manner as described above except that the results are not annualized. The Company may also advertise cumulative and total return information over different periods of time. The Company may also present performance information computed on a different basis ("Non-Standardized Total Return").

Yield

The Franklin Money Market Sub-Account. The Company may advertise yield information for the Franklin Money Market Sub-Account. The Franklin Money Market Sub-Account's current yield may vary each day, depending upon, among other things, the average maturity of the underlying Portfolio's investment securities and changes in interest rates, operating expenses, the deduction of the Mortality and Expense Risk Charge, the Administrative Expense Charge and the Contract Maintenance Charge and, in certain instances, the value of the underlying Portfolio's investment securities. The fact that the Sub-Account's current yield will fluctuate and that the principal is not guaranteed should be taken into consideration when using the Sub-Account's current yield as a basis for comparison with savings accounts or other fixed-yield investments. The yield at any particular time is not indicative of what the yield may be at any other time.

The Franklin Money Market Sub-Account's current yield is computed on a base period return of a hypothetical Contract having a beginning balance of one accumulation unit for a particular period of time (generally seven days). The return is determined by dividing the net change (exclusive of any capital changes) in such accumulation unit by its beginning value, and then multiplying it by 365/7 to get the annualized current yield. The calculation of net change reflects the value of additional shares purchased with the dividends paid by the Portfolio, and the deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and Contract Maintenance Charge.

The effective yield reflects the effects of compounding and represents an annualization of the current return with all dividends reinvested. (Effective yield = [(Base Period Return + 1)365/7] -1.)

For the seven-day period ending on 6/30/99, the Money Market Sub-Account had a current yield of 3.01% and an effective yield of 3.06%.

Other Sub-Accounts. The Company may also quote yield in sales literature, advertisements, personalized hypothetical illustrations, and Contract Owner communications for the other Sub-Accounts. Each Sub-Account (other than the Franklin Money Market Sub-Account) will publish standardized total return information with any quotation of current yield.

The yield computation is determined by dividing the net investment income per accumulation unit earned during the period (minus the deduction for the Mortality and Expense Risk Charge, Administrative Expense Charge and Contract Maintenance Charge) by the accumulation unit value on the last day of the period and annualizing the resulting figure, according to the following formula:

                           Yield = 2 [(a-b) + 1)6 - 1]
                                       cd

where:

a = net investment income earned during the period by the Portfolio attributable to shares owned by the Sub-Account;

b = expenses accrued for the period (net of reimbursements, if applicable);

c = the average daily number of accumulation units outstanding during the period;

d = the maximum offering price per accumulation unit on the last day of the period.

The above formula will be used in calculating quotations of yield, based on specified 30-day periods (or one month) identified in the sales literature, advertisement, or communication. Yield calculations assume that no Contingent Deferred Sales Charges have been deducted (see the Prospectus for information regarding the Contingent Deferred Sales Charge). The Company does not currently advertise yield information for any Sub-Account (other than the Franklin Money Market Sub-Account).

Performance Ranking

Total return information for the Sub-Accounts and the Portfolios may be compared to relevant indices, including U.S. domestic and international indices and data from Lipper Analytical Services, Inc., Standard & Poor's Indices, or VARDS(R).

From time to time, evaluation of performance by independent sources may also be used.


Performance Information

Total returns reflect all aspects of a Sub-Account's return, including the automatic reinvestment by Allianz Life Variable Account B of all distributions and any change in a Sub-Account's value over the period.

The returns reflect the deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the operating expenses of each Portfolio and are shown both with and without the deduction of the Contingent Deferred Sales
Charge and Contract Maintenance Charge. Past performance does not guarantee future results.

Standardized Total Return Valuemark II/III

Average Annual Total Return for the period ended June 30, 1999: with Contingent Deferred Sales Charge and other charges

                                                    Valuemark II                          Valuemark III
------------------------------------------------------------------------------------------------------------------------
                                  Separate
                                   Account
                                  Inception    One      Five      Ten     Since      One      Five      Ten      Since
Sub-Account                         Date      Year      Year     Year   Inception   Year      Year     Year    Inception
------------------------------------------------------------------------------------------------------------------------
Franklin Capital Growth            5/1/96    14.38%        NA        NA   18.68%   13.53%        NA       NA    18.68%
Franklin Global Health Care
  Securities                       5/1/98   -15.04%        NA        NA  -12.10%  -15.89%        NA       NA   -12.10%
Franklin Global Utilities
  Securities                      1/24/89     7.91%    16.20%    11.04%   11.27%    7.06%    16.20%   11.04%    11.27%
Franklin Growth and Income        1/24/89     4.96%    16.55%    10.86%   10.33%    4.11%    16.55%   10.86%    10.33%
Franklin High Income              1/24/89    -7.33%     7.90%     7.52%    7.46%   -8.18%     7.90%    7.52%     7.46%
Franklin Income Securities        1/24/89    -3.63%     8.77%     9.44%    9.28%   -4.48%     8.77%    9.44%     9.28%
Franklin Money Market+            1/24/89    -0.96%     3.57%     7.05%    3.61%   -1.81%     3.57%    7.05%     3.61%
Franklin Natural Resources
  Securities                      1/24/89    -1.67%    -4.37%     0.47%    0.75%   -2.52%    -4.37%    0.47%     0.75%
Franklin Real Estate Securities   1/24/89   -13.71%     8.83%     8.64%    8.77%  -14.56%     8.83%    8.64%     8.77%
Franklin Rising Dividends         1/27/92    -1.20%    17.19%        NA   10.85%   -2.05%    17.19%       NA    10.85%
Franklin Small Cap                11/1/95     3.65%        NA        NA   15.05%    2.80%        NA       NA    15.05%
Franklin U.S. Government
  Securities                      3/14/89    -3.38%     6.09%     6.34%    6.16%   -4.23%     6.09%    6.34%     6.16%
Franklin Value Securities          5/1/98   -11.13%        NA        NA  -16.26%  -11.98%        NA       NA   -16.26%
Franklin Zero Coupon - 2000+      3/14/89    -0.68%     5.81%     6.96%    7.27%   -1.53%     5.81%    6.96%     7.27%
Franklin Zero Coupon - 2005+      3/14/89    -3.77%     7.85%     7.60%    8.63%   -4.62%     7.85%    7.60%     8.63%
Franklin Zero Coupon - 2010+      3/14/89    -7.91%     9.92%     8.36%    9.36%   -8.76%     9.92%    8.36%     9.36%
Mutual Discovery Securities       11/8/96    -9.56%        NA        NA    7.95%  -10.41%        NA       NA     7.95%
Mutual Shares Securities          11/8/96     0.70%        NA        NA   11.12%   -0.15%        NA       NA    11.12%
Templeton Developing Markets
  Equity                          3/15/94    23.90%     1.46%        NA    1.32%   23.05%     1.46%       NA     1.32%
Templeton Global Asset Allocation  5/1/95    -3.55%        NA        NA    8.59%   -4.40%        NA       NA     8.59%
Templeton Global Growth           3/15/94     6.38%    12.57%        NA   11.81%    5.53%    12.57%       NA    11.81%
Templeton Global Income
  Securities                      1/24/89    -6.86%     4.35%     4.98%    5.06%   -7.71%     4.35%    4.98%     5.06%
Templeton International Equity    1/27/92    -2.07%    10.70%        NA    9.99%   -2.92%    10.70%       NA     9.99%
Templeton International Smaller
  Companies                        5/1/96    -5.28%        NA        NA    2.24%   -6.13%        NA       NA     2.24%
Templeton Pacific Growth          1/27/92    45.58%    -5.08%        NA    0.34%   44.73%    -5.08%       NA     0.34%

The Franklin Global Health Care Securities and the Franklin Value Securities Sub-Accounts commenced operations on May 1, 1998.

The Franklin S&P 500 Index, USAllianz VIP Diversified Assets, USAllianz VIP Fixed Income, and USAllianz VIP Growth Sub-Accounts commenced operations on November 12, 1999.

+ Calculated with waiver of fees


Non-Standardized Total Return Valuemark II/III

Total Return for the period ended June 30, 1999: without Contingent Deferred Sales Charge or Contract
Maintenance Charge

                                                              Annual Total Return
------------------------------------------------------------------------------------------------------
                                          Separate
                                           Account
                                          Inception       One         Five          Ten        Since
Sub-Account                                 Date          Year        Year          Year     Inception
-------------------------------------------------------------------------------------------------------
Franklin Capital Growth                     5/1/96      18.73%           NA           NA       19.05%
Franklin Global Health Care Securities      5/1/98     -10.69%           NA           NA       -8.87%
Franklin Global Utilities Securities       1/24/89      12.26%       16.32%       11.11%       11.34%
Franklin Growth and Income                 1/24/89       9.31%       16.66%       10.93%       10.41%
Franklin High Income                       1/24/89      -2.98%        8.04%        7.59%        7.53%
Franklin Income Securities                 1/24/89       0.72%        8.90%        9.50%        9.34%
Franklin Money Market+                     1/24/89       3.39%        3.73%        7.22%        3.70%
Franklin Natural Resources Securities      1/24/89       2.68%       -4.18%        0.56%        0.84%
Franklin Real Estate Securities            1/24/89      -9.36%        8.96%        8.71%        8.85%
Franklin Rising Dividends                  1/27/92       3.15%       17.31%           NA        0.94%
Franklin Small Cap                         11/1/95       8.00%           NA           NA       15.36%
Franklin U.S. Government Securities        3/14/89       0.97%        6.23%        6.41%        6.23%
Franklin Value Securities                   5/1/98      -6.78%           NA           NA      -13.00%
Franklin Zero Coupon - 2000+               3/14/89       3.67%        5.95%        7.03%        7.35%
Franklin Zero Coupon - 2005+               3/14/89       0.58%        7.99%        7.67%        8.70%
Franklin Zero Coupon - 2010+               3/14/89      -3.56%       10.05%        8.44%        9.43%
Mutual Discovery Securities                11/8/96      -5.21%           NA           NA        8.79%
Mutual Shares Securities                   11/8/96       5.05%           NA           NA       11.92%
Templeton Developing Markets Equity        3/15/94      28.25%        1.63%           NA        1.44%
Templeton Global Asset Allocation           5/1/95       0.80%           NA           NA        8.75%
Templeton Global Growth                    3/15/94      10.73%       12.69%           NA       11.90%
Templeton Global Income Securities         1/24/89      -2.51%        4.50%        5.06%        5.13%
Templeton International Equity             1/27/92       2.28%       10.83%           NA       10.08%
Templeton International Smaller Companies   5/1/96      -0.93%           NA           NA        2.72%
Templeton Pacific Growth                   1/27/92      49.93%       -4.87%           NA        0.44%

The Franklin Global Health Care Securities and the Franklin Value Securities Sub-Accounts commenced operations on May 1, 1998.

The Franklin S&P 500 Index, USAllianz VIP Diversified Assets, USAllianz VIP Fixed Income, and USAllianz VIP Growth Sub-Accounts commenced operations on November 12, 1999.

+ Calculated with waiver of fees


The chart below shows  hypothetical  accumulation  unit performance based on the historical  performance of the AIM V.I.  Growth Fund, the Alger American  Growth
Fund and the Alger  American  Leveraged  AllCap Fund.  The  performance  figures assume that your Contract was invested in each of the Portfolios commencing from the inception date of the Portfolio.  The performance figures in Table I reflect the deduction of the Mortality  and Expense Risk Charge,  Administrative  Charge
and the operating expenses of the Portfolios.  The performance  figures in Table
II  reflect  the   deduction   of  the   Mortality   and  Expense  Risk  Charge,
Administrative  Charge, the Contract  Maintenance Charge, the operating expenses of the  Portfolios  and  assumes  that you make a  withdrawal  at the end of the period (and therefore the Contingent  Deferred Sales Charge is reflected).  Past performance does not guarantee future results.

Total Return for the periods ended June 30, 1999

Table I                                                         Valuemark II/III
-------------------------------------------------------------------------------------------------------

                                          Portfolio
                                          Inception       One         Five          Ten         Since
Portfolio                                   Date         Year         Year         Year       Inception
-------------------------------------------------------------------------------------------------------

AIM V.I. Growth                            5/5/93       25.27%       24.75%           NA       19.66%

Alger American Growth                      1/9/89       33.33%       28.34%       20.76%       20.94%

Alger American Leveraged AllCap           1/25/95       55.52%           NA           NA       39.37%
-------------------------------------------------------------------------------------------------------


Table II                                          Valuemark II                             Valuemark III
-------------------------------------------------------------------------------------------------------------------------
                                  Portfolio
                                  Inception   One    Five       Ten      Since        One      Five      Ten      Since
Portfolio                           Date     Year    Year      Year    Inception     Year      Year     Year    Inception
-------------------------------------------------------------------------------------------------------------------------

AIM V.I. Growth                    5/5/93   20.92%   24.65%        NA   19.58%      20.07%    24.65%       NA    19.58%

Alger American Growth              1/9/89   28.98%   28.24%    20.70%   20.89%      28.13%    28.24%   20.70%    20.89%

Alger American Leveraged AllCap   1/25/95   51.17%       NA        NA   39.28%      50.32%        NA       NA    39.28%
-------------------------------------------------------------------------------------------------------------------------

You should note that  investment  results will fluctuate over time, and any  presentation of total return for any period should not be considered  as a  representation  of what an  investment  may earn or what your total return may be in any future period.


Federal Tax Status
--------------------------------------------------------------------------------

Note: The following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. The Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Company does not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General

Section 72 of the Internal Revenue Code of 1986, as amended ("Code") governs taxation of annuities in general. A Contract Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option elected. For a lump sum payment received as a total surrender (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Contract Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-5) which established diversification requirements for the investment portfolios underlying variable contracts such as the Contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all Portfolios underlying the Contracts will be managed
by  the  investment   advisers  in  such  a  manner  as  to  comply  with  these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Contract Owner control of the investments of the Separate Account will cause the Contract Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Contract Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the Contract Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Contract Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Contract Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Contract Owner being retroactively determined to be the owner of the assets of the Separate Account. Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year period to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Contract Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year period.

Contracts Owned by
Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on purchase payments for the Contracts will be taxed currently to the Contract Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments

An assignment or pledge of a Contract may be a taxable event. Contract Owners should therefore consult competent tax advisers should they wish to assign or pledge their Contracts.

Death  Benefits

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

Income Tax Withholding

All distributions or the portion thereof which is includible in the gross income of the Contract Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Contract Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or
(c) the portion of the distributions not includible in gross income (i.e. returns of after-tax contributions) or (d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

Tax Treatment of Withdrawals -
Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the contract value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includible in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Contract Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts.")

Qualified Plans

The Contracts offered by the Prospectus are designed to be suitable for use under various types of Qualified Plans. Because of the minimum purchase payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Contract Owners, annuitants and beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. Contract Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available and described in this Statement of Additional Information.Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts.")

a.  Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations.") Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b.  Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which may be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts.") Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Roth IRAs

Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year periods beginning with tax year 1998.

Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

c. Pension and Profit-Sharing Plans

Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary, depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these Plans. (See "Tax Treatment of Withdrawals - Qualified Contracts.") Purchasers of Contracts for use with Pension or Profit-Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Tax Treatment of Withdrawals -
Qualified Contracts

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includible in gross income because they have been properly rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Contract Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Contract Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Contract Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Contract Owner or Annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a Contract Owner or Annuitant (as applicable) who has separated from service after he or she has attained age 55; (e) distributions made to the Contract Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Contract Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract Owner or Annuitant (as applicable) and his or her spouse and dependents if the Contract Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception no longer applies after the Contract Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (h) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in item (c) applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 591/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Generally, distributions from a Qualified Plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 701/2, or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Tax-Sheltered  Annuities -
Withdrawal Limitations

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Contract Owner: (1) attains age 59 1/2;
(2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Contract Owner's Contract Value which represents contributions by the Contract Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, and to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers and transfers between certain Qualified Plans. Contract Owners should consult their own tax counsel or other tax adviser regarding any distributions.

Annuity Provisions
--------------------------------------------------------------------------------

Variable Annuity Payout

A variable annuity is an annuity with payments which:

(1) are not  predetermined as to dollar amount; and
(2) will vary in amount with the net investment results of the applicable Sub-Account(s) of the Variable Account.

At the Income Date, the Contract Value in each Sub-Account will be applied to the applicable Annuity Tables. The Annuity Table used will depend upon the Annuity Option chosen. Both sex distinct and unisex Annuity Tables are utilized by the Company, depending on the state and type of Contract. If, as of the Income Date, the then current Annuity Option rates applicable to this class of Contracts provide a larger income than that guaranteed for the same form of annuity under the Contract, the larger amount will be paid. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first annuity payment is divided by the value of an Annuity Unit as of the Income Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the annuity payment period.

2. The fixed number of Annuity Units is multiplied by the Annuity Unit value for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

3. The total dollar amount of each Variable  Annuity  variable payout is the sum
of  all  Sub-Account   Variable  Annuity  payments,   reduced  by  the  Contract
Maintenance Charge.

Annuity Unit Value

The value of an Annuity Unit for a Sub-Account is determined (see below) by subtracting (2) from (1), dividing the result by (3) and multiplying the result by .999866337248 (.999866337248 is the daily factor to neutralize the assumed net investment rate of 5% per annum which is built into the annuity rate table) where:

1. is the net result of
a. the assets of the Sub-Account attributable to the Annuity Units; plus or minus
b. the cumulative charge or credit for taxes reserved which is determined by the Company to have resulted from the operation of the Sub-Account;

2. is the cumulative unpaid charge for the Mortality and Expense Risk Charge and for the Administrative Expense Charge; and

3. is the  number  of  Annuity  Units  outstanding  at the end of the  Valuation
Period.

The value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.

Fixed Annuity Payout

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Variable Account. The Fixed Option value on the day immediately preceding the Annuity Date will be used to determine the Fixed Annuity monthly payment. The monthly Annuity Payment will be based upon the Contract Value at the time of annuitization, the Annuity Option selected, the age of the annuitant and any joint annuitant and the sex of the annuitant and any joint annuitant where allowed.

Financial Statements
--------------------------------------------------------------------------------

The audited consolidated financial statements of the Company as of and for the year ended December 31, 1998, included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 1998 and the unaudited financial statements of the Separate Account as of and for the period ended June 30, 1999 are also included herein.

Allianz Life Variable Account B
of Allianz Life Insurance Company of North America
Financial Statements
Statements of Assets and Liabilities
June 30, 1999 (unaudited)
(In thousands)
                                                   CapitalGlobalHealthGlobalUtilitiesGrowthand High    Income    Money
                                                   GrowthCare SecuritiesSecuritiesIncome     Income  Securities  Market
                                                    Fund      Fund      Fund       Fund       Fund      Fund      Fund
-------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
  Franklin Valuemark Funds:
  Capital Growth Fund,
   18,298 shares, cost $267,543                 $330,467          -          -         -          -         -         -
  Global Health Care Securities Fund,
   1,045 shares, cost $10,114                          -      9,529          -         -          -         -         -
  Global Utilities Securities Fund,
   36,569 shares, cost $596,285                        -          -    815,112         -          -         -         -
  Growth and Income Fund,
   49,737 shares, cost $778,793                        -          -          - 1,092,230          -         -         -
  High Income Fund,
   25,933 shares, cost $347,106                        -          -          -         -    348,804         -         -
  Income Securities Fund,
   52,278 shares, cost $801,305                        -          -          -         -          -   900,225         -
  Money Market Fund,
   319,570 shares, cost $319,570                       -          -          -         -          -         -  319,570
-------------------------------------------------------------------------------------------------------------------
Total assets                                     330,467      9,529    815,112 1,092,230    348,804   900,225  319,570
Liabilities:
 Accrued mortality and expense risk charges -
  Valuemark II & III                                 104          3         70        75         14       177     146
 Accrued mortality and expense risk charges -
  Valuemark IV                                        10          6          6        10          8         9       7
 Accrued administrative charges - Valuemark II & III  12          1          9         9          2        21      18
 Accrued administrative charges - Valuemark IV         1          1          1         1          1        1        1
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                    127         11         86        95         25       208     172
Net assets                                      $330,340      9,518    815,026 1,092,135    348,779   900,017 319,398
-------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period -
  Valuemark II and III (note 5)                 $198,881      5,931    774,468   925,171    254,390   778,465  263,272
 Contracts in accumulation period -
  Valuemark IV (note 5)                          127,025      3,587     37,843   158,744     93,780   115,787   54,028
 Contracts in annuity payment period (note 2)      4,434          -      2,715     8,220        609    5,765     2,098
-------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                   $330,340      9,518    815,026 1,092,135    348,779   900,017  319,398
-------------------------------------------------------------------------------------------------------------------


See accompanying notes to unaudited financial statements.


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)
STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
JUNE 30, 1999  (UNAUDITED)
(IN THOUSANDS)
                                                                                                                TEMPLETON
                                                   MUTUAL    MUTUAL    NATURAL                                 DEVELOPING
                                                  DISCOVERY  SHARES   RESOURCES REAL ESTATE  RISING     SMALL    MARKETS
                                                 SECURITIESSECURITIESSECURITIES SECURITIES  DIVIDENDS    CAP     EQUITY
                                                    FUND      FUND      FUND       FUND       FUND      FUND      FUND
-------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
  Franklin Valuemark Funds:
  Mutual Discovery Securities Fund,
   15,210 shares, cost $177,688                 $192,402          -          -         -          -         -         -
  Mutual Shares Securities Fund,
   34,068 shares, cost $393,926                        -    466,736          -         -          -         -         -
  Natural Resources Securities Fund,
   4,323 shares, cost $49,132                          -          -     46,859         -          -         -         -
  Real Estate Securities Fund,
   9,992 shares, cost $182,649                         -          -          -   210,122          -         -         -
  Rising Dividends Fund,
   30,163 shares, cost $410,596                        -          -          -         -    561,631         -         -
  Small Cap Fund,
   17,794 shares, cost $239,108                        -          -          -         -          -   284,353         -
  Templeton Developing Markets Equity Fund,
   19,232 shares, cost $190,222                        -          -          -         -          -         -    180,590
-------------------------------------------------------------------------------------------------------------------
Total assets                                     192,402    466,736     46,859   210,122    561,631   284,353    180,590
Liabilities:
 Accrued mortality and expense risk charges -
  Valuemark II & III                                  36         76          5        15         38        49         41
 Accrued mortality and expense risk charges -
  Valuemark IV                                         9         15          5         7          9         8          6
 Accrued administrative charges - Valuemark II & III   4          9          1         2          5         6          5
 Accrued administrative charges - Valuemark IV         1          2          1         1          1         1          1
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                     50        102         12        25         53        64         53
Net assets                                      $192,352    466,634     46,847   210,097    561,578   284,289    180,537
-------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period -
  Valuemark II and III (note 5)                  $85,609    194,093     40,077   168,785    460,854   191,469    142,769
 Contracts in accumulation period -
  Valuemark IV (note 5)                          102,951    266,625      6,769    40,551     96,117    89,107     36,887
 Contracts in annuity payment period (note 2)      3,792      5,916         1        761     4,607     3,713         881
-------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                   $192,352    466,634     46,847   210,097    561,578   284,289    180,537
-------------------------------------------------------------------------------------------------------------------


See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)
STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
JUNE 30, 1999 (UNAUDITED)
(IN THOUSANDS)
                                                                                            TEMPLETON
                                                  TEMPLETON TEMPLETON TEMPLETON  TEMPLETONINTERNATIONALTEMPLETON U.S.
                                                GLOBAL ASSET GLOBAL GLOBAL INCOMEINTERNATIONALSMALLER  PACIFICGOVERNMENT
                                                 ALLOCATION  GROWTH  SECURITIES   EQUITY    COMPANIES  GROWTH SECURITIES
                                                    FUND      FUND      FUND       FUND       FUND      FUND     FUND
-------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
  Franklin Valuemark Funds:
  Templeton Global Asset Allocation Fund,
   4,975 shares, cost $60,719                    $66,261          -          -         -          -         -         -
  Templeton Global Growth Fund,
   41,842 shares, cost $525,224                        -    692,068          -         -          -         -         -
  Templeton Global Income Securities Fund,
   8,351 shares, cost $105,978                         -          -    101,882         -          -         -         -
  Templeton International Equity Fund,
   44,698 shares, cost $624,510                        -          -          -   772,834          -         -         -
  Templeton International Smaller Companies Fund,
   2,145 shares, cost $23,277                          -          -          -         -     23,106         -         -
  Templeton Pacific Growth Fund,
   10,844 shares, cost $97,753                         -          -          -         -          -   104,861         -
  U.S. Government Securities Fund,
   38,997 shares, cost $514,160                        -          -          -         -          -         -   534,650
-------------------------------------------------------------------------------------------------------------------
Total assets                                      66,261    692,068    101,882   772,834     23,106   104,861   534,650
Liabilities:
 Accrued mortality and expense risk charges -
  Valuemark II & III                                  36        151          7       137          8        18        21
 Accrued mortality and expense risk charges -
  Valuemark IV                                         6         11          6         8          5         5         7
 Accrued administrative charges - Valuemark II & III   4         18         1         16         1         2          2
 Accrued administrative charges - Valuemark IV         1          1         1          1         1         1          1
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                     47        181         15       162         15        26        31
Net assets                                       $66,214    691,887    101,867   772,672     23,091   104,835   534,619
-------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period -
  Valuemark II and III (note 5)                  $43,774    522,209     90,220   680,760     12,899    94,54    465,258
 Contracts in accumulation period -
  Valuemark IV (note 5)                           20,711    162,323     11,575    89,264      9,619     9,881    68,975
 Contracts in annuity payment period (note 2)      1,729      7,355        72      2,648       573       409        386
-------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                    $66,214    691,887    101,867   772,672     23,091   104,835   534,619
-------------------------------------------------------------------------------------------------------------------



See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)
STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
JUNE 30, 1999 (UNAUDITED)
(IN THOUSANDS)
                                                                        VALUE      ZERO       ZERO      ZERO      TOTAL
                                                                     SECURITIES   COUPON     COUPON    COUPON      ALL
                                                                        FUND    FUND - 2000FUND - 2005FUND - 2010 FUNDS
-------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
  Franklin Valuemark Funds:
  Value Securities Fund,
   1,299 shares, cost $10,343                                          $11,223         -          -         -
  Zero Coupon Fund - 2000
   4,433 shares, cost $62,601                                                -    66,311          -         -
  Zero Coupon Fund - 2005
   3,931 shares, cost $60,655                                                -         -     66,271         -
  Zero Coupon Fund - 2010
   4,187 shares, cost $70,837                                                -         -          -   72,724
-------------------------------------------------------------------------------------------------------------------
Total assets                                                            11,223    66,311     66,271    72,724 8,270,821
Liabilities:
 Accrued mortality and expense risk charges - Valuemark II & III            14         6          7         7     1,261
 Accrued mortality and expense risk charges - Valuemark IV                   5         5          5         6       184
 Accrued administrative charges - Valuemark II & III                         2         1          1         1       153
 Accrued administrative charges - Valuemark IV                               1         1          1         1        26
-------------------------------------------------------------------------------------------------------------------
Total liabilities                                                           22        13         14        15     1,624
Net assets                                                             $11,201    66,298     66,257    72,709 8,269,197
-------------------------------------------------------------------------------------------------------------------
Contract owners' equity:
 Contracts in accumulation period - Valuemark II and III (note 5)       $6,788    61,816     54,026    55,130 6,571,659
 Contracts in accumulation period - Valuemark IV (note 5)                4,026     4,470     12,231    17,570 1,640,446
-------------------------------------------------------------------------------------------------------------------
 Contracts in annuity payment period (note 2)                              387        12          -         9    57,092
Total contract owners' equity                                          $11,201   $66,298     66,257    72,709 8,269,197
-------------------------------------------------------------------------------------------------------------------

See accompanying notes to unaudited financial statements.


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)
STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 1999 (UNAUDITED)
(IN THOUSANDS)
                                                  CAPITALGLOBAL HEALTHGLOBALUTILITIEGROWTH AND HIG     INCOME    MONEY
                                                   GROWTHCARE SECURITIESSECURITIESINCOME     INCOME  SECURITIES  MARKET
                                                    FUND      FUND      FUND       FUND       FUND      FUND      FUND
-------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                   -          -          -         -          -         -        7,942
-------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges-Valuemark II & III 1,182     38      4,977     5,871      1,824       5,890      1,875
 Mortality and expense risk charges - Valuemark IV   679         19        215       965        623       731          404
 Administrative charges - Valuemark II & III         142          5        597       705        219       707          225
 Administrative charges - Valuemark IV                76          2         24       108         70        82           45
-------------------------------------------------------------------------------------------------------------------
Total expenses                                     2,079         64      5,813     7,649      2,736     7,410        2,549
Investment income (loss), net                     (2,079)       (64)    (5,813)   (7,649)    (2,736)   (7,410)       5,393
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds -          -         -          -         -         -            -
 Realized gains (losses) on sales of investments,net5,694      (158)    34,911    52,844      1,103    20,605         -
Realized gains (losses) on investments, net        5,694       (158)    34,911    52,844      1,103    20,605         -
-------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
  (depreciation) on investments                   28,299     (1,393)    33,786    29,574      4,684    (6,401)        -
-------------------------------------------------------------------------------------------------------------------
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on investments, net   33,993  (1,551)    68,697     82,418     5,787     14,204        -
Net increase (decrease) in net assets from operations$31,914 (1,615)    62,884     74,769     3,051     6,794       5,393
-------------------------------------------------------------------------------------------------------------------

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)
STATEMENTS OF OPERATIONS (CONT.)
FOR THE PERIOD ENDED JUNE 30, 1999 (UNAUDITED)
(IN THOUSANDS)
                                                                                                               TEMPLETON
                                                   MUTUAL    MUTUAL    NATURAL                                DEVELOPING
                                                  DISCOVERY  SHARES   RESOURCES REAL ESTATE  RISING     SMALL   MARKETS
                                                 SECURITIESSECURITIESSECURITIES SECURITIES  DIVIDENDS   CAP     EQUITY
                                                    FUND      FUND      FUND       FUND       FUND      FUND     FUND
-------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                   -          -          -         -          -         -        -
-------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges - Valuemark II & III579   1,257        233     1,174      3,066     1,218      821
 Mortality and expense risk charges - Valuemark IV   660      1,646        42        268        601      538       207
 Administrative charges - Valuemark II & III          69        151         28       141        368       146       99
 Administrative charges - Valuemark IV                74        184          5        30         67        60       23
-------------------------------------------------------------------------------------------------------------------
Total expenses                                     1,382      3,238        308     1,613      4,102     1,962    1,150
Investment income (loss), net                     (1,382)    (3,238)      (308)   (1,613)    (4,102)   (1,962)  (1,150)
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
 Realized capital gain distributions on mutual funds  -          -         -          -         -        -           -
 Realized gains (losses) on sales of investments, net(344)     5,515    (7,696)    5,771    32,761    3,018     (11,180)
Realized gains (losses) on investments, net         (344)     5,515     (7,696)    5,771     32,761     3,018   (11,180)
-------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
  (depreciation) on investments                   22,005     55,411     18,994     5,144    (23,242)   37,728   61,079
-------------------------------------------------------------------------------------------------------------------
  Total realized gains (losses) and unrealized
   appreciation (depreciation) on investments, net  21,661     60,926    11,298     10,915     9,519   40,746   49,899
Net increase (decrease) in net assets from operations$20,279   57,688    10,990      9,302     5,417   38,784   48,749
-------------------------------------------------------------------------------------------------------------------

See accompanying notes to unaudited financial statements.


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)
STATEMENTS OF OPERATIONS (CONT.)
FOR THE PERIOD ENDED JUNE 30, 1999 (UNAUDITED)
(IN THOUSANDS)
                                                                                            TEMPLETON
                                                  TEMPLETON TEMPLETON TEMPLETON  TEMPLETONINTERNATIONALTEMPLETON U.S.
                                                GLOBAL ASSET GLOBAL GLOBAL INCOMEINTERNATIONALSMALLER  PACIFICGOVERNMENT
                                                 ALLOCATION  GROWTH  SECURITIES   EQUITY    COMPANIES  GROWTH SECURITIES
                                                    FUND      FUND      FUND       FUND       FUND      FUND     FUND
-------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                   -          -          -         -          -         -        -
-------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges - Valuemark II & III 301   3,306       673     4,560        79         525   3,274
 Mortality and expense risk charges - Valuemark IV   131        993        78        555        60         43      428
 Administrative charges - Valuemark II & III          36        397         81       547         10        63      393
 Administrative charges - Valuemark IV                15        111          9        62          7         5       48
-------------------------------------------------------------------------------------------------------------------
Total expenses                                       483      4,807        841     5,724        156       636    4,143
Investment income (loss), net                       (483)    (4,807)      (841)   (5,724)      (156)    (636)   (4,143)
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
  Realized capital gain distributions
 on mutual funds                                       -          -          -         -          -         -        -
  Realized gains (losses) on sales
 of investments, net                                 568     18,729       (413)   33,404       (824) (12,060)    5,670
-------------------------------------------------------------------------------------------------------------------
Realized gains (losses)
 on investments, net                                 568     18,729       (413)   33,404       (824) (12,060)    5,670
 Net change in unrealized appreciation
(depreciation) on investments                      2,560     57,331     (5,989)   52,223      4,216    36,168  (12,964)
-------------------------------------------------------------------------------------------------------------------
Total realized gains (losses)
 and unrealized appreciation
 (depreciation) on investments, net                3,128     76,060     (6,402)   85,627      3,392    24,108   (7,294)
Net increase (decrease) in net
 assets from operations                           $2,645     71,253     (7,243)   79,903      3,236    23,472  (11,437)
-------------------------------------------------------------------------------------------------------------------

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)
STATEMENTS OF OPERATIONS (CONT.)
FOR THE PERIOD ENDED JUNE 30, 1999 (UNAUDITED)
(IN THOUSANDS)
                                                                        VALUE      ZERO       ZERO      ZERO      TOTAL
                                                                     SECURITIES   COUPON     COUPON    COUPON      ALL
                                                                        FUND    FUND - 2000FUND - 2005FUND - 2010 FUNDS
-------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
  Dividends reinvested in fund shares                                        -         -          -         -    7,942
Expenses:
 Mortality and expense risk charges - Valuemark II & III                    35       420        372       399   43,949
 Mortality and expense risk charges - Valuemark IV                          23        30         74        99   10,112
 Administrative charges - Valuemark II & III                                 4        50         45        48    5,276
 Administrative charges - Valuemark IV                                       3         3          8        11    1,132
-------------------------------------------------------------------------------------------------------------------
Total expenses                                                              65       503        499       557   60,469
Investment income (loss), net                                              (65)     (503)      (499)     (557) (52,527)
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
  Realized capital gain distributions
 on mutual funds                                                             -         -          -         -        -
  Realized gains (losses) on sales
 of investments, net                                                      (429)      745      1,205     1,533  190,972
-------------------------------------------------------------------------------------------------------------------
Realized gains (losses)
 on investments, net                                                      (429)      745      1,205     1,533  190,972
 Net change in unrealized appreciation
(depreciation) on investments                                            1,288       (27)    (4,828)   (8,850) 386,796
-------------------------------------------------------------------------------------------------------------------
Total realized gains (losses)
 and unrealized appreciation
 (depreciation) on investments, net                                        859       718     (3,623)   (7,317) 577,768
Net increase (decrease) in net
 assets from operations                                                   $794       215     (4,122)   (7,874) 525,241
-------------------------------------------------------------------------------------------------------------------

See accompanying notes to unaudited financial statements.


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)
STATEMENTS  OF  CHANGES  IN NET  ASSETS  FOR THE  PERIOD  ENDED  JUNE  30,  1999
(UNAUDITED) AND THE YEAR ENDED DECEMBER 31, 1998 (IN THOUSANDS)
                                                                 GLOBAL HEALTH     GLOBAL UTILITIES       GROWTH AND
                                         CAPITAL GROWTH FUND CARE SECURITIES FUND   SECURITIES FUND       INCOME FUND
-------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net          ($2,079)  (1,497)        (64)    (42)     (5,813)  25,465      (7,649) 22,488
  Realized gains (losses) on investments,net 5,694  3,101        (158)   (205)     34,911   99,245      52,844 128,386
  Net change in unrealized appreciation
   (depreciation) on investments          28,299   24,031      (1,393)    808      33,786  (40,032)     29,574 (73,442)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                          31,914   25,635      (1,615)    561      62,884   84,678      74,769  77,432
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                        1,966    3,713          62     194       1,994    7,461       4,332  16,130
  Transfers between funds                 96,707   55,930       2,344   5,818     (19,203) (39,931)       (213) 20,093
  Surrenders and terminations            (49,866) (17,886)     (1,545)   (190)   (141,580)(198,959)   (203,375)(195,983)
  Rescissions                               (214)      (8)          -       -        (217)    (241)       (457)   (276)
  Other transactions (note 2)                 67      (19)         (2)     (1)        333      155         457     356
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark II & III        48,660   41,730         859   5,821    (158,673)(231,515)   (199,256)(159,680)
-------------------------------------------------------------------------------------------------------------------
Contract transactions - Valuemark IV (note 5):
  Purchase payments                        6,946   21,127         354   1,428       2,440   12,583       7,320  51,280
  Transfers between funds                 45,442   17,665       1,452   1,051       6,379    6,950      15,392  25,926
  Surrenders and terminations             (7,218)  (2,192)       (126)     (7)     (2,091)  (1,068)     (9,038) (5,388)
  Rescissions                                (49)    (556)         (1)   (258)         (7)     (88)       (118)   (943)
  Other transactions (note 2)                167        1          (1)      -           3        5           6      46
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark IV              45,288   36,045       1,678   2,214       6,724   18,382      13,562  70,921
Increase (decrease) in net assets        125,862  103,410         922   8,596     (89,065)(128,455)   (110,925)(11,327)
Net assets at beginning of period        204,478  101,068       8,596       -     904,0911,032,546   1,203,0601,214,387
-------------------------------------------------------------------------------------------------------------------
Net assets at end of period             $330,340  204,478       9,518   8,596     815,026  904,091   1,092,1351,203,060
-------------------------------------------------------------------------------------------------------------------

See accompanying notes to unaudited financial statements.


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)
STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE PERIOD ENDED JUNE 30, 1999  (UNAUDITED)  AND THE YEAR ENDED DECEMBER 31,
1998 (IN THOUSANDS)
                                                                                                       MUTUAL DISCOVERY
                                          HIGH INCOME FUND  INCOME SECURITIES FUND MONEY MARKET FUND    SECURITIES FUND
-------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net          ($2,736)  33,766      (7,410) 77,877       5,393   12,915      (1,382)    (64)
  Realized gains (losses) on investments, net1,103  4,702       20,    48,389        -           -        (344)   1,768
  Net change in unrealized appreciation
   (depreciation) on investments           4,684  (38,630)     (6,401)(126,374)         -        -      22,005 (23,026)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                           3,051     (162)      6,794    (108)      5,393   12,915      20,279 (21,322)
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                        1,057    4,834       2,561  13,275       4,355   11,342         432   6,337
  Transfers between funds                 (7,718) (19,142)    (39,592)(51,375)    101,625  207,647      (8,752) 18,856
  Surrenders and terminations            (59,184) (71,048)   (180,628)(219,332)  (166,859)(204,171)    (24,768)(22,824)
  Rescissions                               (123)    (154)       (210)   (278)       (165)    (341)        (36)   (132)
  Other transactions (note 2)                 36      455         562     411       2,885      824         110       5
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark II & III       (65,932) (85,055)   (217,307)(257,299)   (58,159)  15,301     (33,014)  2,242
Contract transactions - Valuemark IV (note 5):
  Purchase payments                        6,088   39,346       7,760  42,572       7,415   44,229       2,364  35,649
  Transfers between funds                  5,516    8,234       6,397  14,799      (4,821) (20,238)     (2,443) 12,085
  Surrenders and terminations             (5,733)  (4,106)     (5,239) (3,538)    (11,583)  (6,316)     (6,172) (3,935)
  Rescissions                               (888)  (1,327)        (32)   (530)        (29)  (1,952)       (112)   (577)
  Other transactions (note 2)                201       50          47      (5)        247      199          21      59
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark IV               5,184   42,197       8,933  53,298      (8,771)  15,922      (6,342) 43,281
Increase (decrease) in net assets        (57,697) (43,020)   (201,580)(204,109)   (61,537)  44,138     (19,077) 24,201
Net assets at beginning of period        406,476  449,496   1,101,5971,305,706    380,935  336,797     211,429 187,228
-------------------------------------------------------------------------------------------------------------------
Net assets at end of period             $348,779  406,476     900,0171,101,597    319,398  380,935     192,352 211,429
-------------------------------------------------------------------------------------------------------------------

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)
STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE PERIOD ENDED JUNE 30, 1999  (UNAUDITED)  AND THE YEAR ENDED DECEMBER 31,
1998 (IN THOUSANDS)
                                            MUTUAL SHARES      NATURAL RESOURCES
                                           SECURITIES FUND      SECURITIES FUNDREAL ESTATE SECURITIES FUNDRISING DIVIDENDS FUND
-------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net          ($3,238)  (1,566)       (308)     75      (1,613)   9,568      (4,102) (2,149)
  Realized gains (losses) on investments,net5,515    4,339     (7,696) (13,600)    5,771    25,702      32,761  134,667
  Net change in unrealized appreciation
   (depreciation) on investments          55,411  (15,031)     18,994  (3,804)      5,144 (105,327)    (23,242)(101,514)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                          57,688  (12,258)     10,990 (17,329)      9,302  (70,057)      5,417  31,004
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                        1,150   11,748         208     899         420    4,373       1,852  10,801
  Transfers between funds                     88   28,224      (2,156) (5,230)    (18,963) (48,548)    (19,174) 17,226
  Surrenders and terminations            (46,835) (42,653)     (5,217) (7,877)    (42,996) (49,929)   (110,968)(135,412)
  Rescissions                               (203)    (194)        (32)    (49)        (39)    (148)       (148)   (207)
  Other transactions (note 2)                175       59          (1)     15          38      161          (2)    239
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark II & III       (45,625)  (2,816)     (7,198)(12,242)    (61,540) (94,091)   (128,440)(107,353)
Contract transactions - Valuemark IV (note 5):
  Purchase payments                        7,246   85,482         249   1,717       1,003   16,008       4,583  36,972
  Transfers between funds                  6,629   28,604         891     841      (1,831)   1,947       2,736  17,333
  Surrenders and terminations            (13,439)  (8,498)       (294)   (188)     (2,136)  (1,625)     (6,119) (3,213)
  Rescissions                               (105)  (1,549)         (1)    (52)         (7)    (202)       (109)   (691)
  Other transactions (note 2)                190       92          (1)    (15)         19       13         111       3
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark IV                 521  104,131         844   2,303      (2,952)  16,141       1,202  50,404
Increase (decrease) in net assets         12,584   89,057       4,636 (27,268)    (55,190)(148,007)   (121,821)(25,945)
Net assets at beginning of period        454,050  364,993      42,211  69,479     265,287  413,294     683,399 709,344
-------------------------------------------------------------------------------------------------------------------
Net assets at end of period             $466,634  454,050      46,847  42,211     210,097  265,287     561,578 683,399
-------------------------------------------------------------------------------------------------------------------

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)
STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE PERIOD ENDED JUNE 30, 1999  (UNAUDITED)  AND THE YEAR ENDED DECEMBER 31,
1998 (IN THOUSANDS)
                                                             TEMPLETON DEVELOPING  TEMPLETON GLOBAL        TEMPLETON
                                           SMALL CAP FUND     MARKETS EQUITY FUNDASSET ALLOCATION FUNDGLOBAL GROWTH FUND
-------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net          ($1,962)  (4,034)     (1,150)  3,912        (483)   1,887      (4,807)  8,781
  Realized gains (losses) on investments,net3,018   24,392    (11,180) (8,736)        568    4,396      18,729  82,495
  Net change in unrealized appreciation
   (depreciation) on investments          37,728  (31,057)     61,079 (51,993)      2,560   (8,198)     57,331 (44,136)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                          38,784  (10,699)     48,749 (56,817)      2,645   (1,915)     71,253  47,140
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                          921    6,424         665   4,084         369    1,787       1,954  10,586
  Transfers between funds                 (9,882)   4,845      (5,128)(39,497)     (4,719)  (8,074)    (15,602)(41,415)
  Surrenders and terminations            (42,697) (36,786)    (19,885)(26,039)     (8,858)  (8,859)    (77,074)(79,015)
  Rescissions                                (45)    (186)        (33)    (68)        (16)      (7)        (83)   (300)
  Other transactions (note 2)                182      (15)        115     (56)         31       30         290      78
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark II & III       (51,521) (25,718)    (24,266)(61,576)    (13,193) (15,123)    (90,515)(110,066)
Contract transactions - Valuemark IV (note 5):
  Purchase payments                        2,401   26,375       1,327   9,390       1,488    6,881       8,037  47,491
  Transfers between funds                   (757)  13,910          95  (1,057)       (746)     525       3,688  11,653
  Surrenders and terminations             (4,391)  (2,749)     (1,156) (1,050)     (1,060)    (519)     (8,981) (4,558)
  Rescissions                                (53)    (368)         (6)   (129)         (1)     (14)       (115)   (653)
  Other transactions (note 2)                 46       32           6     (13)         21       11          12     (12)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark IV              (2,754)  37,200         266   7,141        (298)   6,884       2,641  53,921
Increase (decrease) in net assets        (15,491)     783      24,749(111,252)    (10,846) (10,154)    (16,621) (9,005)
Net assets at beginning of period        299,780  298,997     155,788 267,040      77,060   87,214     708,508 717,513
-------------------------------------------------------------------------------------------------------------------
Net assets at end of period             $284,289  299,780     180,537 155,788      66,214   77,060     691,887 708,508
-------------------------------------------------------------------------------------------------------------------

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)
STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE PERIOD ENDED JUNE 30, 1999  (UNAUDITED)  AND THE YEAR ENDED DECEMBER 31,
1998 (IN THOUSANDS)
                                          TEMPLETON GLOBAL         TEMPLETON    TEMPLETON INTERNATIONAL    TEMPLETON
                                       INCOME SECURITIES FUNDINTERNATIONAL EQUITY FUNDSMALLER COMPANIES FUNDPACIFIC GROWTH FUND
-------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net            ($841)   9,058      (5,724) 18,022        (156)     290        (636)  3,442
  Realized gains (losses) on investments,net(413)        263  33,404     112,100     (824)    (547)    (12,060)(66,038)
  Net change in unrealized appreciation
   (depreciation) on investments          (5,989)  (1,320)     52,223 (88,725)      4,216   (3,830)     36,168  39,890
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                          (7,243)   8,001      79,903  41,397       3,236   (4,087)     23,472 (22,706)
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                          253      983       1,590   8,884          45      865         414   1,634
  Transfers between funds                 (5,153) (13,288)    (43,951)(92,026)     (1,402)  (3,005)      3,258 (21,917)
  Surrenders and terminations            (23,260) (30,382)   (163,833)(171,313)    (1,933)  (2,234)    (16,844)(20,611)
  Rescissions                                (43)     (42)     (1,041)   (404)         (2)     (24)        (32)    (54)
  Other transactions (note 2)                 47      154         830     252          37       10          16      48
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark II & III       (28,156) (42,575)   (206,405)(254,607)    (3,255)  (4,388)    (13,188)(40,900)
Contract transactions - Valuemark IV (note 5):
  Purchase payments                          801    3,461       2,088  21,502         269    2,980         275   2,042
  Transfers between funds                    683    1,385       1,633   6,064        (583)    (467)      2,906     282
  Surrenders and terminations               (773)    (377)     (4,050) (2,654)       (454)    (365)       (447)   (205)
  Rescissions                                 (4)     (12)        (20)    (95)         (3)     (85)         (3)    (42)
  Other transactions (note 2)                  5        2          33      45           5      (15)         22      (1)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark IV                 712    4,459        (316) 24,862        (766)   2,048       2,753   2,076
Increase (decrease) in net assets        (34,687) (30,115)   (126,818)(188,348)      (785)  (6,427)     13,037 (61,530)
Net assets at beginning of period        136,554  166,669     899,4901,087,838     23,876   30,303      91,798  153,328
-------------------------------------------------------------------------------------------------------------------
Net assets at end of period             $101,867  136,554     772,672 899,490      23,091   23,876     104,835   91,798
-------------------------------------------------------------------------------------------------------------------

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)
STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE PERIOD ENDED JUNE 30, 1999  (UNAUDITED)  AND THE YEAR ENDED DECEMBER 31,
1998 (IN THOUSANDS)
                                           U.S. GOVERNMENT           VALUE            ZERO COUPON         ZERO COUPON
                                           SECURITIES FUND      SECURITIES FUND       FUND - 2000         FUND - 2005
-------------------------------------------------------------------------------------------------------------------
                                            1999     1998        1999    1998        1999     1998        1999    1998
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net          ($4,143)  36,201         (65)    (47)       (503)   5,241        (499)  3,261
  Realized gains (losses) on investments, net5,670  8,286        (429)    (74)        745    2,396       1,205   2,485
  Net change in unrealized appreciation
   (depreciation) on investments         (12,964)  (7,222)      1,288    (407)        (27)  (2,765)     (4,828)  1,608
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                         (11,437)  37,265         794    (528)        215    4,872      (4,122)  7,354
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                        1,678    5,708         170     190         154      498         104     759
  Transfers between funds                 (5,626)  12,261       2,303   6,072        (829)  (4,978)       (130)  3,490
  Surrenders and terminations            (99,787)(126,296)     (1,642)   (129)    (12,038) (14,347)     (8,318)(10,720)
  Rescissions                               (939)    (188)          -       -          (4)      (4)        (15)    (11)
  Other transactions (note 2)                122      860          (1)     (1)        (10)     165          (9)    105
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark II & III      (104,552)(107,655)        830   6,132     (12,727) (18,666)     (8,368) (6,377)
Contract transactions - Valuemark IV (note 5):
  Purchase payments                        6,840   20,857         392     916         305      864       1,458   3,307
  Transfers between funds                  9,851   12,943         619   2,211         541    1,107       2,564   2,192
  Surrenders and terminations             (3,712)  (2,139)       (106)    (62)       (199)     (68)       (562)   (284)
  Rescissions                               (111)    (701)          -      (4)         (8)     (23)        (81)    (68)
  Other transactions (note 2)                136        4           7       -           3       (6)         90      (4)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark IV              13,004   30,964         912   3,061         642    1,874       3,469   5,143
IIncrease (decrease) in net assets      (102,985) (39,426)      2,536   8,665     (11,870) (11,920)     (9,021)  6,120
Net assets at beginning of period        637,604  677,030       8,665       -      78,168   90,088      75,278  69,158
-------------------------------------------------------------------------------------------------------------------
Net assets at end of period             $534,619  637,604      11,201   8,665      66,298   78,168      66,257  75,278
-------------------------------------------------------------------------------------------------------------------

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (CONTINUED)
STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE PERIOD ENDED JUNE 30, 1999  (UNAUDITED)  AND THE YEAR ENDED DECEMBER 31,
1998 (IN THOUSANDS)
                                                                               ZERO COUPON FUND - 2010 TOTAL ALL FUNDS
-------------------------------------------------------------------------------------------------------------------
                                                                                     1999    1998        1999     1998
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                                                    ($557)   3,294     (52,527) 266,144
  Realized gains (losses) on investments, net                                      1,533    5,443     190,972  603,355
  Net change in unrealized appreciation
   (depreciation) on investments                                                  (8,850)     769     386,796 (699,727)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 from operations                                                                  (7,874)   9,506     525,241  169,772
 Contract transactions - Valuemark II & III (note 5):
  Purchase payments                                                                  141      682      28,847  134,191
  Transfers between funds                                                            801    4,057      (1,067)  (3,907)
  Surrenders and terminations                                                    (11,579) (15,533) (1,521,569)(1,708,528)
  Rescissions                                                                         (6)      (2)     (4,103)  (3,318)
  Other transactions (note 2)                                                        103       49       6,411    4,339
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark II & III                                               (10,540) (10,747) (1,491,481)(1,577,223)
Contract transactions - Valuemark IV (note 5):
  Purchase payments                                                                2,291    5,944      81,740  540,403
  Transfers between funds                                                          4,265    3,245     106,498  169,190
  Surrenders and terminations                                                       (783)    (458)    (95,862) (55,562)
  Rescissions                                                                        (11)     (20)     (1,874) (10,939)
  Other transactions (note 2)                                                          4       (2)      1,400      489
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from contract
 transactions - Valuemark IV                                                       5,766    8,709      91,902  643,581
Increase (decrease) in net assets                                                (12,648)   7,468    (874,338)(763,870)
Net assets at beginning of period                                                 85,357   77,889   9,143,535 9,907,405
-------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                                      $72,709   85,357   8,269,197 9,143,535
-------------------------------------------------------------------------------------------------------------------

See accompanying notes to unaudited financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements
June 30, 1999 (unaudited)

1. ORGANIZATION

Allianz Life Variable Account B (Variable Account) is a segregated investment account of Allianz Life Insurance Company of North America (Allianz Life) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established on May 31, 1985 and commenced operations January 24, 1989. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Allianz Life and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Allianz Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Allianz Life may conduct.

The Variable Account's sub-accounts may invest, at net asset values, in one or more of the funds of the Franklin Valuemark Funds (FVF), managed by Franklin Advisers, Inc. and its Templeton and Franklin affiliates, in accordance with the selection made by the contract owner. Not all funds are available as investment options for the products which comprise the Variable Account.

Certain officers and trustees of the FVF are also officers and/or directors of Franklin Advisers, Inc. and/or
Allianz Life.


2. SIGNIFICANT ACCOUNTING POLICIES


USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


INVESTMENTS
Investments of the Variable Account are valued daily at market value using net asset values provided by Franklin Advisers, Inc.

Realized investment gains include realized gain distributions received from the respective funds and gains on the sale of fund shares as determined by the average cost method. Realized gain distributions are reinvested in the respective funds. Dividend distributions received from the FVF are reinvested in additional shares of the FVF and are recorded as income to the Variable Account on the ex-dividend date.

Two Fixed Account investment options are available to deferred annuity contract owners. A Flexible Fixed Option is available to all deferred annuity contract owners and a Dollar Cost Averaging Option is available to Valuemark IV deferred annuity contract owners. These accounts are comprised of equity and fixed income investments which are part of the general assets of Allianz Life. The liabilities of the Fixed Accounts are part of the general obligations of Allianz Life and are not included in the Variable Account. The guaranteed minimum rate of return on the Fixed Accounts is 3%.

The Global Health Care Securities Fund and Value Securities Fund were added as available investment options on May 1, 1998. The Utility Equity Fund name was changed to Global Utilities Securities Fund on May 1, 1998.


CONTRACTS IN ANNUITY PAYMENT PERIOD
Annuity reserves are computed for currently payable contracts according to the 1983 Individual Annuity Mortality Table, using an assumed investment return
(AIR) equal to the AIR of the specific contracts, either 3% or 5%. Charges to annuity reserves for mortality and risk expense are reimbursed to Allianz Life if the reserves required are less than originally estimated. If additional reserves are required, Allianz Life reimburses the account.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (CONTINUED)
June 30, 1999 (unaudited)

EXPENSES

ASSET BASED EXPENSES
A mortality and expense risk charge is deducted from the Variable Account on a daily basis. The charge is equal, on an annual basis, to 1.25% of the daily net assets of Valuemark II and Valuemark III and 1.34% of the daily net assets of Valuemark IV.

An administrative charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to 0.15% of the daily net assets of all products which comprise the Variable Account


CONTRACT BASED EXPENSES
A contract maintenance charge is paid by the contract owner annually from each deferred annuity contract by liquidating contract units at the end of the contract year and at the time of full surrender. The amount of the charge is $30 each year. Contract maintenance charges paid by the contract owners during the period ended June 30, 1999 (unaudited) and the year ended December 31, 1998 were $2,547,306 and $4,716,335, respectively. These contract charges are reflected in the Statements of Changes in Net Assets as other transactions.

A contingent deferred sales charge is deducted from the contract value at the time of a surrender. This charge applies only to a surrender of purchase payments received within five years of the date of surrender for Valuemark II and Valuemark III contracts and within seven years of the date of surrender for Valuemark IV contracts. For this purpose, purchase payments are allocated on a first-in, first-out basis. The amount of the contingent deferred sales charge is calculated by: (a) allocating purchase payments to the amount surrendered; and
(b) multiplying each allocated purchase payment that has been held under the contract for the period shown below by the charge shown below:

    Years Since     Contingent Deferred Sales Charge
      Payment     Valuemark IIValuemark IIIValuemark IV
        0-1            5%          6%         6%
        1-2            5%          5%         6%
        2-3            4%          4%         6%
        3-4            3%          3%         5%
        4-5           1.5%        1.5%        4%
        5-6            0%          0%         3%
        6-7            0%          0%         2%
        7+             0%          0%         0%

and (c) adding the products of each multiplication in (b) above.

A Valuemark II or Valuemark III deferred annuity contract owner may, not more frequently than once annually on a cumulative basis, make a surrender each contract year of fifteen percent (15%) of purchase payments paid, less any prior surrenders, without incurring a contingent deferred sales charge. A Valuemark IV deferred annuity contract owner may make multiple surrenders, each year after the first contract year, up to fifteen percent (15%) of the contract value without incurring a contingent deferred sales charge. For a partial surrender, the contingent deferred sales charge will be deducted from the remaining contract value, if sufficient; otherwise it will be deducted from the amount surrendered. Total contingent deferred sales charges paid by the contract owners for the period ended June 30, 1999 (unaudited) and the year ended December 31, 1998 were $9,698,970 and $8,535,795, respectively.

Currently, twelve transfers are permitted each contract year. Thereafter, the fee is $25 per transfer, or 2% of the amount transferred, if less. Currently, transfers associated with the dollar cost averaging program are not counted. Total transfer charges paid by the contract owners for the period ended June 30, 1999 (unaudited) and the year ended December 31, 1998 were $85,769 and $159,282, respectively. Transfer charges are reflected in the Statements of Changes in Net Assets as other transactions. Net transfers from the Fixed Accounts for the period ended June 30, 1999 (unaudited) and the year ended December 31, 1998 were $105,431,072 and $165,283,144, respectively.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (CONTINUED)
June 30, 1999 (unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


CONTRACT BASED EXPENSES (CONTINUED)
Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Allianz Life may, in its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Allianz Life may have to deduct such amounts at a later date.

On Valuemark II and Valuemark III deferred annuity contracts, a systematic withdrawal plan is available which allows an owner to withdraw up to nine percent (9%) of purchase payments less prior surrenders annually, paid monthly or quarterly, without incurring a contingent deferred sales charge. The systematic withdrawal plan available to Valuemark IV deferred annuity contract owners allows up to fifteen percent (15%) of the contract value withdrawn annually, paid monthly or quarterly, without incurring a contingent deferred sales charge. The exercise of the systematic withdrawal plan in any contract year replaces the 15% penalty free privilege for that year for all deferred annuity contracts.

A rescission is defined as a contract that is returned to the Company by the Contract Owner and canceled within the free-look period, generally within 10 days.


3. CAPITALIZATION

Allianz Life provides capital for the establishment of new funds as investment options of the Variable Account. There were no capitalization transactions during the period ended June 30, 1999 (unaudited). The capitalization transactions  were as follows during the year ended  December 31, 1998:

                                              Capitalization        Date of       Market Value        Date of
       Fund                                       Amount        Capitalization    at Withdrawal      Withdrawal
-------------------------------------------------------------------------------------------------------------------

     Global Health Care Securities Fund          $ 250,000          5/1/98          $253,250           12/1/98

     Value Securities Fund                       $ 250,000          5/1/98          $192,000           12/1/98




4. FEDERAL INCOME TAXES

Operations of the Variable Account form a part of, and are taxed with, operations of Allianz Life, which is taxed as a life insurance company under the Internal Revenue Code.

Allianz Life does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Allianz Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (CONTINUED)
June 30, 1999 (unaudited)

5. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS)

Transactions  in  units  for each  fund  for the  period  ended  June  30,  1999
(unaudited) and the year ended December 31,1998 were as follows:
                                                  GLOBAL   GLOBAL                                      MUTUAL   MUTUAL
                                          CAPITALHEALTH CAREUTILITIESGROWTH ANDHIGH  INCOME    MONEY  DISCOVERY SHARES
                                          GROWTHSECURITIESSECURITIESINCOME   INCOMESECURITIES MARKET SECURITIESSECURITIES
                                           FUND    FUND     FUND     FUND     FUND    FUND     FUND     FUND     FUND
-------------------------------------------------------------------------------------------------------------------
     VALUEMARK II & III
Accumulation units outstanding at
    December 31, 1997                       5,673        -   39,623   46,962  18,871   49,811   20,982    9,940  18,744
Contract transactions:
 Purchase payments                            160       20     241      538      223      459     566      402      795
 Transfers between funds                    3,882      586  (1,529)     699     (811)  (2,088) 14,858    1,284    2,150
 Surrenders and terminations               (1,258)     (20) (7,481)  (7,722)  (3,310)  (8,767)(14,408)  (1,897)  (3,544)
 Rescissions                                   (1)       -      (9)     (11)      (7)     (11)    (24)     (11)     (16)
 Other transactions                            (2)       -       6       14       21       16      58        -        4
-------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in accumulation
 units resulting from contract transactions  2,781     586   (8,772)  (6,482)  (3,884)(10,391)   1,050     (222)    (611)

Accumulation units outstanding at
   December 31, 1998                         8,454      586   30,851   40,480  14,987   39,420   22,032    9,718   18,133
-------------------------------------------------------------------------------------------------------------------

Contract transactions (unaudited):
 Purchase payments                             91        7      61      112       49       79     123       35       81
 Transfers between funds                    5,969      235    (681)      12     (346)  (1,603)  7,164     (799)     (64)
 Surrenders and terminations               (3,056)    (166) (4,973)  (7,672)  (2,761)  (7,251)(11,478)  (2,107)  (3,732)
 Rescissions                                  (13)       -      (8)     (17)      (6)      (8)    (11)      (3)     (17)
 Other transactions                             4        -      12       18        2       23     198        9       14
-------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in accumulation
 units resulting from contract transactions 2,995      76   (5,589)  (7,547)  (3,062) (8,760)  (4,004)  (2,865)  (3,718)

Accumulation units outstanding at
June 30,1999 (unaudited)                   11,449      662  25,262   32,933   11,925   30,660  18,028    6,853   14,415
-------------------------------------------------------------------------------------------------------------------


                                                  GLOBAL   GLOBAL                                      MUTUAL   MUTUAL
                                          CAPITALHEALTH CAREUTILITIESGROWTH ANDHIGH  INCOME    MONEY  DISCOVERY SHARES
                                          GROWTHSECURITIESSECURITIESINCOME   INCOMESECURITIES MARKET SECURITIESSECURITIES
                                           FUND    FUND     FUND     FUND     FUND    FUND     FUND     FUND     FUND
-------------------------------------------------------------------------------------------------------------------
     VALUEMARK IV
Accumulation units outstanding at
  December 31, 1997                         1,957        -      310    2,376   2,202    2,094    3,214    5,461  11,394
Contract transactions:
 Purchase payments                          1,503      147     477    2,027    1,834    1,710   3,217    2,832    6,911
 Transfers between funds                    1,238      106     262    1,031      409      599  (1,515)     907    2,362
 Surrenders and terminations                 (156)      (1)    (40)    (214)    (195)    (143)   (448)    (338)    (718)
 Rescissions                                  (40)     (28)     (3)     (37)     (61)     (21)   (140)     (45)    (123)
 Other transactions                             -        -       -        2        2        -      14        5        8
-------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in accumulation
 units resulting from contract transactions 2,545     224      696    2,809    1,989   2,145    1,128    3,361    8,440

Accumulation units outstanding at
   December 31, 1998                        4,502      224    1,006    5,185   4,191    4,239    4,342    8,822  19,834
-------------------------------------------------------------------------------------------------------------------

Contract transactions (unaudited):
 Purchase payments                            431       38      87      282      287      317     516      204      580
 Transfers between funds                    2,841      151     226      586      263      259    (333)    (224)     502
 Surrenders and terminations                 (448)     (14)    (74)    (344)    (270)    (212)   (806)    (531)  (1,075)
 Rescissions                                   (3)       -       -       (5)     (42)      (1)     (2)     (10)      (8)
 Other transactions                            10        -       -        -       10        2      17        2       15
-------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in accumulation
 units resulting from contract transactions 2,831     175      239      519      248     365     (608)    (559)      14

Accumulation units outstanding at
 June 30,1999 (unaudited)                   7,333      399   1,245    5,704    4,439    4,604   3,734    8,263   19,848
-------------------------------------------------------------------------------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (CONTINUED)
June 30, 1999 (unaudited)

5. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                          NATURAL                           TEMPLETONTEMPLETONTEMPLETONTEMPLETONTEMPLETON
                                         RESOURCESREAL ESTATERISING  SMALL DEVELOPINGGLOBAL ASSET  GLOBALGLOBAL INCOMEINTERNATIONAL
                                        SECURITIESSECURITIESDIVIDENDS CAPMARKETS EQUITYALLOCATION      GROWTH SECURITIES EQUITY
                                           FUND    FUND     FUND     FUND     FUND    FUND     FUND     FUND     FUND
-------------------------------------------------------------------------------------------------------------------
     VALUEMARK II & III
Accumulation units outstanding at
  December 31, 1997                         5,709   13,445   33,249   16,925  23,005    5,229   41,433   9,434   58,179
Contract transactions:
 Purchase payments                             86      147     415      348      429       69     569       57      449
 Transfers between funds                     (562)  (1,976)    670      173   (4,481)    (598) (2,789)    (773)  (5,188)
 Surrenders and terminations                 (777)  (1,978) (6,653)  (2,575)  (2,951)    (646) (4,973)  (1,749)  (9,177)
 Rescissions                                   (5)      (6)    (10)     (13)      (7)       -     (19)      (2)     (21)
 Other transactions                             2        7      12       (2)      (6)       2       5        9       14
-------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in accumulation
 units resulting from contract transactions(1,256) (3,806)  (5,566)  (2,069)  (7,016) (1,173)  (7,207)  (2,458) (13,923)

Accumulation units outstanding at
   December 31, 1998                        4,453    9,639   27,683   14,856  15,989    4,056   34,226   6,976    44,256
-------------------------------------------------------------------------------------------------------------------

Contract transactions (unaudited):
 Purchase payments                             23       17      70       56       71       14      91       14       78
 Transfers between funds                     (241)    (838)   (945)    (752)    (648)    (356) (1,003)    (299)  (2,347)
 Surrenders and terminations                 (560)  (1,847) (5,477)  (2,829)  (2,186)    (629) (4,533)  (1,339)  (8,599)
 Rescissions                                   (3)      (2)     (7)      (3)      (3)      (1)     (5)      (3)     (55)
 Other transactions                             0        2       0       12       12        2      17        3       42
-------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in accumulation
 units resulting from contract transactions (781) (2,668)  (6,359)  (3,516)  (2,754)   (970)  (5,433)  (1,624) (10,881)

Accumulation units outstanding at
 June 30,1999 (unaudited)                   3,672    6,971  21,324   11,340   13,235    3,086  28,793    5,352   33,375
-------------------------------------------------------------------------------------------------------------------


     VALUEMARK IV
Accumulation units outstanding at
  December 31, 1997                           304    1,217    1,991    2,965   2,663    1,008    5,525     393    3,122
Contract transactions:
 Purchase payments                            162      604   1,788    1,762    1,055      487   2,951      202    1,143
 Transfers between funds                       73       75     843      988     (154)      34     720       79      307
 Surrenders and terminations                  (19)     (66)   (159)    (199)    (121)     (38)   (290)     (22)    (143)
 Rescissions                                   (5)      (8)    (35)     (27)     (16)      (1)    (41)      (1)      (5)
 Other transactions                            (1)       1       -        3       (2)       1      (1)       -        3
-------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in accumulation
 units resulting from contract transactions    210     606    2,437    2,527      762     483    3,339      258   1,305

Accumulation units outstanding at
  December 31, 1997                            514    1,823    4,428    5,492   3,425    1,491    8,864     651   4,427
-------------------------------------------------------------------------------------------------------------------

Contract transactions (unaudited):
 Purchase payments                             26       43     229      159      146      109     475       46      109
 Transfers between funds                      118      (84)    127      (65)     (10)     (58)    199       39       80
 Surrenders and terminations                  (31)     (93)   (307)    (293)    (125)     (79)   (540)     (45)    (212)
 Rescissions                                    -        -      (6)      (4)      (1)       -      (7)       -       (1)
 Other transactions                             -        1       5        3        1        2       1        -        2
-------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in accumulation
 units resulting from contract transactions   113    (133)      48     (200)      11     (26)     128       40      (22)

Accumulation units outstanding at
 June 30,1999 (unaudited)                     627    1,690   4,476    5,292    3,436    1,465   8,992      691    4,405
-------------------------------------------------------------------------------------------------------------------

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (CONTINUED)
June 30, 1999 (unaudited)

5. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (IN THOUSANDS) (CONTINUED)

                                                 TEMPLETON
                                               INTERNATIONALTEMPLETONU.S.     ZERO    ZERO     ZERO
                                                  SMALLER  PACIFICGOVERNMENT  VALUE  COUPON   COUPON   COUPON    TOTAL
                                                 COMPANIES GROWTH SECURITIESSECURITIESFUND -  FUND -   FUND -     ALL
                                                   FUND     FUND     FUND     FUND    2000     2005     2010     FUNDS
-------------------------------------------------------------------------------------------------------------------
     VALUEMARK II & III
Accumulation units outstanding at
    December 31, 1997                                1,998   15,833   36,347        -   4,523    2,910    2,998  481,823
Contract transactions:
 Purchase payments                                      35     204      310       17       25      32       26    6,622
 Transfers between funds                              (288) (2,708)     617      718     (249)    140      138    1,875
 Surrenders and terminations                          (211) (2,662)  (6,810)     (16)    (712)   (451)    (582) (91,330)
 Rescissions                                            (2)     (7)     (10)       -        -       -        -     (192)
 Other transactions                                      1       9       46        -        8       4        2      230
-------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in accumulation
 units resulting from contract transactions           (465) (5,164)  (5,847)     719     (928)   (275)    (416) (82,795)

Accumulation units outstanding at December 31, 1998   1,533   10,669   30,500      719   3,595    2,635    2,582 399,028
-------------------------------------------------------------------------------------------------------------------

Contract transactions (unaudited):
 Purchase payments                                       3      46       89        4        7       4        5    1,230
 Transfers between funds                              (155)    371     (299)     294      (40)     (4)      27    2,652
 Surrenders and terminations                          (199) (1,933)  (5,282)    (218)    (582)   (344)    (438) (80,191)
 Rescissions                                             -      (4)     (50)       -        -      (1)       -     (220)
 Other transactions                                      4       2        6        -        -       -        4      386
-------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in accumulation
 units resulting from contract transactions           (347) (1,518)  (5,536)      80     (615)   (345)    (402) (76,143)

Accumulation units outstanding at
 June 30,1999 (unaudited)                            1,186   9,151   24,964      799    2,980   2,290    2,180  322,885
-------------------------------------------------------------------------------------------------------------------


     VALUEMARK IV
Accumulation units outstanding at December 31, 1996    792      379    1,359        -      94      161      150  51,131
Contract transactions:
 Purchase payments                                     271     256    1,142      109       43     142      226   33,001
 Transfers between funds                               (52)     53      693      267       55      92      120    9,592
 Surrenders and terminations                           (34)    (28)    (116)      (8)      (3)    (12)     (17)  (3,528)
 Rescissions                                            (8)     (5)     (38)      (1)      (1)     (3)      (1)    (694)
 Other transactions                                     (2)      -        -        -        -       -        -       33
-------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in accumulation
 units resulting from contract transactions            175     276    1,681      367       94     219      328   38,404

Accumulation units outstanding at December 31, 1998    967      655    3,040      367     188      380      4788  9,535
-------------------------------------------------------------------------------------------------------------------

Contract transactions (unaudited):
 Purchase payments                                      28      31      365       51       15      61       87    4,722
 Transfers between funds                               (63)    320      526       69       26     106      167    5,768
 Surrenders and terminations                           (46)    (47)    (198)     (14)     (10)    (24)     (30)  (5,868)
 Rescissions                                             -       -       (6)       -        -      (3)       -      (99)
 Other transactions                                      1       2        7        1        -       4        -       86
-------------------------------------------------------------------------------------------------------------------

Net increase (decrease) in accumulation
 units resulting from contract transactions            (80)    306      694      107       31     144      224    4,609

Accumulation units outstanding at
 June 30,1999 (unaudited)                              887     961    3,734      474      219     524      702   94,144
-------------------------------------------------------------------------------------------------------------------


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (CONTINUED)
June 30, 1999 (unaudited)

6. UNIT VALUES

A summary of accumulation unit values and accumulation units outstanding for variable annuity contracts and the expense ratios, including expenses of the underlying funds, for the six-month period ended June 30, 1999 (unaudited) and each of the five years in the period ended December 31, 1998 follows.

                                     VALUEMARK II & III                                   VALUEMARK IV
-------------------------------------------------------------------------------------------------------------------
                                                             RATIO OF                                          RATIO OF
                        ACCUMULATION                         EXPENSES     ACCUMULATION                         EXPENSES
                      UNITS OUTSTANDINGACCUMULATIONNET ASSETSTO AVERAGE UNITS OUTSTANDINGACCUMULATIONNET ASSETSTO AVERAGE
                       (IN THOUSANDS)UNIT VALUE(IN THOUSANDS)NET ASSETS* (IN THOUSANDS)UNIT VALUE(IN THOUSANDS)NET ASSETS*
-------------------------------------------------------------------------------------------------------------------

CAPITAL GROWTH FUND
June 30, 1999 (unaudited)11,449     $17.371     $198,881       2.17%        7,333     $17.321    $127,025         2.26%
December 31,
 1998                     8,454       15.574     131,652        2.17       4,502       15.537    69,939           2.26
 1997                     5,673       13.130      74,473        2.17       1,967       13.110    25,654           2.26
 19961                    3,722       11.254      42,110        2.17+          -            -         -           -

GLOBAL HEALTH CARE SECURITIES FUND
June 30, 1999 (unaudited)   662       8.973     5,931           2.21          399     8.963       3,587           2.30
December 31,
 19982                      586       10.610     6,215          2.24+        224           11     2,381           2.33+

GLOBAL UTILITIES SECURITIES FUND
June 30, 1999 (unaudited)25,262       30.656     774,468         1.91      1,245        30.398    37,843          2.00
December 31,
 1998                    30,851       28.308     873,319         1.90       1,006       28.082    28,248          1.99
 1997                    39,623       25.818   1,022,994         1.90         310       25.635     7,959          1.99
 1996                    53,086       20.654   1,097,873         1.90           -            -         -           -
 1995                    66,669       19.565   1,305,495         1.90           -            -         -           -
 1994                    70,082       15.104   1,058,531         1.92           -            -         -           -

GROWTH AND INCOME FUND
June 30, 1999 (unaudited)32,933      28.092   925,171           1.89        5,704       27.829   158,744          1.98
December 31,
 1998                    40,480       26.226   1,061,658         1.89       5,185       25.993   134,775          1.98
 1997                    46,962       24.551   1,152,961         1.89       2,376       24.354    57,877          1.98
 1996                    50,027       19.490     977,110         1.90           -            -         -           -
 1995                    46,893       17.310     812,732         1.92           -            -         -           -
 1994                    35,695       13.215     471,773         1.94           -            -         -           -

HIGH INCOME FUND
June 30, 1999 (unaudited)11,925      21.331   254,390           1.95        4,439       21.132    93,780           2.04
December 31,
 1998                    14,987       21.208     317,865         1.93       4,191       21.020    88,069           2.02
 1997                    18,871       21.312     402,167         1.93       2,202       21.141    46,545           2.02
 1996                    20,736       19.375     402,379         1.94           -            -         -           -
 1995                    18,756       17.252     323,580         1.96           -            -         -           -
 1994                    15,679       14.608     229,026         2.00           -            -         -           -

INCOME SECURITIES FUND
June 30, 1999 (unaudited)30,660       25.390     778,465         1.92       4,604       25.153   115,787           2.01
December 31,
 1998                    39,420       25.122     990,325         1.89       4,239       24.898   105,543           1.98
 1997                    49,811       25.065   1,248,520         1.90       2,094       24.864    52,069           1.99
 1996                    57,504       21.708   1,251,844         1.90           -            -         -           -
 1995                    59,309       19.785   1,175,143         1.91           -            -         -           -
 1994                    56,569       16.392     927,343         1.94           -            -         -           -


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (CONTINUED)
June 30, 1999 (unaudited)

6. UNIT VALUES (CONTINUED)

                                     VALUEMARK II & III                                   VALUEMARK IV
-------------------------------------------------------------------------------------------------------------------
                                                             RATIO OF                                          RATIO OF
                        ACCUMULATION                         EXPENSES     ACCUMULATION                         EXPENSES
                      UNITS OUTSTANDINGACCUMULATIONNET ASSETSTO AVERAGE UNITS OUTSTANDINGACCUMULATIONNET ASSETSTO AVERAGE
                       (IN THOUSANDS)UNIT VALUE(IN THOUSANDS)NET ASSETS* (IN THOUSANDS)UNIT VALUE(IN THOUSANDS)NET ASSETS*
-------------------------------------------------------------------------------------------------------------------

MONEY MARKET FUND
June 30, 1999 (unaudited)18,028     $14.604     263,272          1.92%      3,734      $14.470   $54,028           2.01%
December 31,
 1998                    22,032       14.386     316,921         1.85       4,342       14.260    61,911           1.94
 1997                    20,892       13.865     290,904         1.85       3,214       13.756    44,200           1.94
 1996                    28,060       13.359     375,629         1.83           -            -         -           -
 1995                    31,040       12.883     399,935         1.80           -            -         -           -
 1994                    39,437       12.354     487,239         1.86           -            -         -           -

MUTUAL DISCOVERY SECURITIES FUND
June 30, 1999 (unaudited) 6,853     $12.492   $85,609           2.38        8,263   $12.462    $102,951            2.47
December 31,
 1998                     9,718       11.226     109,094         2.40       8,822       11.205    98,842           2.49
 1997                     9,940       11.983     119,104         2.46       5,461       11.971    65,375           2.55
 19963                    1,471       10.180      15,074         2.77+          -            -         -           -

MUTUAL SHARES SECURITIES FUND
June 30, 1999 (unaudited)14,415      13.465   194,093           2.18       19,848    13.433     266,625            2.27
December 31,
 1998                    18,133       11.837     214,642         2.17      19,834       11.814   234,337           2.26
 1997                    18,744       11.993     224,796         2.20      11,394       11.981   136,521           2.29
 19963                    2,613       10.330      27,141         2.40+          -            -         -           -

NATURAL RESOURCES SECURITIES FUND
June 30, 1999 (unaudited) 3,672      10.913    40,077           2.07          627    10.811       6,769            2.16
December 31,
 1998                     4,453        8.505      37,878         2.04         514        8.430     4,332           2.13
 1997                     5,709       11.559      65,992         2.09         304       11.466     3,482           2.18
 1996                     6,998       14.467     101,248         2.05           -            -         -           -
 1995                     6,919       14.109      97,630         2.06           -            -         -           -
 1994                     8,285       13.979     115,828         2.08           -            -         -           -

REAL ESTATE SECURITIES FUND
June 30, 1999 (unaudited) 6,971      24.213   168,785           1.97        1,690       23.987   40,551           2.06
December 31,
 1998                     9,639       23.107     222,740         1.94       1,823       22.901    41,773           2.03
 1997                    13,445       28.169     378,751         1.94       1,217       27.944    34,023           2.03
 1996                    12,757       23.668     301,974         1.97           -            -         -           -
 1995                    10,998       18.073     198,773         1.99           -            -         -           -
 1994                    11,645       15.594     181,599         2.02           -            -         -           -

RISING DIVIDENDS FUND
June 30, 1999 (unaudited)21,324      21.611   460,854           2.14        4,476       21.467    96,117           2.23
December 31,
 1998                    27,683       21.165     585,952         2.12       4,428       21.034    93,151           2.21
 1997                    33,249       20.074     667,473         2.14       1,991       19.968    39,752           2.23
 1996                    35,569       15.303     545,127         2.16           -            -         -           -
 1995                    33,789       12.498     422,992         2.18           -            -         -           -
 1994                    28,778        9.769     281,145         2.20           -            -         -           -



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (CONTINUED)
June 30, 1999 (unaudited)

6. UNIT VALUES (CONTINUED)

                                     VALUEMARK II & III                                   VALUEMARK IV
-------------------------------------------------------------------------------------------------------------------
                                                             RATIO OF                                          RATIO OF
                        ACCUMULATION                         EXPENSES     ACCUMULATION                         EXPENSES
                      UNITS OUTSTANDINGACCUMULATIONNET ASSETSTO AVERAGE UNITS OUTSTANDINGACCUMULATIONNET ASSETSTO AVERAGE
                       (IN THOUSANDS)UNIT VALUE(IN THOUSANDS)NET ASSETS* (IN THOUSANDS)UNIT VALUE(IN THOUSANDS)NET ASSETS*
-------------------------------------------------------------------------------------------------------------------

SMALL CAP FUND
June 30, 1999 (unaudited)11,340      $16.887    $191,469        2.20%       5,292      $16.831   $89,107           2.29%
December 31,
 1998                    14,856       14.600     216,872         2.17       5,492       14.558    79,977           2.26
 1997                    16,925       14.952     253,045         2.17       2,965       14.923    44,268           2.26
 1996                    12,784       12.913     165,578         2.17           -            -         -           -
 19954                    1,302       10.146      13,260         2.30+          -            -         -           -

TEMPLETON DEVELOPING MARKETS EQUITY FUND
June 30, 1999 (unaudited)13,235      10.786   142,769           2.80        3,436    10.735      36,887            2.89
December 31,
 1998                    15,989        7.993     127,804         2.81       3,425        7.958    27,259           2.90
 1997                    23,005       10.340     237,895         2.82       2,663       10.305    27,448           2.91
 1996                    22,423       11.487     259,346         2.89           -            -         -           -
 1995                    15,618        9.582     150,481         2.81           -            -         -           -
 19945                    9,774        9.454      92,469         2.93+          -            -         -           -

TEMPLETON GLOBAL ASSET ALLOCATION FUND
June 30, 1999 (unaudited) 3,086       14.187    43,774           2.23       1,465       14.133   20,711            2.32
December 31,
 1998                     4,056       13.589      55,102         2.24       1,491       13.543    20,200           2.33
 1997                     5,229       13.786      72,082         2.34       1,008       13.752    13,864           2.43
 1996                     4,104       12.514      52,117         2.26           -            -         -           -
 19956                    1,338       10.591      14,234         2.30+          -            -         -           -

TEMPLETON GLOBAL GROWTH FUND
June 30, 1999 (unaudited)28,793       18.137     522,209         2.28        8,992      18.050  162,323            2.37
December 31,
 1998                    34,226       16.309     558,162         2.28       8,864       16.238   143,943           2.37
 1997                    41,433       15.176     628,785         2.28       5,525       15.124    83,558           2.37
 1996                    40,327       13.560     550,066         2.33           -            -         -           -
 1995                    28,309       11.339     322,284         2.37           -            -         -           -
 19945                   14,637       10.201     149,393         2.54+          -            -         -           -

TEMPLETON GLOBAL INCOME SECURITIES FUND
June 30, 1999 (unaudited) 5,352      16.856       90,220         2.06         691       16.698   11,575            2.15
December 31,
 1998                     6,976       17.905     124,899         2.03         651       17.746    11,582           2.12
 1997                     9,434       16.957     159,973         2.02         393       16.821     6,620           2.11
 1996                    11,857       16.781     198,968         2.01           -            -         -           -
 1995                    14,181       15.522     220,143         2.04           -            -         -           -
 1994                    16,855       13.726     231,368         2.11           -            -         -           -

TEMPLETON INTERNATIONAL EQUITY FUND
June 30, 1999 (unaudited) 33,375      20.397   680,760           2.31       4,405       20.261    89,264           2.40
December 31,
 1998                    44,256       18.437     815,915         2.28       4,427       18.322    81,113           2.37
 1997                    58,179       17.711   1,030,420         2.29       3,122       17.617    55,008           2.38
 1996                    64,375       16.081   1,036,583         2.29           -            -         -           -
 1995                    59,883       13.263     794,670         2.32           -            -         -           -
 1994                    60,464       12.161     735,339         2.39           -            -         -           -



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (CONTINUED)
June 30, 1999 (unaudited)

6. UNIT VALUES (CONTINUED)

                                     VALUEMARK II & III                                   VALUEMARK IV
-------------------------------------------------------------------------------------------------------------------
                                                             RATIO OF                                          RATIO OF
                        ACCUMULATION                         EXPENSES     ACCUMULATION                         EXPENSES
                      UNITS OUTSTANDINGACCUMULATIONNET ASSETSTO AVERAGE UNITS OUTSTANDINGACCUMULATIONNET ASSETSTO AVERAGE
                       (IN THOUSANDS)UNIT VALUE(IN THOUSANDS)NET ASSETS* (IN THOUSANDS)UNIT VALUE(IN THOUSANDS)NET ASSETS*
-------------------------------------------------------------------------------------------------------------------

Templeton International Smaller Companies Fund
June 30, 1999 (unaudited) 1,186     $10.887   $12,899            2.53%        887   $10.856      $9,619            2.62%
December 31,
 1998                     1,533        9.364      14,354         2.50         967        9.342     9,037           2.59
 1997                     1,998       10.825      21,626         2.46         792       10.809     8,557           2.55
 19961                    1,388       11.145      15,527         2.18+          -            -         -           -

TEMPLETON PACIFIC GROWTH FUND
June 30, 1999 (unaudited) 9,151       10.330      94,545         2.49        961        10.261     9,881           2.58
December 31,
 1998                    10,669        8.078      86,200         2.50         655        8.028     5,274           2.59
 1997                    15,833        9.431     149,327         2.43         379        9.381     3,566           2.52
 1996                    22,061       14.932     330,159         2.39           -            -         -           -
 1995                    22,483       13.630     306,843         2.41           -            -         -           -
 1994                    27,231       12.802     348,655         2.47           -            -         -           -

U.S. GOVERNMENT SECURITIES FUND
June 30, 1999 (unaudited)24,964       18.638     465,258         1.94       3,734       18.465   68,975            2.03
December 31,
 1998                    30,500       19.014     579,909         1.90       3,040       18.847    57,334           1.99
 1997                    36,347       17.947     652,317         1.90       1,359       17.805    24,222           1.99
 1996                    44,598       16.650     742,973         1.91           -            -         -           -
 1995                    34,313       16.298     559,234         1.92           -            -         -           -
 1994                    36,490       13.835     504,837         1.93           -            -         -           -

VALUE SECURITIES FUND
June 30, 1999 (unaudited)   799       8.500        6,788         2.27+        474        8.491     4,026           2.36+
December 31,
 19982                      719        7.717       5,542         2.52+        367        7.713     2,834           2.61+

ZERO COUPON FUND - 2000
June 30, 1999 (unaudited) 2,980      20.749       61,816         2.06         219       20.557    4,470            2.15
December 31,
 1998                     3,595       20.684      74,353         1.80         188       20.502     3,815           1.89
 1997                     4,523       19.512      88,260         1.80          94       19.358     1,801           1.89
 1996                     5,636       18.475     104,125         1.80           -            -         -          -
 1995                     6,066       18.294     110,965         1.80           -            -         -          -
 1994                     4,953       15.373      76,140         1.80           -            -         -          -

ZERO COUPON FUND - 2005
June 30, 1999 (unaudited) 2,290      23.598    54,026            2.06         524       23.383    12,231           2.15
December 31,
 1998                     2,635       25.003      65,876         1.80         380       24.786     9,402           1.89
 1997                     2,910       22.532      65,573         1.80         161       22.357     3,585           1.89
 1996                     3,579       20.517      73,434         1.80           -            -         -          -
 1995                     3,504       20.914      73,292         1.80           -            -         -          -
 1994                     2,780       16.096      44,756         1.80           -            -         -          -



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements (CONTINUED)
June 30, 1999 (unaudited)

6. UNIT VALUES (CONTINUED)

                                     VALUEMARK II & III                                   VALUEMARK IV
-------------------------------------------------------------------------------------------------------------------
                                                             RATIO OF                                          RATIO OF
                        ACCUMULATION                         EXPENSES     ACCUMULATION                         EXPENSES
                      UNITS OUTSTANDINGACCUMULATIONNET ASSETSTO AVERAGE UNITS OUTSTANDINGACCUMULATIONNET ASSETSTO AVERAGE
                       (IN THOUSANDS)UNIT VALUE(IN THOUSANDS)NET ASSETS* (IN THOUSANDS)UNIT VALUE(IN THOUSANDS)NET ASSETS*
-------------------------------------------------------------------------------------------------------------------

ZERO COUPON FUND - 2010
June 30, 1999 (unaudited) 2,180      $25.282      $55,129        2.06%        702      $25.048    $17,570          2.15%
December 31,
 1998                     2,582       27.920      72,114         1.80         478       27.674    13,233           1.89
 1997                     2,998       24.740      74,199         1.80         150       24.544     3,676           1.89
 1996                     3,297       21.522      70,969         1.80           -            -         -          -
 1995                     3,437       22.431      77,136         1.80           -            -         -          -
 1994                     2,589       15.930      41,255         1.80           -            -         -          -

* For the period ended June 30, 1999 (unaudited) or the year ended December 31, including the effect of the expenses of the underlying funds.
+ Annualized.
1 Period from May 1, 1996 (fund commencement) to December 31, 1996. 2 Period from May 1, 1998 (fund commencement) to December 31, 1998. 3 Period from
November 8, 1996 (fund commencement) to December 31, 1996. 4 Period from November 1, 1995 (fund commencement) to December 31, 1995. 5 Period from March 15, 1994 (fund commencement) to December 31, 1994. 6 Period from May 1, 1995 (fund commencement) to December 31, 1995.





ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Independent Auditors'Report

The Board of Directors of Allianz Life Insurance Company of North America and Contract Owners of Allianz Life Variable Account B:

We have audited the accompanying statements of assets and liabilities of the sub-accounts of Allianz Life Variable Account B as of December 31, 1998, the related statements of operations for the year then ended and the statements of changes in net assets for each of the years in the two-years then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody for the benefit of the Variable Account were confirmed to us by the Franklin Valuemark Funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Allianz Life Variable Account B at December 31, 1998, the results of their operations for the year then ended and the changes in their net assets for each of the years in the two-years then ended, in conformity with generally accepted accounting principles.

                                           KPMG Peat Marwick LLP

Minneapolis, Minnesota
January 29, 1999



ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements

Statements of Assets and Liabilities
December 31, 1998
(In thousands)

                                                             Global      Global
                                                 Capital  Health Care  Utilities   Growth      High     Income      Money
                                                 Growth   Securities  Securities and Income   Income  Securities   Market
                                                  Fund       Fund        Fund      Fund        Fund      Fund       Fund
---------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
 Franklin Valuemark Funds:
Capital Growth Fund,
 12,719 shares, cost $169,900                   $204,526          -         -          -         -          -         -
Global Health Care Securities Fund,
 804 shares, cost $7,806                               -      8,614         -          -         -          -         -
Global Utilities Securities Fund,
 44,235 shares, cost $719,124                          -          -   904,165          -         -          -         -
Growth and Income Fund,
 59,093 shares, cost $919,277                          -          -         -  1,203,140         -          -         -
High Income Fund,
 30,610 shares, cost $409,488                          -          -         -          -   406,501          -         -
Income Securities Fund,
 65,116 shares, cost $996,447                          -          -         -          -         -  1,101,768         -
Money Market Fund,
 381,077 shares, cost $381,077                         -          -         -          -         -          -   381,077
---------------------------------------------------------------------------------------------------------------------------
Total assets                                     204,526      8,614   904,165  1,203,140   406,501  1,101,768   381,077
Liabilities:
 Accrued mortality and expense risk charges -
 Valuemark II & III                                   35          6        60         62        14        144       120
 Accrued mortality and expense risk charges -
 Valuemark IV                                          8         10         6         10         8          9         7
 Accrued administrative charges - Valuemark II & III   4         1          7         7          2         17        14
 Accrued administrative charges - Valuemark IV         1         1          1         1          1          1         1
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     48         18        74         80        25        171       142
Net assets                                      $204,478      8,596   904,091  1,203,060   406,476  1,101,597   380,935
Contract owners' equity:
 Contracts in accumulation period -
 Valuemark II and III (note 5)                  $131,652      6,215   873,319  1,061,658   317,865    990,325   316,921
 Contracts in accumulation period -
 Valuemark IV (note 5)                            69,939      2,381    28,248    134,775    88,069    105,543    61,911
Contracts in annuity payment period (note 2)       2,887          -     2,524      6,627       542      5,729     2,103
---------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                   $204,478      8,596   904,091  1,203,060   406,476  1,101,597 380,935

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial  Statements  (continued)
Statements  of Assets and  Liabilities (cont.)
December 31, 1998
(In thousands)

                                                 Mutual     Mutual     Natural                                   Templeton
                                                Discovery   Shares    Resources  Real Estate   Rising    Small   Developing
                                               Securities Securities Securities  Securities   Dividends   Cap      Markets
                                                  Fund       Fund       Fund        Fund        Fund      Fund  Equity Fund
---------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
 Franklin Valuemark Funds:
Mutual Discovery Securities Fund,
 18,731 shares, cost $218,767                   $211,477          -         -          -         -          -         -
Mutual Shares Securities Fund,
 37,971 shares, cost $436,731                          -    454,129         -          -         -          -         -
Natural Resources Securities Fund,
 5,033 shares, cost $63,490                            -          -    42,223          -         -          -         -
Real Estate Securities Fund,
 13,312 shares, cost $242,989                          -          -         -    265,318         -          -         -
Rising Dividends Fund,
 37,739 shares, cost $509,182                          -          -         -          -   683,459          -         -
Small Cap Fund,
 21,854 shares, cost $292,317                          -          -         -          -         -    299,835         -
Templeton Developing Markets Equity Fund,
 22,551 shares, cost $226,538                          -          -         -          -         -          -   155,827
---------------------------------------------------------------------------------------------------------------------------
Total assets                                     211,477    454,129    42,223    265,318   683,459    299,835   155,827
Liabilities:
 Accrued mortality and expense risk charges -
Valuemark II & III                                    34         56         5         20        46         41        29
 Accrued mortality and expense risk charges -
Valuemark IV                                           9         14         5          7         8          8         6
 Accrued administrative charges - Valuemark II & III   4         7          1          3         5          5         3
 Accrued administrative charges - Valuemark IV         1         2          1          1         1          1         1
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     48         79        12         31        60         55        39
Net assets                                      $211,429    454,050    42,211    265,287   683,399    299,780   155,788
Contract owners' equity:
 Contracts in accumulation period -
Valuemark II and III (note 5)                   $109,094    214,642    37,878    222,740   585,952    216,872   127,804
 Contracts in accumulation period -
Valuemark IV (note 5)                             98,842    234,337     4,332     41,773    93,151     79,977    27,259
 Contracts in annuity payment period (note 2)      3,493      5,071         1        774     4,296      2,931       725
---------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                   $211,429    454,050    42,211    265,287   683,399    299,780   155,788


See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial  Statements  (continued)
Statements  of Assets and  Liabilities (cont.)
December 31, 1998
(In thousands)

                                                                     Templeton             Templeton
                                                Templeton  Templeton  Global    Templeton International Templeton   U.S.
                                              Global Asset  Global    Income  International  Smaller     Pacific Government
                                               Allocation   Growth  Securities    Equity    Companies    Growth  Securities
                                                  Fund       Fund      Fund        Fund       Fund        Fund     Fund
---------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
 Franklin Valuemark Funds:
Templeton Global Asset Allocation Fund,
 6,085 shares, cost $74,120                      $77,102          -         -          -         -          -         -
Templeton Global Growth Fund,
 47,979 shares, cost $599,143                          -    708,656         -          -         -          -         -
Templeton Global Income Securities Fund,
 10,611 shares, cost $134,677                          -          -   136,570          -         -          -         -
Templeton International Equity Fund,
 57,966 shares, cost $803,532                          -          -         -    899,633         -          -         -
Templeton International Smaller Companies Fund,
 2,597 shares, cost $28,278                            -          -         -          -    23,890          -         -
Templeton Pacific Growth Fund,
 12,226 shares, cost $120,880                          -          -         -          -         -     91,820         -
U.S. Government Securities Fund,
 45,906 shares, cost $604,186                          -          -         -          -         -          -   637,639
---------------------------------------------------------------------------------------------------------------------------
Total assets                                      77,102    708,656   136,570    899,633    23,890     91,820   637,639
Liabilities:
 Accrued mortality and expense risk charges -
  Valuemark II & III                                  31        122         9        120         7         14        24
 Accrued mortality and expense risk charges -
Valuemark IV                                           6         10         5          8         5          5         7
 Accrued administrative charges - Valuemark II & III   4         15         1         14         1          2         3
 Accrued administrative charges - Valuemark IV         1          1         1          1         1          1         1
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     42        148        16        143        14         22        35
Net assets                                       $77,060    708,508   136,554    899,490    23,876     91,798   637,604
Contract owners' equity:
 Contracts in accumulation period -
Valuemark II and III (note 5)                    $55,102    558,162   124,899    815,915    14,354     86,200   579,909
 Contracts in accumulation period -
Valuemark IV (note 5)                             20,200    143,943    11,582     81,113     9,037      5,274    57,334
 Contracts in annuity payment period (note 2)      1,758      6,403        73      2,462       485        324       361
---------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                    $77,060    708,508   136,554    899,490    23,876     91,798   637,604


See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial  Statements  (continued)
Statements  of Assets and  Liabilities (cont.)
December 31, 1998
(In thousands)

                                                                    Value        Zero       Zero        Zero       Total
                                                                 Securities     Coupon     Coupon      Coupon       All
                                                                    Fund     Fund - 2000 Fund - 2005 Fund - 2010   Funds
---------------------------------------------------------------------------------------------------------------------------
Investments at net asset value:
 Franklin Valuemark Funds:
Value Securities Fund, 1,117 shares, cost $9,106                  $8,698             -            -           -
Zero Coupon Fund - 2000, 5,279 shares, cost $74,444                    -        78,181            -           -
Zero Coupon Fund - 2005, 4,244 shares, cost $64,849                    -             -       75,293           -
Zero Coupon Fund - 2010, 4,482 shares, cost $74,63                     -             -            -      85,373
---------------------------------------------------------------------------------------------------------------------------
Total assets                                                       8,698        78,181       75,293      85,373   9,144,914
Liabilities:
 Accrued mortality and expense risk charges - Valuemark II & III      15             6            8           8       1,036
 Accrued mortality and expense risk charges - Valuemark IV            14             5            5           6         191
 Accrued administrative charges - Valuemark II & III                   2             1            1           1         125
 Accrued administrative charges - Valuemark IV                         2             1            1           1          27
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     33            13           15          16       1,379
Net assets                                                        $8,665        78,168       75,278      85,357   9,143,535
Contract owners' equity:
 Contracts in accumulation period - Valuemark II and III (note 5) $5,542        74,353       65,876      72,114   7,665,363
 Contracts in accumulation period - Valuemark IV (note 5)          2,834         3,815        9,402      13,233   1,428,304
 Contracts in annuity payment period (note 2)                        289             -            -          10      49,868
---------------------------------------------------------------------------------------------------------------------------
Total contract owners' equity                                     $8,665        78,168       75,278      85,357   9,143,535


See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial  Statements  (continued)
Statements  of Operations
For the year ended December 31, 1998
(In thousands)

                                                             Global      Global
                                                 Capital  Health Care  Utilities   Growth      High      Income      Money
                                                 Growth    Securitie  Securities  and Income  Income   Securities   Market
                                                  Fund        Fund       Fund       Fund       Fund       Fund       Fund
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares              $ 494          -       38,909     39,645    40,005     95,451    17,985
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges -
   Valuemark II & III                             1,170         29       11,766     13,988     4,633     14,586     3,861
 Mortality and expense risk charges -
   Valuemark IV                                     612         10          239      1,340       944      1,113       671
 Administrative charges - Valuemark II & III        140          3        1,412      1,679       556      1,750       463
 Administrative charges - Valuemark IV               69          0           27        150       106        125        75
---------------------------------------------------------------------------------------------------------------------------
Total expenses                                    1,991         42       13,444     17,157     6,239     17,574     5,070
Investment income (loss), net                    (1,497)       (42)      25,465     22,488    33,766     77,877    12,915
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
Realized capital gain distributions on mutual funds   -         -        56,735     93,268     2,374     22,541         -
Realized gains (losses) on sales of
   investments, net                               3,101      (205)       42,510     35,118     2,328     25,848         -
---------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net       3,101      (205)       99,245    128,386     4,702     48,389         -
Net change in unrealized appreciation
 (depreciation) on investments                   24,031       808       (40,032)   (73,442)  (38,630)  (126,374)        -
Total realized gains (losses) and unrealized
 appreciation (depreciation) on investments, net 27,132       603        59,213     54,944   (33,928)   (77,985)        -
Net increase (decrease) in net assets
    from operations                             $25,635       561        84,678     77,432      (162)      (108)   12,915


See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial  Statements  (continued)
Statements of Operations (cont.)
For the year ended December 31, 1998
(In thousands)
                                                 Mutual     Mutual    Natural                                   Templeton
                                                Discovery   Shares   Resources  Real Estate   Rising    Small   Developing
                                               Securities Securities Securities  Securities  Dividends   Cap     Markets
                                                  Fund       Fund      Fund        Fund        Fund     Fund   Equity Fund
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares            $ 3,108      4,806       878     14,421       7,816      191     6,715
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges -
   Valuemark II & III                             1,606      3,023       659      3,793       7,982    2,950     2,139
 Mortality and expense risk charges -
    Valuemark IV                                  1,235      2,685        58        544         922      828       366
 Administrative charges - Valuemark II & III        193        363        79        455         958      354       257
 Administrative charges - Valuemark IV              138        301         7         61         103       93        41
---------------------------------------------------------------------------------------------------------------------------
Total expenses                                    3,172      6,372       803      4,853       9,965    4,225     2,803
Investment income (loss), net                       (64)    (1,566)       75      9,568      (2,149)  (4,034)    3,912
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
Realized capital gain distributions on
   mutual funds                                   2,892      4,199         -      8,927      95,780   24,533    21,834
Realized gains (losses) on sales of
   investments, net                              (1,124)       140   (13,600)    16,775      38,887     (141)  (30,570)
---------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net       1,768      4,339   (13,600)    25,702     134,667   24,392    (8,736)
Net change in unrealized appreciation
 (depreciation) on investments                  (23,026)   (15,031)   (3,804)  (105,327)   (101,514) (31,057)  (51,993)
Total realized gains (losses) and unrealized
 appreciation (depreciation) on investments, net(21,258)   (10,692)  (17,404)   (79,625)     33,153   (6,665)  (60,729)
Net increase (decrease) in net assets
   from operations                             ($21,322)   (12,258)  (17,329)   (70,057)     31,004  (10,699)  (56,817)


See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial  Statements  (continued)
Statements of Operations (cont.)
For the year ended December 31, 1998
(In thousands)
                                                                     Templeton               Templeton
                                                Templeton  Templeton  Global    Templeton  International Templeton     U.S.
                                              Global Asset  Global    Income  International   Smaller     Pacific  Government
                                               Allocation   Growth  Securities   Equity      Companies     Growth  Securities
                                                  Fund       Fund      Fund       Fund         Fund         Fund      Fund
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares             $3,077     19,141    11,179     32,633         706         4,948    45,330
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges -
   Valuemark II & III                               821      7,655     1,770     12,067         241         1,291     7,622
 Mortality and expense risk charges -
    Valuemark IV                                    243      1,606       125        986         131            54       532
 Administrative charges - Valuemark II & III         99        919       212      1,448          29           155       915
 Administrative charges - Valuemark IV               27        180        14        110          15             6        60
---------------------------------------------------------------------------------------------------------------------------
Total expenses                                    1,190     10,360     2,121     14,611         416         1,506     9,129
Investment income (loss), net                     1,887      8,781     9,058     18,022         290         3,442    36,201
Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
Realized capital gain distributions on
   mutual funds                                   3,659     69,721         -     65,552         817         1,506        -
Realized gains (losses) on sales of
   investments, net                                 737     12,774       263     46,548      (1,364)      (67,544)   8,286
---------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net       4,396     82,495       263    112,100        (547)      (66,038)   8,286
Net change in unrealized appreciation
 (depreciation) on investments                   (8,198)   (44,136)   (1,320)   (88,725)     (3,830)       39,890   (7,222)
Total realized gains (losses) and unrealized
 appreciation (depreciation) on investments, net (3,802)    38,359    (1,057)    23,375      (4,377)      (26,148)   1,064
Net increase (decrease) in net assets from
 operations                                     ($1,915)    47,140     8,001     41,397      (4,087)      (22,706)  37,265

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial  Statements  (continued)
Statements of Operations (cont.)
For the year ended December 31, 1998
(In thousands)
                                                                     Value       Zero         Zero         Zero      Total
                                                                  Securities    Coupon       Coupon       Coupon      All
                                                                     Fund     Fund - 2000  Fund - 2005  Fund - 2010  Funds
---------------------------------------------------------------------------------------------------------------------------
Investment income:
 Dividends reinvested in fund shares                               $ -        6,413         4,263        4,432      402,546
---------------------------------------------------------------------------------------------------------------------------
Expenses:
 Mortality and expense risk charges - Valuemark II & III            28        1,012           808          907      106,407
 Mortality and expense risk charges - Valuemark IV                  14           35            87          110       15,490
 Administrative charges - Valuemark II & III                         3          121            97          109       12,769
 Administrative charges - Valuemark IV                               2            4            10           12        1,736
---------------------------------------------------------------------------------------------------------------------------
Total expenses                                                      47        1,172         1,002        1,138      136,402
Investment income (loss), net                                      (47)       5,241         3,261        3,294      266,144
Realized gains (losses) and unrealized appreciation
 (depreciation)on investments:
 Realized capital gain distributions on mutual funds                 -        1,026           986          613      476,963
 Realized gains (losses) on sales of investments, net              (74)       1,370         1,499        4,830      126,392
---------------------------------------------------------------------------------------------------------------------------
Realized gains (losses) on investments, net                        (74)       2,396         2,485        5,443      603,355
Net change in unrealized appreciation (depreciation)
 on investments                                                   (407)      (2,765)        1,608          769     (699,727)
Total realized gains (losses) and unrealized appreciation
 (depreciation)on investments, net                                (481)        (369)        4,093        6,212      (96,372)
Net increase (decrease) in net assets from operations            ($528)       4,872         7,354        9,506      169,772


See accompanying notes to financial statements.


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

Statements  of Changes in Net Assets
For the years ended  December  31, 1998 and 1997
(In thousands)
                                                            Global Health      Global Utilities
                                Capital Growth Fund     Care Securities Fund    Securities Fund   Growth and Income Fund
---------------------------------------------------------------------------------------------------------------------------
                                  1998       1997          1998       1997      1998      1997        1998       1997
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
Investment income (loss), net   ($1,497)     (894)         (42)       -         25,465      35,651    22,488      20,007
Realized gains (losses) on
 investments, net                 3,101     2,092         (205)       -         99,245     106,619   128,386      58,209
Net change in unrealized
 appreciation (depreciation)
 on investments                  24,031     8,783          808        -        (40,032)     76,100   (73,442)    173,409
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets from operations          25,635     9,981          561        -         84,678     218,370    77,432     251,625
Contract transactions -
 Valuemark II & III (note 5):
Purchase payments                 3,713    11,652          194        -          7,461      14,377    16,130      50,544
Transfers between funds          55,930    18,490        5,818        -        (39,931)   (131,387)   20,093      23,747
Surrenders and terminations     (17,886)   (5,581)        (190)       -       (198,959)   (173,138) (195,983)   (141,024)
Rescissions                          (8)     (159)           -        -           (241)       (730)     (276)       (922)
Other transactions (note 2)         (19)      (89)          (1)       -            155         246       356          241
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 net assets resulting from
 contract transactions -
 Valuemark II & III              41,730    24,313        5,821        -       (231,515)   (290,632) (159,680)    (67,414)
Contract transactions -
 Valuemark IV (note 5):
Purchase payments                21,127    23,159        1,428        -         12,583       5,818    51,280       49,951
Transfers between funds          17,665     2,395        1,051        -          6,950       1,246    25,926        4,608
Surrenders and terminations      (2,192)     (174)          (7)       -         (1,068)        (70)   (5,388)        (685)
Rescissions                        (556)     (754)        (258)       -            (88)        (60)     (943)        (859)
Other transactions (note 2)           1        38            -        -              5           1        46           51
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 net assets resulting from
 contract transactions -
 Valuemark IV                    36,045    24,664        2,214        -         18,382       6,935    70,921       53,066
Increase (decrease) in
   net assets                   103,410    58,958        8,596        -       (128,455)    (65,327)  (11,327)     237,277
Net assets at beginning
  of year                       101,068    42,110            -        -      1,032,546   1,097,873 1,214,387      977,110
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year      $204,478   101,068        8,596        -        904,091   1,032,546 1,203,060    1,214,387


See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1998 and 1997
(In thousands)

                                                                                                      Mutual Discovery
                                  High Income Fund   Income Securities Fund    Money Market Fund       Securities Fund
---------------------------------------------------------------------------------------------------------------------------
                                   1998      1997        1998      1997         1998       1997        1998      1997
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
Investment income (loss), net   $ 33,766    27,707       77,877    74,684       12,915      13,801         (64)      (1,520)
Realized gains (losses) on
 investments, net                  4,702    10,947       48,389    44,523            -           -       1,768          591
Net change in unrealized
 appreciation (depreciation)
 on investments                  (38,630)      389     (126,374)   62,214            -           -     (23,026)      15,535
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets from operations             (162)   39,043         (108)  181,421       12,915      13,801     (21,322)      14,606
Contract transactions -
 Valuemark II & III (note 5):
Purchase payments                  4,834    22,772       13,275    50,873       11,342      70,286       6,337       28,591
Transfers between funds          (19,142)      310      (51,375)  (56,241)     207,647      (3,675)     18,856       74,361
Surrenders and terminations      (71,048)  (59,371)    (219,332) (169,518)    (204,171)   (161,311)    (22,824)      (7,182)
Rescissions                         (154)     (602)        (278)   (1,451)        (341)     (2,246)       (132)        (510)
Other transactions (note 2)          455       246          411       446          824         894           5           17
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 net assets resulting from
 contract transactions -
 Valuemark II & III              (85,055)  (36,645)    (257,299) (175,891)      15,301     (96,052)      2,242       95,277
Contract transactions -
 Valuemark IV (note 5):
Purchase payments                 39,346    42,607       42,572    46,661       44,229      93,106      35,649       57,513
Transfers between funds            8,234     3,456       14,799     3,254      (20,238)    (46,177)     12,085        6,028
Surrenders and terminations       (4,106)     (521)      (3,538)     (443)      (6,316)     (3,086)     (3,935)        (520)
Rescissions                       (1,327)     (844)        (530)   (1,143)      (1,952)       (918)       (577)        (763)
Other transactions (note 2)           50        21           (5)        3          199         494          59           13
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 net assets resulting from
 contract transactions -
 Valuemark IV                     42,197    44,719       53,298    48,332       15,922      43,419      43,281       62,271
Increase (decrease) in net assets(43,020)   47,117     (204,109)   53,862       44,138     (38,832)     24,201      172,154
Net assets at beginning of year  449,496   402,379    1,305,706 1,251,844      336,797     375,629     187,228       15,074
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year       $406,476   449,496    1,101,597 1,305,706      380,935     336,797     211,429      187,228


See accompanying notes to financial statements.


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1998 and 1997
(In thousands)

                                    Mutual Shares        Natural Resources
Securities Fund                    Securities Fund  Real Estate Securities FundRising Dividends Fund
---------------------------------------------------------------------------------------------------------------------------
                                   1998      1997         1998      1997        1998      1997         1998      1997
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
Investment income (loss), net     ($1,566)   (2,774)          75         110      9,568     5,160       (2,149)      199
Realized gains (losses) on
 investments, net                   4,339        65      (13,600)     (3,931)    25,702    16,329      134,667    43,845
Net change in unrealized
 appreciation (depreciation)
 on investments                   (15,031)   31,825       (3,804)    (14,906)  (105,327)   42,697     (101,514)  123,868
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets from operations           (12,258)   29,116      (17,329)    (18,727)   (70,057)   64,186       31,004   167,912
Contract transactions -
 Valuemark II & III (note 5):
Purchase payments                  11,748    55,149          899       3,818      4,373    25,139       10,801    23,594
Transfers between funds            28,224   136,704       (5,230)    (11,395)   (48,548)   28,062       17,226    20,217
Surrenders and terminations       (42,653)  (12,002)      (7,877)     (9,401)   (49,929)  (36,947)    (135,412)  (84,492)
Rescissions                          (194)     (558)         (49)        (67)      (148)     (342)        (207)     (422)
Other transactions (note 2)            59        11           15          26        161        89          239       537
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 net assets resulting from
 contract transactions -
  Valuemark II & III              (2,816)   179,304      (12,242)    (17,019)   (94,091)   16,001     (107,353)  (40,566)
Contract transactions -
 Valuemark IV (note 5):
Purchase payments                 85,482    113,173        1,717       3,783     16,008    29,207       36,972    32,143
Transfers between funds           28,604     18,844          841         290      1,947     2,787       17,333     5,752
Surrenders and terminations       (8,498)    (1,198)        (188)        (6)     (1,625)     (354)      (3,213)     (409)
Rescissions                       (1,549)    (1,424)         (52)       (94)       (202)     (517)        (691)     (624)
Other transactions (note 2)           92         37          (15)         4          13        10            3         9
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 net assets resulting from
 contract transactions -
 Valuemark IV                    104,131    129,432        2,303      3,977      16,141    31,133       50,404    36,871
Increase (decrease) in
  net assets                      89,057    337,852      (27,268)   (31,769)   (148,007)  111,320      (25,945)  164,217
Net assets at beginning of year  364,993     27,141       69,479    101,248     413,294   301,974      709,344   545,127
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year       $454,050    364,993       42,211     69,479     265,287   413,294      683,399   709,344

See accompanying notes to financial statements.


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1998 and 1997
(In thousands)

                                                       Templeton Developing    Templeton Global           Templeton
                                   Small Cap Fund       Markets Equity Fund  Asset Allocation Fund   Global Growth Fund
---------------------------------------------------------------------------------------------------------------------------
                                   1998      1997        1998      1997         1998       1997        1998      1997
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
Investment income (loss), net     ($4,034)   (2,855)      3,912       (744)         1,887       379     8,781      1,105
Realized gains (losses) on
 investments, net                  24,392    16,256      (8,736)    11,272          4,396     1,109    82,495      8,777
Net change in unrealized
 appreciation (depreciation)
 on investments                   (31,057)   21,914     (51,993)   (46,160)        (8,198)    4,962   (44,136)    58,155
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets from operations           (10,699)   35,315     (56,817)   (35,632)        (1,915)    6,450    47,140     68,037
Contract transactions -
 Valuemark II & III (note 5):
Purchase payments                   6,424    29,239       4,084     29,184          1,787    11,196    10,586     58,703
Transfers between funds             4,845    50,164     (39,497)     5,324         (8,074)    9,847   (41,415)     4,664
Surrenders and terminations       (36,786)  (23,270)    (26,039)   (24,867)        (8,859)   (6,290)  (79,015)   (46,883)
Rescissions                          (186)     (651)        (68)      (281)            (7)      (71)     (300)    (1,055)
Other transactions (note 2)           (15)       71         (56)         2             30       186        78         54
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 net assets resulting from
 contract transactions -
 Valuemark II & III               (25,718)   55,553     (61,576)     9,362        (15,123)   14,868  (110,066)    15,483
Contract transactions -
 Valuemark IV (note 5):
Purchase payments                  26,375    40,513       9,390     32,069          6,881    13,018    47,491     79,798
Transfers between funds            13,910     2,867      (1,057)     2,442            525     1,126    11,653      5,848
Surrenders and terminations        (2,749)     (266)     (1,050)      (253)          (519)     (107)   (4,558)      (652)
Rescissions                          (368)     (589)       (129)      (302)           (14)     (260)     (653)    (1,079)
Other transactions (note 2)            32        26         (13)         8             11         2       (12)        12
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 net assets resulting from
 contract transactions -
 Valuemark IV                      37,200    42,551       7,141     33,964          6,884    13,779    53,921     83,927
Increase (decrease) in
  net assets                          783   133,419    (111,252)     7,694        (10,154)   35,097    (9,005)   167,447
Net assets at beginning of year   298,997   165,578     267,040    259,346         87,214    52,117   717,513    550,066
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year        $299,780   298,997     155,788    267,040         77,060    87,214   708,508    717,513


See accompanying notes to financial statements.


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1998 and 1997
(In thousands)

                                  Templeton Global          Templeton        Templeton International      Templeton
                               Income Securities FundInternational Equity FundSmaller Companies Fund Pacific Growth Fund
---------------------------------------------------------------------------------------------------------------------------
                                   1998      1997        1998      1997          1998      1997        1998      1997
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
Investment income (loss), net    $ 9,058     10,527     18,022       14,487       290        (225)    3,442        1,743
Realized gains (losses) on
 investments, net                    263      1,131    112,100       91,429      (547)        545   (66,038)      (6,660)
Net change in unrealized
 appreciation (depreciation)
 on investments                   (1,320)   (10,041)   (88,725)       1,618    (3,830)     (1,688)    39,890     (91,510)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets from operations            8,001      1,617      41,397     107,534    (4,087)     (1,368)   (22,706)    (96,427)
Contract transactions -
 Valuemark II & III (note 5):
Purchase payments                    983      5,204       8,884       48,236      865       5,943      1,634       7,156
Transfers between funds          (13,288)   (17,682)    (92,026)     (33,305)  (3,005)      2,953    (21,917)    (55,954)
Surrenders and terminations      (30,382)   (27,867)   (171,313)    (126,296)  (2,234)     (1,856)   (20,611)    (36,981)
Rescissions                          (42)      (283)       (404)      (1,041)     (24)        (91)       (54)       (144)
Other transactions (note 2)          154        193         252          282       10          32         48         398
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 net assets resulting from
 contract transactions -
 Valuemark II & III              (42,575)   (40,435)   (254,607)    (112,124)  (4,388)      6,981    (40,900)    (85,525)
Contract transactions -
 Valuemark IV (note 5):
Purchase payments                  3,461      6,478      21,502       53,802    2,980       8,807      2,042       4,649
Transfers between funds            1,385        316       6,064        2,916     (467)        531        282         622
Surrenders and terminations         (377)       (83)     (2,654)        (259)    (365)       (128)      (205)        (98)
Rescissions                          (12)      (207)        (95)        (629)     (85)        (50)       (42)        (52)
Other transactions (note 2)            2         15          45           15      (15)          3         (1)          -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 net assets resulting from
 contract transactions -
 Valuemark IV                      4,459      6,519      24,862       55,845    2,048       9,163      2,076       5,121
Increase (decrease) in net assets(30,115)   (32,299)   (188,348)      51,255   (6,427)     14,776    (61,530)   (176,831)
Net assets at beginning of year  166,669    198,968   1,087,838    1,036,583   30,303      15,527    153,328     330,159
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year       $136,554    166,669     899,490    1,087,838   23,876      30,303     91,798     153,328

See accompanying notes to financial statements.


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1998 and 1997
(In thousands)

                                   U.S. Government              Value
                                   Securities Fund         Securities Fund  Zero Coupon Fund - 2000Zero Coupon Fund - 2005
---------------------------------------------------------------------------------------------------------------------------
                                  1998       1997          1998      1997        1998      1997        1998       1997
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
Investment income (loss), net  $ 36,201       28,049       (47)           -     5,241       5,205     3,261        3,461
Realized gains (losses) on
 investments, net                 8,286        5,606       (74)           -     2,396       1,677     2,485        1,510
Net change in unrealized
 appreciation (depreciation)
 on investments                  (7,222)      17,549      (407)           -    (2,765)     (1,692)    1,608        1,476
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
 assets from operations          37,265       51,204      (528)           -     4,872       5,190     7,354        6,447
Contract transactions -
  Valuemark II & III (note 5):
Purchase payments                 5,708       23,060       190            -       498        1,290      759        1,695
Transfers between funds          12,261      (47,874)    6,072            -    (4,978)      (6,415)   3,490       (6,814)
Surrenders and terminations    (126,296)    (115,692)     (129)           -   (14,347)     (15,927) (10,720)      (8,976)
Rescissions                        (188)        (756)        -            -        (4)         (43)     (11)          (1)
Other transactions (note 2)         860          775        (1)           -       165          134      105            7
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 net assets resulting from
 contract transactions -
 Valuemark II & III            (107,655)    (140,487)    6,132            -   (18,666)     (20,961)  (6,377)     (14,089)
Contract transactions -
 Valuemark IV (note 5):
Purchase payments                20,857       22,408       916            -       864        1,862    3,307        3,410
Transfers between funds          12,943        1,524     2,211            -     1,107         (121)   2,192           34
Surrenders and terminations      (2,139)        (132)      (62)           -       (68)          (7)    (284)         (10)
Rescissions                        (701)        (527)       (4)           -       (23)           -      (68)         (68)
Other transactions (note 2)           4           67         -            -        (6)           -       (4)           -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
 net assets resulting from
 contract transactions -
 Valuemark IV                    30,964       23,340     3,061            -     1,874        1,734    5,143        3,366
Increase (decrease) in
   net assets                   (39,426)     (65,943)    8,665            -   (11,920)     (14,037)   6,120       (4,276)
Net assets at beginning
  of year                       677,030      742,973         -            -    90,088      104,125   69,158       73,434
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year      $637,604      677,030     8,665            -    78,168       90,088   75,278       69,158


See accompanying notes to financial statements.


ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Financial Statements (continued)

Statements of Changes in Net Assets (cont.)
For the years ended December 31, 1998 and 1997
(In thousands)

                                                                            Zero Coupon Fund - 2010    Total All Funds
---------------------------------------------------------------------------------------------------------------------------
                                                                                1998       1997       1998      1997
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
Investment income (loss), net                                                  $ 3,294     3,446     266,144   236,709
Realized gains (losses) on investments, net                                      5,443     1,575     603,355   413,516
Net change in unrealized appreciation (depreciation) on investments                769     5,123    (699,727)  479,620
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                            9,506    10,144     169,772 1,129,845
Contract transactions - Valuemark II & III (note 5):
 Purchase payments                                                                 682     3,822     134,191   581,523
 Transfers between funds                                                         4,057    (2,318)     (3,907)    1,783
 Surrenders and terminations                                                   (15,533)   (8,063) (1,708,528)(1,302,935)
 Rescissions                                                                        (2)      (17)     (3,318)  (12,443)
 Other transactions (note 2)                                                        49       (11)      4,339     4,787
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from contract transactions -
  Valuemark II & III                                                           (10,747)   (6,587) (1,577,223) (727,285)
Contract transactions - Valuemark IV (note 5):
 Purchase payments                                                               5,944     3,098     540,403   767,033
 Transfers between funds                                                         3,245       282     169,190    20,870
 Surrenders and terminations                                                      (458)      (11)    (55,562)   (9,472)
 Rescissions                                                                       (20)       (6)    (10,939)  (11,769)
 Other transactions (note 2)                                                        (2)        -         489       829
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from contract transactions -
  Valuemark IV                                                                   8,709     3,363     643,581   767,491
Increase (decrease) in net assets                                                7,468     6,920    (763,870)1,170,051
Net assets at beginning of year                                                 77,889    70,969   9,907,405 8,737,354
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                                      $85,357    77,889   9,143,535 9,907,405

See accompanying notes to financial statements.

ALLIANZ LIFE VARIABLE ACCOUNT B
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
Notes to Financial Statements
December 31, 1998


1.  ORGANIZATION

Allianz Life Variable Account B (Variable Account) is a segregated investment account of Allianz Life Insurance Company of North America (Allianz Life) and is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established on May 31, 1985 and commenced operations January 24, 1989. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Allianz Life and are held for the benefit of the owners and other persons entitled to payments under variable annuity contracts issued through the Variable Account and underwritten by Allianz Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Allianz Life may conduct.

The Variable Account's sub-accounts may invest, at net asset values, in one or more of the funds of the Franklin Valuemark Funds (FVF), managed by Franklin Advisers, Inc. and its Templeton and Franklin affiliates, in accordance with the selection made by the contract owner. Not all funds are available as investment options for the products which comprise the Variable Account.

Certain officers and trustees of the FVF are also officers and/or directors of Franklin Advisers, Inc. and/or Allianz Life.


2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments

Investments of the Variable Account are valued daily at market value using net asset values provided by Franklin Advisers, Inc.

Realized investment gains include realized gain distributions received from the respective funds and gains on the sale of fund shares as determined by the average cost method. Realized gain distributions are reinvested in the respective funds. Dividend distributions received from the FVF are reinvested in additional shares of the FVF and are recorded as income to the Variable Account on the ex-dividend date.

Two Fixed Account investment options are available to deferred annuity contract owners. A Flexible Fixed Option is available to all deferred annuity contract owners and a Dollar Cost Averaging Option is available to Valuemark IV deferred annuity contract owners. These accounts are comprised of equity and fixed income investments which are part of the general assets of Allianz Life. The liabilities of the Fixed Accounts are part of the general obligations of Allianz Life and are not included in the Variable Account. The guaranteed minimum rate of return on the Fixed Accounts is 3%.

The Global Health Care Securities Fund and Value Securities Fund were added as available investment options on May 1, 1998. The Utilities Equity Fund name was changed to Templeton Global Utilities Securities Fund on May 1, 1998. The Precious Metals Fund name was changed to Natural Resources Securities Fund on May 1, 1997.

Contracts in Annuity Payment Period

Annuity reserves are computed for currently payable contracts according to the 1983 Individual Annuity Mortality Table, using an assumed investment return
(AIR) equal to the AIR of the specific contracts, either 3%, 5% or 7%. Charges to annuity reserves for mortality and risk expense are reimbursed to Allianz Life if the reserves required are less than originally estimated. If additional reserves are required, Allianz Life reimburses the account.

Expenses

Asset Based Expenses

A mortality and expense risk charge is deducted from the Variable Account on a daily basis. The charge is equal, on an annual basis, to 1.25% of the daily net assets of Valuemark II and Valuemark III and 1.34% of the daily net assets of Valuemark IV.

An administrative charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to 0.15% of the daily net assets of all products which comprise the Variable Account

Contract Based Expenses

A contract maintenance charge is paid by the contract owner annually from each deferred annuity contract by liquidating contract units at the end of the contract year and at the time of full surrender. The amount of the charge is $30 each year. Contract maintenance charges paid by the contract owners during the years ended December 31, 1998 and 1997 were and $4,716,335 and $4,561,683, respectively. These contract charges are reflected in the Statements of Changes in Net Assets as other transactions.

A contingent deferred sales charge is deducted from the contract value at the time of a surrender. This charge applies only to a surrender of purchase payments received within five years of the date of surrender for Valuemark II and Valuemark III contracts and within seven years of the date of surrender for Valuemark IV contracts. For this purpose, purchase payments are allocated on a first-in, first-out basis. The amount of the contingent deferred sales charge is calculated by: (a) allocating purchase payments to the amount surrendered; and
(b) multiplying each allocated purchase payment that has been held under the contract for the period shown below by the charge shown below:

                        Years Since                    Contingent Deferred Sales Charge
---------------------------------------------------------------------------------------------------------------------------
                          Payment              Valuemark II      Valuemark III     Valuemark IV
---------------------------------------------------------------------------------------------------------------------------
                            0-1                     5%                6%                6%
                            1-2                     5%                5%                6%
                            2-3                     4%                4%                6%
                            3-4                     3%                3%                5%
                            4-5                    1.5%              1.5%               4%
                            5-6                     0%                0%                3%
                            6-7                     0%                0%                2%
                            7+                      0%                0%                0%

and (c) adding the products of each multiplication in (b) above.

A Valuemark II or Valuemark III deferred annuity contract owner may, not more frequently than once annually on a cumulative basis, make a surrender each contract year of fifteen percent (15%) of purchase payments paid, less any prior surrenders, without incurring a contingent deferred sales charge. A Valuemark IV deferred annuity contract owner may make multiple surrenders, each year after the first contract year, up to fifteen percent (15%) of the contract value without incurring a contingent deferred sales charge. For a partial surrender, the contingent deferred sales charge will be deducted from the remaining contract value, if sufficient; otherwise it will be deducted from the amount surrendered. Total contingent deferred sales charges paid by the contract owners for the years ended December 31, 1998 and 1997 were $8,535,795 and $8,999,290, respectively.

Currently, twelve transfers are permitted each contract year. Thereafter, the fee is $25 per transfer, or 2% of the amount transferred, if less. Currently, transfers associated with the dollar cost averaging program are not counted. Total transfer charges paid by the contract owners for the years ended December 31, 1998 and 1997 were $159,282 and $126,072, respectively. Transfer charges are reflected in the Statements of Changes in Net Assets as other transactions. Net transfers from the Fixed Accounts for the years ended December 31, 1998 and 1997 were $165,283,144 and $22,652,962 respectively.

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. Allianz Life may, in its sole discretion, pay taxes when due and deduct that amount from the contract value at a later date. Payment at an earlier date does not waive any right Allianz Life may have to deduct such amounts at a later date.

On Valuemark II and Valuemark III deferred annuity contracts, a systematic withdrawal plan is available which allows an owner to withdraw up to nine percent (9%) of purchase payments less prior surrenders annually, paid monthly or quarterly, without incurring a contingent deferred sales charge. The systematic withdrawal plan available to Valuemark IV deferred annuity contract owners allows up to fifteen percent (15%) of the contract value withdrawn annually, paid monthly or quarterly, without incurring a contingent deferred sales charge. The exercise of the systematic withdrawal plan in any contract year replaces the 15% penalty free privilege for that year for all deferred annuity contracts.

A rescission is defined as a contract that is returned to the Company by the Contract Owner and canceled within the free-look period, generally within 10 days.


3. CAPITALIZATION

Allianz Life provides capital for the establishment of new funds as investment options of the Variable Account. There were no capitalization transactions during the year ended December 31, 1997. The capitalization transactions were as follows during the year ended December 31, 1998:

                                                                 Capitalization    Date of    Market Value      Date of
Fund                                                                 Amount    Capitalization at Withdrawal   Withdrawal
---------------------------------------------------------------------------------------------------------------------------
Global Health Care Securities Fund                                  $250,000       5/1/98        $253,250       12/1/98
Value Securities Fund                                               $250,000       5/1/98        $192,000       12/1/98


4. FEDERAL INCOME TAXES

Operations of the Variable Account form a part of, and are taxed with, operations of Allianz Life, which is taxed as a life insurance company under the Internal Revenue Code.

Allianz Life does not expect to incur any federal income taxes in the operation of the Variable Account. If, in the future, Allianz Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.



5. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (In thousands)

Transactions in units for each fund for the years ended December 31, 1998 and 1997 were as follows:

                                                               Global      Global
                                                    Capital  Health Care  Utilities   Growth      High     Income     Money
                                                    Growth   Securities  Securities and Income   Income  Securities   Market
                                                     Fund       Fund        Fund        Fund      Fund      Fund       Fund
---------------------------------------------------------------------------------------------------------------------------
Valuemark II & III
 Accumulation units outstanding at
  December 31, 1996                                 3,722         -        53,086      50,027    20,736    57,504    28,060
 Contract transactions:
Purchase payments                                     948         -           663       2,362     1,153     2,205     5,065
Transfers between funds                             1,469         -        (6,159)      1,043       (57)   (2,484)     (219)
Surrenders and terminations                          (445)        -        (7,944)     (6,436)   (2,943)   (7,368)  (11,824)
Rescissions                                           (14)        -           (34)        (44)      (30)      (65)     (166)
Other transactions                                     (7)        -            11          10        12        19        66
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in accumulation units resulting
 from contract transactions                         1,951         -       (13,463)     (3,065)   (1,865)   (7,693)   (7,078)
 Accumulation units outstanding a
 December 31, 1997                                  5,673         -        39,623      46,962    18,871    49,811    20,982
Contract transactions:
Purchase payments                                     160        20           241         538       223       459       566
Transfers between funds                             3,882       586        (1,529)        699      (811)   (2,088)   14,858
Surrenders and terminations                        (1,258)      (20)       (7,481)     (7,722)   (3,310)   (8,767)  (14,408)
Rescissions                                            (1)        -            (9)        (11)       (7)      (11)      (24)
Other transactions                                     (2)        -             6          14        21        16        58
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in accumulation units resulting
 from contract transactions                         2,781       586        (8,772)     (6,482)   (3,884)  (10,391)    1,050
 Accumulation units outstanding at
   December 31, 1998                                8,454       586        30,851      40,480    14,987    39,420    22,032

Valuemark IV
 Accumulation units outstanding at December 31, 1996    -         -             -           -         -         -         -
 Contract transactions:
Purchase payments                                   1,839         -           263       2,241     2,100     2,022     6,870
Transfers between funds                               188         -            53         200       168       140    (3,400)
Surrenders and terminations                           (13)        -            (3)        (29)      (25)      (19)     (225)
Rescissions                                           (60)        -            (3)        (38)      (42)      (49)      (67)
Other transactions                                      3         -             -           2         1         -        36
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in accumulation units resulting
 from contract transactions                         1,957         -           310       2,376     2,202     2,094     3,214
 Accumulation units outstanding at December 31, 1997          1,957             -         310     2,376     2,202     2,0943,214
 Contract transactions:
Purchase payments                                   1,503       147           477       2,027     1,834     1,710     3,217
Transfers between funds                             1,238       106           262       1,031       409       599    (1,515)
Surrenders and terminations                          (156)       (1)          (40)       (214)     (195)     (143)     (448)
Rescissions                                           (40)      (28)           (3)        (37)      (61)      (21)     (140)
Other transactions                                      -         -             -           2         2         -        14
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in accumulation units resulting
 from contract transactions                         2,545       224           696       2,809     1,989     2,145     1,128
 Accumulation units outstanding at
    December 31, 1998                               4,502       224         1,006       5,185     4,191     4,239     4,342




5. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (In thousands) (cont.)
                                                    Mutual      Mutual     Natural                                Templeton
                                                   Discovery    Shares    Resources  Real Estate  Rising   Small Developing
                                                  Securities  Securities Securities  Securities  Dividends  Cap    Markets
                                                     Fund       Fund        Fund        Fund      Fund     Fund  Equity Fund
---------------------------------------------------------------------------------------------------------------------------
Valuemark II & III
 Accumulation units outstanding at
 December 31, 1996                                  1,471     2,613        6,998       12,757    35,569    12,784    22,423
 Contract transactions:
Purchase payments                                   2,480     4,911          276        1,023     1,368     2,180     2,264
Transfers between funds                             6,648    12,308         (861)       1,129     1,034     3,656       330
Surrenders and terminations                          (613)   (1,037)        (701)      (1,453)   (4,724)   (1,652)   (1,990)
Rescissions                                           (47)      (52)          (5)         (14)      (26)      (49)      (22)
Other transactions                                      1         1            2            3        28         6         -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in accumulation units resulting
 from contract transactions                         8,469    16,131       (1,289)         688    (2,320)    4,141       582
 Accumulation units outstanding at
    December 31, 1997                               9,940    18,744        5,709       13,445    33,249    16,925    23,005
 Contract transactions:
Purchase payments                                     402       795           86          147       415       348       429
Transfers between funds                             1,284     2,150         (562)      (1,976)      670       173    (4,481)
Surrenders and terminations                        (1,897)   (3,544)        (777)      (1,978)   (6,653)   (2,575)   (2,951)
Rescissions                                           (11)      (16)          (5)          (6)      (10)      (13)       (7)
Other transactions                                      -         4            2            7        12        (2)       (6)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in accumulation units resulting
 from contract transactions                          (222)     (611)      (1,256)      (3,806)   (5,566)   (2,069)   (7,016)
 Accumulation units outstanding at
    December 31, 1998                               9,718    18,133        4,453        9,639    27,683    14,856    15,989

Valuemark IV
 Accumulation units outstanding at December 31, 1996    -         -            -            -         -         -         -
 Contract transactions:
Purchase payments                                   5,050     9,998          288        1,144     1,745     2,823     2,516
Transfers between funds                               518     1,620           23          106       299       198       190
Surrenders and terminations                           (43)     (101)           -          (13)      (21)      (18)      (21)
Rescissions                                           (65)     (126)          (7)         (20)      (33)      (40)      (23)
Other transactions                                      1         3            -            -         1         2         1
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in accumulation units resulting
 from contract transactions                         5,461    11,394          304        1,217     1,991     2,965     2,663
 Accumulation units outstanding at
    December 31, 1997                               5,461    11,394          304        1,217     1,991     2,965     2,663
 Contract transactions:
Purchase payments                                   2,832     6,911          162          604     1,788     1,762     1,055
Transfers between funds                               907     2,362           73           75       843       988      (154)
Surrenders and terminations                          (338)     (718)         (19)         (66)     (159)     (199)     (121)
Rescissions                                           (45)     (123)          (5)          (8)      (35)      (27)      (16)
Other transactions                                      5         8           (1)           1         -         3        (2)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in accumulation units resulting
 from contract transactions                         3,361     8,440          210          606     2,437     2,527       762
 Accumulation units outstanding at
 December 31, 1998                                  8,822    19,834          514        1,823     4,428     5,492     3,425




5. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (In thousands) (cont.)
                                                                                                        Templeton
                                                          Templeton Templeton Templeton    Templeton  International Templeton
                                                        Global Asset Global Global Income International  Smaller     Pacific
                                                         Allocation  Growth Securities       Equity     Companies    Growth
                                                            Fund      Fund      Fund          Fund       Fund         Fund
---------------------------------------------------------------------------------------------------------------------------
Valuemark II & III
 Accumulation units outstanding at December 31, 1996          4,104    40,327     11,857    64,375        1,388    22,061
 Contract transactions:
Purchase payments                                               819     3,970        314     2,786          517       501
Transfers between funds                                         755       334     (1,058)   (1,782)         258    (4,037)
Surrenders and terminations                                    (456)   (3,127)    (1,673)   (7,156)        (160)   (2,707)
Rescissions                                                      (6)      (74)       (17)      (59)          (8)      (10)
Other transactions                                               13         3         11        15            3        25
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in accumulation units resulting
 from contract transactions                                   1,125     1,106     (2,423)   (6,196)         610    (6,228)
 Accumulation units outstanding at December 31, 1997          5,229    41,433      9,434    58,179        1,998    15,833
 Contract transactions:
Purchase payments                                                69       569         57       449           35       204
Transfers between funds                                        (598)   (2,789)      (773)   (5,188)        (288)   (2,708)
Surrenders and terminations                                    (646)   (4,973)    (1,749)   (9,177)        (211)   (2,662)
Rescissions                                                       -       (19)        (2)      (21)          (2)       (7)
Other transactions                                                2         5          9        14            1         9
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in accumulation units resulting
 from contract transactions                                  (1,173)   (7,207)    (2,458)  (13,923)        (465)   (5,164)
 Accumulation units outstanding at December 31, 1998          4,056    34,226      6,976    44,256        1,533    10,669

Valuemark IV
 Accumulation units outstanding at December 31, 1996              -         -          -         -            -         -
 Contract transactions:
Purchase payments                                               952     5,261        391     3,008          761       346
Transfers between funds                                          82       375         19       162           46        47
Surrenders and terminations                                      (8)      (42)        (5)      (14)         (11)      (10)
Rescissions                                                     (18)      (70)       (13)      (35)          (4)       (4)
Other transactions                                                -         1          1         1            -         -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in accumulation units resulting
 from contract transactions                                   1,008     5,525        393     3,122          792       379
 Accumulation units outstanding at December 31, 1997          1,008     5,525        393     3,122          792       379
 Contract transactions:
Purchase payments                                               487     2,951        202     1,143          271       256
Transfers between funds                                          34       720         79       307          (52)       53
Surrenders and terminations                                     (38)     (290)       (22)     (143)         (34)      (28)
Rescissions                                                      (1)      (41)        (1)       (5)          (8)       (5)
Other transactions                                                1        (1)         -         3           (2)        -
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in accumulation units resulting
 from contract transactions                                     483     3,339        258     1,305          175       276
 Accumulation units outstanding at December 31, 1998          1,491     8,864        651     4,427          967       655




5. CONTRACT TRANSACTIONS - ACCUMULATION UNIT ACTIVITY (In thousands) (cont.)
                                                               U.S.                Zero       Zero      Zero
                                                            Government    Value   Coupon     Coupon    Coupon     Total
                                                            Securities Securities Fund -     Fund -    Fund -      All
                                                               Fund       Fund     2000       2005      2010      Funds
---------------------------------------------------------------------------------------------------------------------------
Valuemark II & III
 Accumulation units outstanding at December 31, 1996         44,598         -      5,636     3,579     3,297   508,972
 Contract transactions:
Purchase payments                                             1,363         -         69        83       177    37,497
Transfers between funds                                      (2,875)        -       (341)     (328)     (113)    8,650
Surrenders and terminations                                  (6,740)        -       (846)     (424)     (362)  (72,781)
Rescissions                                                     (44)        -         (2)        -        (1)     (789)
Other transactions                                               45         -          7         -         -       274
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in accumulation units resulting
 from contract transactions                                  (8,251)        -     (1,113)     (669)     (299)  (27,149)
 Accumulation units outstanding at December 31, 1997         36,347         -      4,523     2,910     2,998   481,823
 Contract transactions:
Purchase payments                                               310        17         25        32        26     6,622
Transfers between funds                                         617       718       (249)      140       138     1,875
Surrenders and terminations                                  (6,810)      (16)      (712)     (451)     (582)  (91,330)
Rescissions                                                     (10)        -          -         -         -      (192)
Other transactions                                               46         -          8         4         2       230
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in accumulation units resulting
 from contract transactions                                  (5,847)      719       (928)     (275)     (416)  (82,795)
 Accumulation units outstanding at December 31, 1998         30,500       719      3,595     2,635     2,582   399,028

Valuemark IV
 Accumulation units outstanding at December 31, 1996              -         -          -         -         -         -
 Contract transactions:
Purchase payments                                             1,310         -        100       162       138    51,328
Transfers between funds                                          84         -         (6)        2        12     1,126
Surrenders and terminations                                      (8)        -          -         -         -      (629)
Rescissions                                                     (31)        -          -        (3)        -      (751)
Other transactions                                                4         -          -         -         -        57
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in accumulation units resulting
 from contract transactions                                   1,359         -         94       161       150    51,131
 Accumulation units outstanding at December 31, 1997          1,359         -         94       161       150    51,131
 Contract transactions:
Purchase payments                                             1,142       109         43       142       226    33,001
Transfers between funds                                         693       267         55        92       120     9,592
Surrenders and terminations                                    (116)       (8)        (3)      (12)      (17)   (3,528)
Rescissions                                                     (38)       (1)        (1)       (3)       (1)     (694)
Other transactions                                                -         -          -         -         -        33
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in accumulation units resulting
 from contract transactions                                   1,681       367         94       219       328    38,404
 Accumulation units outstanding at December 31, 1998          3,040       367        188       380       478    89,535



6. UNIT VALUES
A summary of accumulation unit values and accumulation units outstanding for variable annuity contracts and the expense ratios, including expenses of the underlying funds, for each of the five years in the period ended December 31, 1998 follows.

                                    Valuemark II & III                                     Valuemark IV
---------------------------------------------------------------------------------------------------------------------------
                     Accumulation                          Ratio of      Accumulation                             Ratio of
                        Units                              Expenses         Units                                 Expenses
                    Outstanding  Accumulation  NetAssets   to Average    Outstanding  Accumulation  NetAssets   to Average
                   (in thousands) Unit Value (in thousands)Net Assets*  (in thousands) Unit Value (in thousands)Net Assets*
---------------------------------------------------------------------------------------------------------------------------
Capital Growth Fund
December 31,
 1998                  8,454        $15.574  $ 131,652       2.17%         4,502       $15.537    $ 69,939         2.26%
 1997                  5,673         13.130     74,473       2.17          1,967        13.110      25,654         2.26
 19961                 3,722         11.254     42,110       2.17+              -            -            -        -

Global Health Care
 Securities Fund
December 31,
 19982                    586        10.610      6,215       2.24+            224       10.604       2,381         2.33+

Global Utilities
 Securities Fund
December 31,
 1998                 30,851         28.308    873,319       1.90          1,006        28.082      28,248         1.99
 1997                 39,623         25.818  1,022,994       1.90             310       25.635       7,959         1.99
 1996                 53,086         20.654  1,097,873       1.90               -            -            -        -
 1995                 66,669         19.565  1,305,495       1.90               -            -            -        -
 1994                 70,082         15.104  1,058,531       1.92               -            -            -        -

Growth and Income Fund
December 31,
 1998                 40,480         26.226  1,061,658       1.89          5,185        25.993     134,775         1.98
 1997                 46,962         24.551  1,152,961       1.89          2,376        24.354      57,877         1.98
 1996                 50,027         19.490    977,110       1.90               -            -            -        -
 1995                 46,893         17.310    812,732       1.92               -            -            -        -
 1994                 35,695         13.215    471,773       1.94               -            -            -        -

High Income Fund
December 31,
 1998                 14,987         21.208    317,865       1.93          4,191        21.020      88,069         2.02
 1997                 18,871         21.312    402,167       1.93          2,202        21.141      46,545         2.02
 1996                 20,736         19.375    402,379       1.94               -            -            -        -
 1995                 18,756         17.252    323,580       1.96               -            -            -        -
 1994                 15,679         14.608    229,026       2.00               -            -            -       -

Income Securities Fund
December 31,
 1998                 39,420         25.122    990,325       1.89          4,239        24.898     105,543         1.98
 1997                 49,811         25.065   1,248,520      1.90          2,094        24.864      52,069         1.99
 1996                 57,504         21.708  1,251,844       1.90               -            -            -        -
 1995                 59,309         19.785  1,175,143       1.91               -            -            -        -
 1994                 56,569         16.392    927,343       1.94               -            -            -        -





6. UNIT VALUES (cont.)
                                    Valuemark II & III                                     Valuemark IV
---------------------------------------------------------------------------------------------------------------------------
                     Accumulation                          Ratio of      Accumulation                             Ratio of
                        Units                              Expenses         Units                                 Expenses
                    Outstanding  Accumulation  NetAssets   to Average    Outstanding  Accumulation  NetAssets   to Average
                   (in thousands) Unit Value (in thousands)Net Assets*  (in thousands) Unit Value (in thousands)Net Assets*
---------------------------------------------------------------------------------------------------------------------------
Money Market Fund
December 31,
 1998                 22,032        $14.386  $ 316,921       1.85%         4,342       $14.260    $ 61,911         1.94%
 1997                 20,892         13.865    290,904       1.85          3,214        13.756      44,200         1.94
 1996                 28,060         13.359    375,629       1.83               -            -            -        -
 1995                 31,040         12.883    399,935       1.80               -            -            -        -
 1994                 39,437         12.354    487,239       1.86               -            -            -        -

Mutual Discovery
 Securities Fund
December 31,
 1998                  9,718         11.226    109,094       2.40          8,822        11.205      98,842         2.49
 1997                  9,940         11.983    119,104       2.46          5,461        11.971      65,375         2.55
 19963                 1,471         10.180     15,074       2.77+              -            -            -        -

Mutual Shares
 Securities Fund
December 31,
 1998                 18,133         11.837    214,642       2.17         19,834        11.814     234,337         2.26
 1997                 18,744         11.993    224,796       2.20         11,394        11.981     136,521         2.29
 19963                 2,613         10.330     27,141       2.40+              -            -            -        -

Natural Resources
 Securities Fund
December 31,
 1998                  4,453          8.505     37,878       2.04             514        8.430       4,332         2.13
 1997                  5,709         11.559     65,992       2.09             304       11.466       3,482         2.18
 1996                  6,998         14.467    101,248       2.05               -            -            -        -
 1995                  6,919         14.109     97,630       2.06               -            -            -        -
 1994                  8,285         13.979    115,828       2.08               -            -            -       -

Real Estate Securities Fund
December 31,
 1998                  9,639         23.107    222,740       1.94          1,823        22.901      41,773         2.03
 1997                 13,445         28.169    378,751       1.94          1,217        27.944      34,023         2.03
 1996                 12,757         23.668    301,974       1.97               -            -            -        -
 1995                 10,998         18.073    198,773       1.99               -            -            -        -
 1994                 11,645         15.594    181,599       2.02               -            -            -        -

Rising Dividends Fund
December 31,
 1998                 27,683         21.165    585,952       2.12          4,428        21.034      93,151         2.21
 1997                 33,249         20.074    667,473       2.14          1,991        19.968      39,752         2.23
 1996                 35,569         15.303    545,127       2.16               -            -            -        -
 1995                 33,789         12.498    422,992       2.18               -            -            -        -
 1994                 28,778          9.769    281,145       2.20               -            -            -        -




6. UNIT VALUES (cont.)

                                    Valuemark II & III                                     Valuemark IV
---------------------------------------------------------------------------------------------------------------------------
                     Accumulation                          Ratio of      Accumulation                             Ratio of
                        Units                              Expenses         Units                                 Expenses
                    Outstanding  Accumulation  NetAssets   to Average    Outstanding  Accumulation  NetAssets   to Average
                   (in thousands) Unit Value (in thousands)Net Assets*  (in thousands) Unit Value (in thousands)Net Assets*
---------------------------------------------------------------------------------------------------------------------------
Small Cap Fund
December 31,
 1998                 14,856        $14.600  $ 216,872       2.17%         5,492       $14.558    $ 79,977         2.26%
 1997                 16,925         14.952    253,045       2.17          2,965        14.923      44,268         2.26
 1996                 12,784         12.913    165,578       2.17               -            -            -        -
 19954                 1,302         10.146     13,260       2.30+              -            -            -        -

Templeton Developing
 Markets Equity Fund
December 31,
 1998                 15,989          7.993    127,804       2.81          3,425         7.958      27,259         2.90
 1997                 23,005         10.340    237,895       2.82          2,663        10.305      27,448         2.91
 1996                 22,423         11.487    259,346       2.89               -            -            -        -
 1995                 15,618          9.582    150,481       2.81               -            -            -        -
 19945                 9,774          9.454     92,469       2.93+              -            -            -        -

Templeton Global Asset
 Allocation Fund
December 31,
 1998                  4,056         13.589     55,102       2.24          1,491        13.543      20,200         2.33
 1997                  5,229         13.786     72,082       2.34          1,008        13.752      13,864         2.43
 1996                  4,104         12.514     52,117       2.26               -            -            -        -
 19956                 1,338         10.591     14,234       2.30+              -            -            -        -

Templeton Global
 Growth Fund
December 31,
 1998                 34,226         16.309    558,162       2.28          8,864        16.238     143,943         2.37
 1997                 41,433         15.176    628,785       2.28          5,525        15.124      83,558         2.37
 1996                 40,327         13.560    550,066       2.33               -            -            -        -
 1995                 28,309         11.339    322,284       2.37               -            -            -        -
 19945                14,637         10.201    149,393       2.54+              -            -            -        -

Templeton Global Income
 Securities Fund
December 31,
 1998                  6,976         17.905    124,899       2.03             651       17.746      11,582         2.12
 1997                  9,434         16.957    159,973       2.02             393       16.821       6,620         2.11
 1996                 11,857         16.781    198,968       2.01               -            -            -        -
 1995                 14,181         15.522    220,143       2.04               -            -            -        -
 1994                 16,855         13.726    231,368       2.11               -            -            -        -





6. UNIT VALUES (cont.)

                                    Valuemark II & III                                     Valuemark IV
---------------------------------------------------------------------------------------------------------------------------
                     Accumulation                          Ratio of      Accumulation                             Ratio of
                        Units                              Expenses         Units                                 Expenses
                    Outstanding  Accumulation  NetAssets   to Average    Outstanding  Accumulation  NetAssets   to Average
                   (in thousands) Unit Value (in thousands)Net Assets*  (in thousands) Unit Value (in thousands)Net Assets*
---------------------------------------------------------------------------------------------------------------------------

Templeton International
 Equity Fund
December 31,
 1998                 44,256        $18.437  $ 815,915       2.28%         4,427       $18.322    $ 81,113         2.37%
 1997                 58,179         17.711  1,030,420       2.29          3,122        17.617      55,008         2.38
 1996                 64,375         16.081  1,036,583       2.29               -            -            -        -
 1995                 59,883         13.263    794,670       2.32               -            -            -        -
 1994                 60,464         12.161    735,339       2.39               -            -            -        -

Templeton International
 Smaller Companies Fund
December 31,
 1998                  1,533          9.364     14,354       2.50             967        9.342       9,037         2.59
 1997                  1,998         10.825     21,626       2.46             792       10.809       8,557         2.55
 19961                 1,388         11.145     15,527       2.18+              -            -            -        -

Templeton Pacific
 Growth Fund
December 31,
 1998                 10,669          8.078     86,200       2.50             655        8.028       5,274         2.59
 1997                 15,833          9.431    149,327       2.43             379        9.381       3,566         2.52
 1996                 22,061         14.932    330,159       2.39               -            -            -        -
 1995                 22,483         13.630    306,843       2.41               -            -            -        -
 1994                 27,231         12.802    348,655       2.47               -            -            -        -

U.S. Government Securities Fund
December 31,
 1998                 30,500         19.014    579,909       1.90          3,040        18.847      57,334         1.99
 1997                 36,347         17.947    652,317       1.90          1,359        17.805      24,222         1.99
 1996                 44,598         16.650    742,973       1.91               -            -            -        -
 1995                 34,313         16.298    559,234       1.92               -            -            -        -
 1994                 36,490         13.835    504,837       1.93               -            -            -        -

Value Securities Fund
December 31,
 19982                    719         7.717      5,542       2.52+            367        7.713       2,834         2.61+

Zero Coupon Fund - 2000
December 31,
 1998                  3,595         20.684     74,353       1.80             188       20.502       3,815         1.89
 1997                  4,523         19.512     88,260       1.80              94       19.358       1,801         1.89
 1996                  5,636         18.475    104,125       1.80               -            -            -        -
 1995                  6,066         18.294    110,965       1.80               -            -            -        -
 1994                  4,953         15.373     76,140       1.80               -            -            -        -




6. UNIT VALUES (cont.)

                                    Valuemark II & III                                     Valuemark IV
---------------------------------------------------------------------------------------------------------------------------
                     Accumulation                          Ratio of      Accumulation                             Ratio of
                        Units                              Expenses         Units                                 Expenses
                    Outstanding  Accumulation  NetAssets   to Average    Outstanding  Accumulation  NetAssets   to Average
                   (in thousands) Unit Value (in thousands)Net Assets*  (in thousands) Unit Value (in thousands)Net Assets*
---------------------------------------------------------------------------------------------------------------------------
Zero Coupon Fund - 2005
December 31,
 1998                  2,635        $25.003   $ 65,876       1.80%            380      $24.786     $ 9,402         1.89%
 1997                  2,910         22.532     65,573       1.80             161       22.357       3,585         1.89
 1996                  3,579         20.517     73,434       1.80               -            -            -        -
 1995                  3,504         20.914     73,292       1.80               -            -            -        -
 1994                  2,780         16.096     44,756       1.80               -            -            -        -

Zero Coupon Fund - 2010
December 31,
 1998                  2,582         27.920     72,114       1.80             478       27.674      13,233         1.89
 1997                  2,998         24.740     74,199       1.80             150       24.544       3,676         1.89
 1996                  3,297         21.522     70,969       1.80               -            -            -        -
 1995                  3,437         22.431     77,136       1.80               -            -            -        -
 1994                  2,589         15.930     41,255       1.80               -            -            -        -

*For the year ended December 31, including the effect of the expenses of the underlying funds.
+Annualized.
1Period from May 1, 1996 (fund commencement) to December 31, 1996.
2Period from May 1, 1998 (fund commencement) to December 31, 1998.
3Period from November 8, 1996 (fund commencement) to December 31, 1996.
4Period from November 1, 1995 (fund commencement) to December 31, 1995.
5Period from March 15, 1994 (fund commencement) to December 31, 1994.
6Period from May 1, 1995 (fund commencement) to December 31, 1995.







                             ALLIANZ LIFE INSURANCE
                            COMPANY OF NORTH AMERICA
                                AND SUBSIDIARIES

                        Consolidated Financial Statements

                          December 31, 1998 and 1997

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Independent Auditors' Report


The Board of Directors
Allianz Life Insurance Company of North America:

We have audited the accompanying consolidated balance sheets of Allianz Life Insurance Company of North America and subsidiaries as of December 31, 1998 and 1997, and the related consolidated statements of income, stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 1998. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Allianz Life Insurance Company of North America and subsidiaries as of December 31, 1998 and 1997, and the results of their operations, changes in stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 1998, in conformity with generally accepted accounting principles.


                                            KPMG Peat Marwick LLP



Minneapolis, Minnesota
February 5, 1999


ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Financial Statements

Consolidated Balance Sheets
December 31, 1998 and 1997
(in thousands)

                                                                                                    1998        1997
---------------------------------------------------------------------------------------------------------------------------
Assets
Investments:
 Fixed maturities, at fair value                                                                $ 2,538,291   2,705,210
 Equity securities, at fair value                                                                   512,404     442,607
 Mortgage loans on real estate                                                                      457,128     318,683
 Certificates of deposit and short-term securities                                                  166,366     117,124
 Policy loans                                                                                         7,118       5,695
 Other invested assets                                                                               95,746      51,863
 Investment in LifeUSA Holdings Inc.                                                                 80,928           0
---------------------------------------------------------------------------------------------------------------------------
Total investments                                                                                 3,857,981   3,641,182
Cash                                                                                                 67,195      26,871
Accrued investment income                                                                            36,649      38,345
Receivables (net of allowance for uncollectible accounts of $3,254 in 1998 and $3,122 in 1997)      323,971     262,676
Reinsurance receivable:
 Funds held on deposit                                                                            1,170,170   1,145,210
 Recoverable on future policy benefit reserves                                                    1,191,098   1,120,663
 Recoverable on unpaid claims                                                                       293,179     219,443
 Receivable on paid claims                                                                           24,986      31,158
Deferred acquisition costs                                                                          930,059     927,080
Other assets                                                                                         35,755      34,475
Federal income tax recoverable                                                                        4,060      20,761
---------------------------------------------------------------------------------------------------------------------------
Assets, exclusive of separate account assets                                                      7,935,103   7,467,864
Separate account assets                                                                           9,915,150  10,756,929
---------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                    $17,850,253  18,224,793

See accompanying notes to consolidated financial statements.

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Financial Statements (continued)

Consolidated Balance Sheets (cont.)
December 31, 1998 and 1997
(in thousands)

                                                                                                    1998        1997
---------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Future benefit reserves:
Life                                                                                            $ 1,445,844   1,297,269
Annuity                                                                                           3,588,491   3,251,829
 Policy and contract claims                                                                         770,846     607,011
 Unearned premiums                                                                                   53,778      50,168
 Reinsurance payable                                                                                129,397     111,684
 Deferred income on reinsurance                                                                     106,065     115,688
 Deferred income taxes                                                                              257,903     228,861
 Accrued expenses                                                                                    91,631      93,341
 Commissions due and accrued                                                                         41,000      39,517
 Other policyholder funds                                                                            20,586      30,208
 Other liabilities                                                                                   89,038     424,696
---------------------------------------------------------------------------------------------------------------------------
Liabilities, exclusive of separate account liabilities                                            6,594,579   6,250,272
 Separate account liabilities                                                                     9,915,150  10,756,929
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                16,509,729  17,007,201
Stockholder's equity:
 Common stock, $1 par value, 20 million shares authorized, issued and outstanding                    20,000      20,000
 Preferred stock, $1 par value, cumulative, 200 million shares authorized,
 No shares outstanding in 1998, 25 million shares outstanding in 1997                                     0      25,000
 Additional paid-in capital                                                                         407,088     407,088
 Retained earnings                                                                                  673,857     574,447
 Accumulated other comprehensive income                                                             239,579     191,057
---------------------------------------------------------------------------------------------------------------------------
Total stockholder's equity                                                                        1,340,524   1,217,592
Commitments and contingencies (notes 6, 12 and 13)
---------------------------------------------------------------------------------------------------------------------------
Total liabilities and stockholder's equity                                                      $17,850,253  18,224,793
---------------------------------------------------------------------------------------------------------------------------


See accompanying notes to consolidated financial statements.


ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Financial Statements (continued)

Consolidated  Statements of Income
Years ended December 31, 1998,  1997 and 1996
(in thousands)
                                                                                        1998        1997        1996
---------------------------------------------------------------------------------------------------------------------------
Revenue:
 Life insurance premiums                                                             $ 416,199      339,841    284,084
 Other life policy considerations                                                       52,668       83,816     85,747
 Annuity considerations                                                                222,632      219,262    170,656
 Accident and health premiums                                                          773,570      747,718    603,230
---------------------------------------------------------------------------------------------------------------------------
Total premiums and considerations                                                    1,465,069    1,390,637  1,143,717
 Premiums and annuity considerations ceded                                             411,316      438,018    277,163
---------------------------------------------------------------------------------------------------------------------------
Net premiums and considerations                                                      1,053,753      952,619    866,554
 Investment income, net                                                                217,066      162,350    222,622
 Realized investment gains                                                              89,226       61,488     28,561
 Equity in earnings of LifeUSA Holdings Inc.                                             2,207            0          0
 Other                                                                                  75,967       53,760      6,193
---------------------------------------------------------------------------------------------------------------------------
Total revenue                                                                        1,438,219    1,230,217  1,123,930
Benefits and expenses:
 Life insurance benefits                                                               461,891      336,090    281,441
 Annuity benefits                                                                      251,463      206,189    153,238
 Accident and health insurance benefits                                                623,640      566,746    434,793
---------------------------------------------------------------------------------------------------------------------------
Total benefits                                                                       1,336,994    1,109,025    869,472
 Benefit recoveries                                                                    501,719      426,607    249,552
---------------------------------------------------------------------------------------------------------------------------
Net benefits                                                                           835,275      682,418    619,920
 Commissions and other agent compensation                                              322,697      310,665    267,714
 General and administrative expenses                                                   116,007      106,744     99,018
 Taxes, licenses and fees                                                               15,848       20,605     19,959
 Increase in deferred acquisition costs, net                                            (2,979)     (63,742)   (36,344)
---------------------------------------------------------------------------------------------------------------------------
Total benefits and expenses                                                          1,286,848    1,056,690    970,267
Income from operations before income taxes                                             151,371      173,527    153,663
Income tax expense:
 Current                                                                                48,410       31,571     21,936
 Deferred                                                                                2,822       28,283     30,559
---------------------------------------------------------------------------------------------------------------------------
Total income tax expense                                                                51,232       59,854     52,495
Net income                                                                           $ 100,139      113,673    101,168
---------------------------------------------------------------------------------------------------------------------------

See accompanying notes to consolidated financial statements.


ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Financial Statements (continued)

Consolidated  Statements of Comprehensive  Income
Years ended December 31, 1998, 1997 and 1996
(in thousands)
                                                                                        1998          1997       1996
---------------------------------------------------------------------------------------------------------------------------
Net income                                                                            $100,139      113,673    101,168
Other comprehensive income (loss):
 Foreign currency translation adjustments, net of tax benefit of $949, $525, and $10 in
  1998, 1997, and 1996 respectively                                                     (1,761)        (975)       (18)
---------------------------------------------------------------------------------------------------------------------------
 Unrealized gains (losses) on fixed maturities and equity securities:
Unrealized holding gains (losses) arising during the period net of tax expense (benefit)
 of $57,703, $71,594 and $(10,289) in 1998, 1997, and 1996 respectively                107,162      132,961    (19,107)
Reclassification adjustment for gains included in net income, net of tax expense of
 $30,627, $21,588, and $9,401 in 1998, 1997, and 1996 respectively                     (56,879)     (40,093)   (17,460)
---------------------------------------------------------------------------------------------------------------------------
Total unrealized holding gains (losses)                                                 50,283       92,868    (36,567)
Total other comprehensive income (loss)                                                 48,522       91,893    (36,585)
Total comprehensive income                                                            $148,661      205,566     64,583

See accompanying notes to consolidated financial statements.


ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Financial Statements (continued)

Consolidated  Statements of Stockholder's  Equity
Years ended December 31, 1998,
1997 and 1996
(in thousands)
                                                                                        1998        1997        1996
---------------------------------------------------------------------------------------------------------------------------
Common stock:
 Balance at beginning and end of year                                                 $ 20,000       20,000     20,000
---------------------------------------------------------------------------------------------------------------------------
Preferred stock:
 Balance at beginning of year                                                           25,000       25,000     25,000
 Redemption of stock during the year                                                   (25,000)           0          0
---------------------------------------------------------------------------------------------------------------------------
 Balance at end of year                                                                      0       25,000     25,000
Additional paid-in capital:
 Balance at beginning and end of year                                                  407,088      407,088    407,088
---------------------------------------------------------------------------------------------------------------------------
Retained earnings:
 Balance at beginning of year                                                          574,447      462,925    363,357
 Net income                                                                            100,139      113,673    101,168
 Cash dividend to stockholder                                                             (729)      (2,151)    (1,600)
---------------------------------------------------------------------------------------------------------------------------
 Balance at end of year                                                                673,857      574,447    462,925
Accumulated other comprehensive income:
 Accumulated unrealized holding gain:
Balance at beginning of year                                                           195,505      102,637    139,204
Net unrealized gain (loss) on investments during the year, net of deferred federal income taxes                 50,283
92,868                                                                   (36,567)
---------------------------------------------------------------------------------------------------------------------------
  Balance at end of year                                                               245,788      195,505    102,637
 Accumulated unrealized foreign currency (loss):
Balance at beginning of year                                                            (4,448)      (3,473)    (3,455)
Net unrealized (loss) on foreign currency translation during the year,
 net of deferred federal income taxes                                                   (1,761)        (975)       (18)
---------------------------------------------------------------------------------------------------------------------------
Balance at end of year                                                                  (6,209)      (4,448)    (3,473)
Total accumulated comprehensive income                                                 239,579      191,057     99,164
---------------------------------------------------------------------------------------------------------------------------
Total stockholder's equity                                                          $1,340,524    1,217,592  1,014,177
---------------------------------------------------------------------------------------------------------------------------

See accompanying notes to consolidated financial statements.


ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Financial Statements (continued)

Consolidated Statements of Cash Flows
December 31, 1998, 1997 and 1996
(in thousands)

                                                                                        1998        1997         1996
---------------------------------------------------------------------------------------------------------------------------
Cash flows provided by (used in) operating activities:
 Net income                                                                           $100,139      113,673    101,168
---------------------------------------------------------------------------------------------------------------------------
 Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Realized investment gains                                                              (89,226)     (61,488)   (28,561)
Deferred federal income tax expense                                                      2,822       28,283     30,559
Charges to policy account balances                                                    (104,681)    (148,159)   (87,865)
Interest credited to policy account balances                                           262,956      251,182    202,243
Change in:
 Accrued investment income                                                               1,696       (2,215)       728
 Receivables                                                                           (61,295)    (107,398)   (30,578)
 Reinsurance receivables                                                              (162,959)  (1,205,410)   (76,003)
 Deferred acquisition costs                                                             (2,979)     (63,742)   (36,344)
 Future benefit reserves                                                                25,183      138,370     71,193
 Policy and contract claims and other policyholder funds                               154,213       92,230     37,055
 Unearned premiums                                                                       3,610       17,992     (2,005)
 Reinsurance payable                                                                    17,713       68,725     24,019
 Current tax recoverable                                                                16,701       (8,306)    (8,508)
 Accrued expenses and other liabilities                                                 14,797       12,113     15,506
 Commissions due and accrued                                                             1,483        2,414     14,124
Depreciation and amortization                                                          (12,711)     (13,312)   (25,874)
Equity in earnings of LifeUSA Holdings Inc.                                             (2,207)           0          0
Other, net                                                                                  94           18     (1,568)
---------------------------------------------------------------------------------------------------------------------------
Total adjustments                                                                       65,210     (998,703)    98,121
Net cash provided by (used in) operating activities                                    165,349     (885,030)   199,289
---------------------------------------------------------------------------------------------------------------------------

See accompanying notes to consolidated financial statements.

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Financial Statements (continued)

Consolidated Statements of Cash Flows (cont.)
Years ended December 31, 1998, 1997 and 1996
(in thousands)

                                                                                        1998        1997        1996
---------------------------------------------------------------------------------------------------------------------------
Cash flows provided by (used in) operating activities                                  165,349     (885,030)   199,289
Cash flows provided by (used in) investing activities:
 Purchase of fixed maturities                                                      $(1,256,653)  (1,748,950)(1,324,676)
 Purchase of equity securities                                                      (1,518,096)  (1,699,847)  (137,304)
 Purchase of stock in LifeUSA Holdings, Inc.                                           (79,091)           0          0
 Funding of mortgage loans                                                            (168,870)    (103,626)   (70,265)
 Sale of fixed maturities                                                            1,460,969    1,921,534  1,043,748
 Matured fixed maturities                                                               28,152        1,150      2,711
 Sale of equity securities                                                           1,560,695    1,691,789    122,788
 Repayment of mortgage loans                                                            29,105       29,520     23,317
 Net change in certificates of deposit and short-term securities                       (49,242)      87,848   (173,471)
 Other                                                                                 (46,256)      82,797    (20,566)
---------------------------------------------------------------------------------------------------------------------------
 Net cash (used in) provided by investing activities                                   (39,287)     262,215   (533,718)
Cash flows provided by (used in) financing activities:
 Policyholders' deposits to account balances                                         $ 864,446      748,430    591,926
 Policyholders' withdrawals from account balances                                     (562,667)    (524,579)  (384,550)
 Change in assets held under reinsurance agreements                                      7,876      150,526          0
 Funds borrowed (repaid) on dollar reverse repurchase agreements, net                 (369,664)     239,468    130,196
 Redemption of preferred stock                                                         (25,000)           0          0
 Cash dividends paid                                                                      (729)      (2,151)    (1,600)
---------------------------------------------------------------------------------------------------------------------------
 Net cash (used in) provided by financing activities                                   (85,738)     611,694    335,972
Net change in cash                                                                      40,324      (11,121)     1,543
Cash at beginning of year                                                               26,871       37,992     36,449
---------------------------------------------------------------------------------------------------------------------------
Cash at end of year                                                                   $ 67,195       26,871     37,992
---------------------------------------------------------------------------------------------------------------------------

See accompanying notes to consolidated financial statements.

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 1998, 1997 and 1996
(in thousands, except share data)


(1) Summary of Significant Accounting Policies

Allianz Life Insurance Company of North America (the Company) is a wholly owned subsidiary of Allianz of America, Inc. (AZOA), a majority-owned subsidiary of Allianz A.G. Holding, a Federal Republic of Germany company.

The Company is a life insurance company which is licensed to sell group and individual life, annuity and accident and health policies in the United States, Canada and several U.S. territories. Based on 1998 net revenues and considerations, 36%, 16% and 48% of the Company's business is life, annuity and accident and health, respectively. The Company's primary distribution channels are through strategic alliances with other insurance companies and third party marketing organizations. The Company has a significant relationship with The Franklin Templeton Group and its broker/dealer network related to sales of its variable life and variable annuity products and another significant administration, marketing and reinsurance relationship with LifeUSA Holding Inc. (LifeUSA), a publicly traded insurance company in which it holds a 21.4% ownership interest at December 31, 1998.

Following is a summary of the significant accounting policies reflected in the accompanying consolidated financial statements.

Basis of Presentation

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which vary in certain respects from accounting rules prescribed or permitted by state insurance regulatory authorities. The accounts of the Company's major subsidiary, Preferred Life Insurance Company of New York and other less significant subsidiaries have been consolidated. All significant intercompany balances and transactions have been eliminated in consolidation.

The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period.
Actual results could vary significantly from management's estimates.

Traditional Life, Group Life and Group Accident and Health Insurance

Traditional life products include products with guaranteed premiums and benefits and consist principally of whole life and term insurance policies, limited payment contracts and certain annuity products with life contingencies.

Premiums on traditional life and group life products are recognized as income when due. Group accident and health premiums are recognized as earned on a pro rata basis over the risk coverage periods. Benefits and expenses for traditional and group products are matched with earned premiums so that profits are recognized over the premium paying periods of the contracts. This matching is accomplished by establishing provisions for future policy benefits and policy and contract claims, and deferring and amortizing related policy acquisition costs.

Nontraditional and Variable Life and Annuity Business

Nontraditional and variable life insurance and interest sensitive contracts that have significant mortality or morbidity risk are accounted for in accordance with the retrospective deposit method. Interest sensitive contracts that do not have significant mortality or morbidity risk are accounted for in a manner consistent with interest bearing financial instruments. For both types of contracts, premium receipts are reported as deposits to the contractholder's account while revenues consist of amounts assessed against contractholders including surrender charges and earned administrative service fees. Mortality or morbidity charges are also accounted for as revenue on those contracts containing mortality or morbidity risk. Benefits consist of interest credited to contractholder's accounts and claims or benefits incurred in excess of the contractholder's balance.

Deferred Acquisition Costs

Acquisition costs, consisting of commissions and other costs which vary with and are primarily related to production of new business, are deferred. For traditional life and group life products, such costs are amortized over the revenue-producing period of the related policies using the same actuarial assumptions used in computing future policy benefit reserves. Acquisition costs for accident and health insurance

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 1998, 1997 and 1996
(in thousands, except share data)

(1) Summary of Significant Accounting Policies (cont.)
Deferred Acquisition Costs (cont.)

policies are deferred and amortized over the lives of the policies in the same manner as premiums are earned. For interest sensitive products, acquisition costs are amortized in relation to the present value of expected future gross profits from investment margins and mortality, morbidity and expense charges. Deferred acquisition costs amortized during 1998, 1997 and 1996 were $202,644, $219,266, and $137,618, respectively.

Future Policy Benefit Reserves

Future policy benefit reserves on traditional life products are computed by the net level premium method based upon estimated future investment yield, mortality and withdrawal assumptions, commensurate with the Company's experience, modified as necessary to reflect anticipated trends, including possible unfavorable deviations. Most life reserve interest assumptions range from 7.5% to 5.5%.

Future policy benefit reserves for interest sensitive products are generally carried at accumulated contract values. Reserves on some deferred annuity contracts are computed based on contractholder cash value accumulations, adjusted for mortality, withdrawal and interest margin assumptions.

Fair values of investment contracts, which include deferred annuities and other annuities without significant mortality risk, were determined by testing amounts payable on demand against discounted cash flows using interest rates commensurate with the risks involved. Fair values are based on the amount payable on demand at December 31.

Policy and Contract Claims

Policy and contract claims represent an estimate of claims and claim adjustment expenses that have been reported but not yet paid and incurred but not yet reported as of December 31.

Reinsurance

Insurance liabilities are reported before the effects of reinsurance. Amounts paid or deemed to have been paid for claims covered by reinsurance contracts are recorded as reinsurance receivable. Reinsurance receivables are recognized in a manner consistent with the liabilities related to the underlying reinsured contracts.

Investments

The Company has classified all of its fixed maturity and equity portfolio as "available-for-sale" and, accordingly, the securities are carried at fair value. Short-term investments are carried at amortized cost, which approximates market value. Policy loans are reflected at their unpaid principal balances. Mortgage loans are reflected at unpaid principal balances adjusted for premium and discount amortization and an allowance for uncollectible balances. The Company analyzes loan impairment at least once a year when assessing the adequacy of the allowance for possible credit losses. The Company does not accrue interest on impaired loans and accounts for interest income on such loans on a cash basis. The Company accounts for its investment in LifeUSA under the equity method of accounting and carries its investment at cost, adjusted for its share of LifeUSA's earnings, amortization of goodwill and dividends received. The difference between the cost of the investment and underlying equity is amortized into net income over ten years.

Realized gains and losses are computed based on the specific identification method.

As of December 31, 1998 and 1997, investments with a carrying value of $116,197 and $103,590, respectively, were held on deposit with various insurance departments and in other trusts as required by statutory regulations.

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 1998, 1997 and 1996
(in thousands, except share data)

(1) Summary of Significant Accounting Policies (cont.)

Investments (cont.)

The fair values of invested assets, excluding investments in real estate, are deemed by management to approximate their estimated market values. The fair value of mortgage loans has been calculated using discounted cash flows and is based on pertinent information available to management as of year-end. Policy loan balances which are supported by the underlying cash value of the policies approximate fair value. Changes in market conditions subsequent to year-end may cause estimates of fair values to differ from the amounts presented herein.

Income Taxes

Deferred  tax  assets  and   liabilities  are  recognized  for  the  future  tax
consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Separate Accounts

Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the policyholders and contractholders. Each account has specific investment objectives and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims which arise out of any other business of the Company.

Fair values of separate account assets were determined using the market value of the underlying investments held in segregated fund accounts. Fair values of separate account liabilities were determined using the cash surrender values of the policyholder's and contractholder's account.

Receivables

Receivable balances approximate estimated fair values. This is based on pertinent information available to management as of year-end including the financial condition and credit worthiness of the parties underlying the receivables. Changes in market conditions subsequent to year-end may cause estimates of fair values to differ from the amounts presented herein.

Accounting Changes

In 1998, the Company adopted Statement of Financial Accounting Standard (SFAS) No. 125, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, and SFAS No. 132, Employers Disclosures about Pensions and Other Postretirement Benefits. No adjustments were made to the consolidated financial statements upon adoption of these pronouncements.

In 1998, the Company adopted SFAS No. 130, Reporting Comprehensive Income. A Consolidated Statement of ComprehensiveIncome is now included in these financial statements.

Accounting Pronouncements to be Adopted

In December 1997, the AICPA issued Statement of Position (SOP) 97-3, Accounting by Insurance and Other Enterprises for Insurance-Related Assessments. The SOP provides guidance for determining when to recognize a liability for guaranty fund assessments, how to measure the liability and for determining when an asset may be recognized for premium tax offset recoveries. The SOP is effective for years beginning after December 15, 1998. The Company will adopt SOP 97-3 on January 1, 1999. Adoption of this SOP is not expected to have a significant impact on the consolidated financial statements.

In February 1998, the AICPA issued SOP 98-1, Accounting for the Costs of Computer Software Developed or Obtained for Internal Use. The SOP provides guidance for determining whether computer software is in fact internal-use software and offers guidelines on accounting for the proceeds of computer software originally developed or obtained for internal use and subsequently marketed and sold to the public. The

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 1998, 1997 and 1996
(in thousands, except share data)

(1) Summary of Significant Accounting Policies (cont.)

Accounting Pronouncements to be Adopted (cont.)

SOP applies to all non-government entities and is effective for years beginning after December 15, 1998. The Company will adopt SOP 98-1 on January 1, 1999. Adoption of this SOP is not expected to have a significant impact on the consolidated financial statements.

In June 1998, the Financial Accounting Standards Board issued SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities. The statement establishes accounting and reporting standards for derivative financial instruments and other similar financial instruments and for hedging activities. The statement is effective for fiscal years beginning after June 15, 1999. The Company will adopt SFAS No. 133 on January 1, 2000. Adoption of this statement is not expected to have a significant impact on the consolidated financial statements.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.




(2) Investments

Investments at December 31, 1998 consist of:
                                                                                                               Amount
                                                                                                              shown on
                                                                                     Amortized   Estimated  consolidated
                                                                                       cost        fair        balance
                                                                                      or cost      value        sheet
---------------------------------------------------------------------------------------------------------------------------
Fixed maturities:
 U.S. government                                                                    $ 274,813      311,296     311,296
 States and political subdivisions                                                     94,640      101,121     101,121
 Foreign government                                                                    34,652       36,731      36,731
 Public utilities                                                                      66,236       71,982      71,982
 Corporate securities                                                               1,441,359    1,498,702   1,498,702
 Mortgage backed securities                                                           401,505      428,304     428,304
 Collateralized mortgage obligations                                                   80,599       90,155      90,155
---------------------------------------------------------------------------------------------------------------------------
Total fixed maturities                                                             $2,393,804    2,538,291   2,538,291
Equity securities:
 Common stocks:
Banks, trusts and insurance companies                                                  18,824       31,194      31,194
Industrial and miscellaneous                                                          252,122      469,566     469,566
 Nonredeemable preferred stocks                                                         7,807       11,644      11,644
---------------------------------------------------------------------------------------------------------------------------
Total equity securities                                                             $ 278,753      512,404     512,404
Other investments:
 Mortgage loans on real estate                                                        457,128    XXXXXXXXX     457,128
 Certificates of deposit and short-term securities                                    166,366    XXXXXXXXX     166,366
 Policy loans                                                                           7,118    XXXXXXXXX       7,118
 Other invested assets                                                                 95,746    XXXXXXXXX      95,746
 Investment in LifeUSA Holdings Inc.                                                   80,928    XXXXXXXXX      80,928
---------------------------------------------------------------------------------------------------------------------------
Total other investments                                                             $ 807,286    XXXXXXXXX     807,286
Total investments                                                                  $3,479,843    XXXXXXXXX   3,857,981


ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 1998, 1997 and 1996
(in thousands, except share data)

(2) Investments (cont.)
At December 31, 1998 and 1997, the amortized cost, gross unrealized gains, gross unrealized losses and estimated fair values of securities are as follows:
                                                                         Amortized     Gross       Gross      Estimated
                                                                           cost     unrealized  unrealized      fair
                                                                          or cost      gains      losses        value
---------------------------------------------------------------------------------------------------------------------------

1998:
 U.S. government                                                        $ 274,813      36,717          234     311,296
 States and political subdivisions                                         94,640       6,481            0     101,121
 Foreign government                                                        34,652       2,079            0      36,731
 Public utilities                                                          66,236       5,948          202      71,982
 Corporate securities                                                   1,441,359      67,234        9,891   1,498,702
 Mortgage backed securities                                               401,505      26,799            0     428,304
 Collateralized mortgage obligations                                       80,599      10,141          585      90,155
---------------------------------------------------------------------------------------------------------------------------
Total fixed maturities                                                  2,393,804     155,399       10,912   2,538,291
 Equity securities                                                        278,753     245,913       12,262     512,404
---------------------------------------------------------------------------------------------------------------------------
Total                                                                  $2,672,557     401,312       23,174   3,050,695
1997:
 U.S. government                                                          499,652      29,191          186     528,657
 States and political subdivisions                                         82,287       3,561           19      85,829
 Foreign government                                                        35,858       1,876            0      37,734
 Public utilities                                                          44,151       4,086            0      48,237
 Corporate securities                                                   1,206,392      60,016       15,876   1,250,532
 Mortgage backed securities                                               628,307      35,584            0     663,891
 Collateralized mortgage obligations                                       86,246       4,086            2      90,330
---------------------------------------------------------------------------------------------------------------------------
Total fixed maturities                                                  2,582,893     138,400       16,083   2,705,210
 Equity securities                                                        264,144     205,632       27,169     442,607
---------------------------------------------------------------------------------------------------------------------------
Total                                                                  $2,847,037     344,032       43,252   3,147,817
---------------------------------------------------------------------------------------------------------------------------


The changes in unrealized gains on fixed maturity securities were $22,170, $58,422, and $(97,973) in each of the years ended December 31, 1998, 1997 and 1996, respectively.

The changes in unrealized gains in equity investments, which include common stocks and nonredeemable preferred stocks were $55,188, $84,718, and $40,895 for the years ended December 31, 1998, 1997 and 1996, respectively.

The amortized cost and estimated fair value of fixed maturities at December 31, 1998, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.




                                                                                                 Amortized    Estimated
                                                                                                   cost      fair value
---------------------------------------------------------------------------------------------------------------------------
Due in one year or less                                                                           $ 19,578      19,831
Due after one year through five years                                                              542,463     558,635
Due after five years through ten years                                                             700,012     741,834
Due after ten years                                                                                649,647     699,532
Mortgage backed securities and collateralized mortgage obligations                                 482,104     518,459
---------------------------------------------------------------------------------------------------------------------------
Totals                                                                                          $2,393,804   2,538,291

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 1998, 1997 and 1996
(in thousands, except share data)

(2) Investments (cont.)

Gross gains of  $105,723,  $70,335,  and  $43,696  and gross  losses of $18,217,
$8,654, and $16,834 were realized on sales of securities in 1998, 1997 and 1996, respectively.

Net realized  investment  gains (losses) for the respective years ended December
31 are summarized as follows:

                                                                                       1998        1997         1996
---------------------------------------------------------------------------------------------------------------------------
Fixed maturities, at market                                                           $30,299       40,268       8,897
Equity securities                                                                      57,207       21,413      17,964
Mortgage loans                                                                         (1,320)        (982)     (1,129)
Real estate                                                                             3,133          635       3,104
Other                                                                                     (93)         154        (275)
---------------------------------------------------------------------------------------------------------------------------
Net gains before taxes                                                                 89,226       61,488      28,561
Tax expense on net realized gains                                                      31,229       21,521       9,996
---------------------------------------------------------------------------------------------------------------------------
Net gains after taxes                                                                 $57,997       39,967      18,565
---------------------------------------------------------------------------------------------------------------------------

During the first two months of 1998 and all of 1997, the Company entered into mortgage backed security reverse repurchase transactions ("dollar rolls") with certain securities dealers. Under this program, the Company sold certain securities for delivery in the current month and simultaneously contracted with the same dealer to repurchase similar, but not identical, securities on a specified future date. The Company gave up the right to receive principal and interest on the securities sold. As of December 31, 1998 there were no outstanding amounts under the Company's dollar roll program. As of December 31, 1997, mortgage backed securities underlying such agreements were carried at a market value of $350,985 and other liabilities were $369,664 for funds received under these agreements. Average balances outstanding for the first two months of 1998 and all of 1997, respectively were $120,525 and $183,530 and weighted average interest rates were 6.5% and 7.2%. The maximum balance outstanding during 1998 and 1997 was $120,525 and $369,664, respectively.

The valuation allowances on mortgage loans at December 31, 1998, 1997 and 1996 and the changes in the allowance for the years then ended are summarized as follows:

                                                                                      1998        1997         1996
---------------------------------------------------------------------------------------------------------------------------
Beginning of Year                                                                      $8,279        7,279      10,487
 Charged to operations                                                                  1,320        1,000           0
 Recoveries                                                                                 0            0      (3,208)
---------------------------------------------------------------------------------------------------------------------------
End of Year                                                                            $9,599        8,279       7,279
---------------------------------------------------------------------------------------------------------------------------

Major  categories  of net  investment  income  for the  respective  years  ended
December 31 are:
                                                                                       1998        1997         1996
---------------------------------------------------------------------------------------------------------------------------
Interest:
 Fixed maturities                                                                    $155,397      211,335     178,664
 Mortgage loans                                                                        34,449       25,232      19,267
 Policy loans                                                                             497        6,526       7,013
 Short-term investments                                                                15,022       12,804      10,688
Dividends:
 Preferred stock                                                                          668          748         818
 Common stock                                                                           5,190        4,603       4,527
Interest on assets held by reinsurers                                                   8,272        8,858       9,709
Other invested assets                                                                   8,637        9,438       5,344
---------------------------------------------------------------------------------------------------------------------------
Total investment income                                                               228,132      279,544     236,030
Investment expenses related to coinsurance agreement (note 6)                           2,689       98,417           0
Investment expenses                                                                     8,377       18,777      13,408
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                $217,066      162,350     222,622
---------------------------------------------------------------------------------------------------------------------------



ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 1998, 1997 and 1996
(in thousands, except share data)

(3) Summary Table of Fair Value Disclosures

                                                                                1998                         1997
---------------------------------------------------------------------------------------------------------------------------
                                                                         Carrying     Fair           Carrying    Fair
                                                                          Amount      Value           Amount     Value
---------------------------------------------------------------------------------------------------------------------------
Financial assets Fixed maturities, at market:
  U.S. Government                                                       $ 311,296    311,296         528,657   528,657
  States and political subdivisions                                       101,121    101,121          85,829    85,829
  Foreign governments                                                      36,731     36,731          37,734    37,734
  Public utilities                                                         71,982     71,982          48,237    48,237
  Corporate securities                                                  1,546,342  1,546,342       1,250,532 1,250,532
  Mortgage backed securities                                              380,664    380,664         663,891   663,891
  Collateralized mortgage obligations                                      90,155     90,155          90,330    90,330
 Equity securities                                                        512,404    512,404         442,607   442,607
 Mortgage loans                                                           457,128    495,202         318,683   333,540
 Short term investments                                                   166,366    166,366         117,124   117,124
 Policy loans                                                               7,118      7,118           5,695     5,695
 Other long term investments                                               95,746     95,746          51,863    51,863
 Investment in LifeUSA Holdings Inc.                                       80,928     68,290               0         0
 Receivables                                                              323,971    323,971         262,676   262,676
 Separate accounts assets                                               9,915,150  9,915,150      10,756,92910,756,929
Financial liabilities
 Investment contracts                                                   3,645,657  3,035,787       3,536,690 2,945,366
 Separate account liabilities                                           9,915,150  9,765,791      10,756,92910,565,205
 Dollar reverse repurchase agreements                                           0          0         369,664   369,664

See Note 1 "Summary of Significant Accounting Policies" for description of the methods and significant assumptions used to estimate fair values.


(4) Receivables

Receivables at December 31 consist of the following:
                                                                                                   1998         1997
---------------------------------------------------------------------------------------------------------------------------
Premiums due                                                                                      $270,657     207,293
Agents balances                                                                                     10,088       3,186
Related party receivables                                                                            3,852       1,445
Reinsurance commission receivable                                                                    8,022      23,921
Scholarship enrollment fees                                                                         12,010       8,401
Due from administrators                                                                             13,271      13,630
Other                                                                                                6,071       4,800
---------------------------------------------------------------------------------------------------------------------------
Total receivables                                                                                 $323,971     262,676


ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 1998, 1997 and 1996
(in thousands, except share data)




(5) Accident and Health Claims Reserves

Accident and health claims reserves are based on estimates which are subject to uncertainty. Uncertainty regarding reserves of a given accident year is gradually reduced as new information emerges each succeeding year, thereby allowing more reliable re-evaluations of such reserves. While management believes that reserves as of December 31, 1998 are adequate, uncertainties in the reserving process could cause such reserves to develop favorably or unfavorably in the near term as new or additional information emerges. Any adjustments to reserves are reflected in the operating results of the periods in which they are made. Movements in reserves which are small relative to the amount of such reserves could significantly impact future reported earnings of the Company.

Activity in the accident and health claims reserves, exclusive of long term care, hospital indemnity and AIDS reserves of $9,918, $12,479, and $14,348 in 1998, 1997 and 1996, respectively, is summarized as follows:

                                                                                       1998        1997         1996
---------------------------------------------------------------------------------------------------------------------------
Balance at January 1, net of reinsurance recoverables of $141,033,
   $124,320, and $99,292                                                             $312,886      273,813     240,602
Incurred related to:
 Current year                                                                         417,042      346,901     279,717
 Prior years                                                                          (12,217)     (12,087)    (11,642)
---------------------------------------------------------------------------------------------------------------------------
Total incurred                                                                        404,825      334,814     268,075
Paid related to:
 Current year                                                                         204,100      150,942     107,842
 Prior years                                                                          147,186      144,798     127,022
---------------------------------------------------------------------------------------------------------------------------
Total paid                                                                            351,286      295,740     234,864
Balance at December 31, net of reinsurance recoverables of $128,764,
  $141,033, and $124,320                                                             $366,425      312,887     273,813
---------------------------------------------------------------------------------------------------------------------------

Due to lower than anticipated losses related to prior years, the provision for claims and claim adjustment expenses decreased.


(6) Reinsurance

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks under excess coverage and coinsurance contracts. The Company retains a maximum of $1 million coverage per individual life. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies.

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 1998, 1997 and 1996
(in thousands, except share data)

(6) Reinsurance (cont.)

Life insurance, annuities and accident and health business assumed from and ceded to other companies is as follows:

                                                                                                             Percentage
                                                                          Assumed      Ceded                  of amount
                                                            Direct      from other   to other       Net        assumed
 Year ended                                                 amount       companies   companies    amount       to net
---------------------------------------------------------------------------------------------------------------------------
December 31, 1998:
Life insurance in force                                  $34,118,554   98,832,792  19,483,581  113,467,765          87.1%
---------------------------------------------------------------------------------------------------------------------------
Premiums:
 Life                                                        244,416      224,451      93,812      375,055          59.8%
 Annuities                                                   220,812        1,820      50,385      172,247           1.1%
 Accident and health                                         479,237      294,333     267,119      506,451          58.1%
---------------------------------------------------------------------------------------------------------------------------
Total premiums                                               944,465      520,604     411,316    1,053,753          49.4%
December 31, 1997:
Life insurance in force                                  $32,234,241   72,682,842  19,873,094   85,043,989          85.5%
---------------------------------------------------------------------------------------------------------------------------
Premiums:
 Life                                                        252,859      170,798     110,579      313,078          54.6%
 Annuities                                                   217,353        1,910      30,789      188,474           1.0%
 Accident and health                                         436,105      311,612     296,650      451,067          69.1%
---------------------------------------------------------------------------------------------------------------------------
Total premiums                                               906,317      484,320     438,018      952,619          50.8%
December 31, 1996:
Life insurance in force                                  $37,527,994   44,073,247   6,126,541   75,474,700          58.4%
---------------------------------------------------------------------------------------------------------------------------
Premiums:
 Life                                                        235,837      133,994      37,986      331,845          40.4%
 Annuities                                                   169,503        1,153      12,769      157,887           0.7%
 Accident and health                                         396,051      207,179     226,408      376,822          55.0%
---------------------------------------------------------------------------------------------------------------------------
Total premiums                                               801,391      342,326     277,163      866,554          39.5%
---------------------------------------------------------------------------------------------------------------------------

Included in reinsurance receivables at December 31, 1998 are $1,170,697, $863,477 and $307,228 recoverable from three insurers who, as of December 31, 1998, were rated A+, A- and A+, respectively, by A.M. Best's Insurance Reports.
A contingent liability exists to the extent that the Company's reinsurers are unable to meet their contractual obligations. Management is of the opinion that no liability will accrue to the Company with respect to this contingency.

Effective January 1, 1997, the Company entered into a 100% coinsurance agreement with an unrelated insurance company to coinsure a block of business with life insurance inforce of $13,200,000 and 1997 premium of $90,000. The coinsured block included certain universal life and traditional life insurance policies and annuity contracts. In connection with this agreement, the Company recognized a recoverable on future benefit reserves of $1,102,000, received a ceding commission of $138,500 and transferred assets of $881,000 which support the business. The unearned ceding commission represents deferred revenue which will be amortized over the revenue-producing period of the related reinsured policies. The servicing of the coinsured business was also transferred to a third party insurer who is also the retrocessionaire of the block. During 1998 and 1997, $15,965 and $22,647, respectively, was amortized and included in other revenue in the consolidated statements of income. Effective January 1, 1998, the coinsurance agreement was amended to include another block of business with future benefit reserves of $66,000, capitalized deferred acquisition costs of $1,935 and deferred income of $750.

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 1998, 1997 and 1996
(in thousands, except share data)

(6) Reinsurance (cont.)

Of the amounts ceded to others, the Company ceded life insurance inforce of $2,067,664, $1,163,533, and $381,381 in 1998, 1997 and 1996, respectively, and life insurance premiums earned of $4,165, $2,538, and $1,293 in 1998, 1997 and 1996, respectively, to its ultimate parent Allianz Aktiengesellshaft. The Company also ceded accident and health premiums earned to Allianz Aktiengesellshaft of $2,817, $2,467, and $1,922 in 1998, 1997 and 1996.


(7) Income Taxes

Income Tax Expense

Total income tax expense (benefit) for the years ended December 31 are as follows:

                                                                                       1998        1997         1996
---------------------------------------------------------------------------------------------------------------------------
Income tax expense attributable to operations:
 Current tax expenses                                                                 $48,410       31,571      21,936
 Deferred tax expense                                                                   2,822       28,283      30,559
---------------------------------------------------------------------------------------------------------------------------
Total income tax expense attributable to operations                                   $51,232       59,854      52,495
Income tax effect on equity:
 Income tax allocated to stockholder's equity:
Attributable to unrealized gains and losses for the year                               26,127       49,748     (19,967)
---------------------------------------------------------------------------------------------------------------------------
Total income tax effect on equity                                                     $77,359      109,602      32,528
---------------------------------------------------------------------------------------------------------------------------

Components of Income Tax Expense

Income tax expense computed at the statutory rate of 35% varies from tax expense reported in the Consolidated Statements of Income for the respective years ended
December 31 as follows:
                                                                                       1998        1997         1996
---------------------------------------------------------------------------------------------------------------------------
Income tax expense computed at the statutory rate                                     $52,980       60,735      53,782
Dividends received deductions and tax-exempt interest                                  (3,294)      (2,792)       (650)
Foreign tax                                                                              (133)         916      (2,723)
Interest on tax deficiency                                                                900        1,100         261
Other                                                                                     779         (105)      1,824
---------------------------------------------------------------------------------------------------------------------------
Income tax expense as reported                                                        $51,232       59,854      52,494
---------------------------------------------------------------------------------------------------------------------------

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 1998, 1997 and 1996
(in thousands, except share data)


(7) Income Taxes (cont.)

Components of Deferred Tax Assets and Liabilities on the Balance Sheet

Tax effects of temporary differences giving rise to the significant components of the net deferred tax liability at December 31 are as follows:

                                                                                                   1998         1997
---------------------------------------------------------------------------------------------------------------------------
 Provision for post retirement benefits                                                            $ 2,223       2,100
 Allowance for uncollectible accounts                                                                  929         929
 Policy reserves                                                                                   173,414     177,442
---------------------------------------------------------------------------------------------------------------------------
Total deferred tax assets                                                                          176,566     180,471
Deferred tax liabilities:
 Deferred acquisition costs                                                                        272,815     277,627
 Net unrealized gain                                                                               128,883     102,756
 Other                                                                                              32,771      28,949
---------------------------------------------------------------------------------------------------------------------------
Total deferred tax liabilities                                                                     434,469     409,332
Net deferred tax liability                                                                        $257,903     228,861
---------------------------------------------------------------------------------------------------------------------------

Although realization is not assured, the Company believes it is not necessary to establish a valuation allowance for the deferred tax asset as it is more likely than not the deferred tax asset will be realized principally through future reversals of existing taxable temporary differences and future taxable income.
The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future reversals of existing taxable temporary differences and future taxable income are reduced.

The Company files a consolidated federal income tax return with AZOA and all of its wholly owned subsidiaries. The consolidated tax allocation agreement stipulates that each company participating in the return will bear its share of the tax liability pursuant to United States Treasury Department regulations. The
Company and each of its insurance subsidiaries generally will be paid for the tax benefit on their losses, and any other tax attributes, to the extent they could have obtained a benefit against their post-1990 separate return taxable income or tax. Income taxes paid by the Company were $30,808, $39,914, and $30,946 in 1998, 1997 and 1996, respectively. At December 31, 1998 and 1997 the
Company had a tax recoverable from AZOA of $3,030 and $20,689, respectively.


(8) Related Party Transactions

The Company  reimbursed AZOA $2,495,  $2,519, and $1,743 in 1998, 1997 and 1996,
respectively, for certain administrative and investment management services performed. The Company's liability to AZOA for such services was $490 and $437 at December 31, 1998 and 1997, respectively.

The Company shares a data center with affiliated insurance companies. Usage charges paid to the data center by the Company were $1,019, $2,826, and $3,275 in 1998, 1997 and 1996, respectively. The Company's liability for data center charges was $377 and $292 at December 31, 1998 and 1997, respectively.

The Company has 200 million authorized shares of preferred stock with a par value of $1 per share. This preferred stock is issuable in series with the number of shares, redemption rights and dividend rate designated by the Board of Directors for each series. Dividends are cumulative at a rate reflective of prevailing market conditions at time of issue and are payable semiannually.
Dividend  payments are restricted by provisions in State of Minnesota  statutes.
The Company had 25 million shares of Series A preferred stock outstanding held by AZOA with a dividend rate of 6.4% and a book value of $25,000. In March 1998, the Company redeemed and canceled the 25 million shares of Series A preferred stock issued to AZOA.

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 1998, 1997 and 1996
(in thousands, except share data)

(8) Related Party Transactions (cont.)

As of December 31, 1996, the Company sold to AZOA, without recourse, two receivables due from third parties amounting to $6,600. These receivables, valued at $5,827, were repurchased by the Company in 1997.


(9) Investment in LifeUSA

In 1995, in conjunction with an expanded marketing agreement, the Company provided LifeUSA with $30,000 in exchange for a fifteen year convertible debenture paying 5% interest for the first five years with the interest rate reset annually thereafter based on LIBOR plus 1%. In connection with a definitive agreement signed in January 1998, the Company converted its debenture to equity, extended the existing marketing agreement between the two companies to December 31, 2000, and agreed to acquire up to a 35% equity ownership in Life USA. Two members of the Company's management were named to LifeUSA's board of directors in January 1998. The Company also retains additional rights of nomination to LifeUSA's board of directors in the future based on the Company's proportional ownership.

Acquisition of the Company's equity ownership during 1998 was accomplished through the following:

 o Conversion of the $30,000 debenture for 2.43 million shares of common stock (conversion price of $12.34 per share);

 o Exercise of the Company's preemptive right to purchase 241,846 shares of common stock at $12.36 per share;

 o Purchase of 925,000 shares of common stock from certain members of LifeUSA management at $16.44 per share;

 o Acquisition of an additional 1.3 million shares of common stock in open market purchases.

 o Acquisition of 406,092 shares of common stock at $24.63 per share as part of a commitment to purchase $100,000 in newly issued common stock in increments of $10,000 semi-annually over a five year period beginning in August 1998.

As of December 31, 1998, the company held 21.41% of the outstanding common stock of LifeUSA with an approximate market value of $68,290. The carrying value of the LifeUSA investment at year-end 1998 is $80,928, which is $20,983 higher than the current equity in net assets of $59,945.

In February 1999, the Company purchased 395,062 shares of LifeUSA common stock at $25.31 per share. In addition, the stock purchase agreement was amended to allow the Company to purchase an additional 300,000 shares on the open market for one year beyond the original agreement date.

Effective April 1, 1998, the Company began assuming business from LifeUSA. Under this arrangement, the Company assumes 12.5% of annuity business and 16.7% of universal life business sold by LifeUSA. As of December 31, 1998, the Company assumed $40,000 of life and annuity reserves from LifeUSA.

The company has also guaranteed a credit agreement between LTC America Holding, Inc., a LifeUSA subsidiary, and Norwest Bank. The agreement is for a $15,000 revolving credit line with an interest rate of LIBOR +.75% per annum and a maturity date of December 21, 2003.


(10) Employee Benefit Plans

The Company participates in the Allianz Primary Retirement Plan (Primary Retirement Plan), a defined contribution plan. The Company makes contributions to a money purchase pension plan on behalf of eligible participants. All employees, excluding agents, are eligible to participate in the Primary
Retirement Plan after two years of service. The contributions are based on a percentage of the participant's salary with the participants being 100% vested upon eligibility. It is the Company's policy to fund the plan costs as accrued. Total pension contributions were $756, $810, and $808 in 1998, 1997 and 1996, respectively.

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 1998, 1997 and 1996
(in thousands, except share data)

(10) Employee Benefit Plans (cont.)

The Company participates in the Allianz Asset Accumulation Plan (Allianz Plan), a defined contribution plan sponsored by AZOA. Under the Allianz Plan provisions, the Company will match from 75% to 100% of eligible employees' contributions up to a maximum of 6% of a participant's compensation. The total Company match for Plan participants was 75%, 90% and 100% in 1998, 1997 and 1996, respectively. All employees are eligible to participate after one year of service and are fully vested in the Company's matching contribution after three years of service. The Allianz Plan will accept participants' pretax or after-tax contributions up to 15% of the participant's compensation. It is the Company's policy to fund the Allianz Plan costs as accrued. The Company has accrued $868, $1,057, and $1,105 in 1998, 1997 and 1996, respectively, toward planned contributions.

The Company provides certain postretirement benefits to employees who retired on or before December 31, 1988 or who were hired before December 31, 1988 and who have at least ten years of service when they reach age 55. The Company's plan obligation at December 31, 1998 and 1997 was $6,352 and $6,001, respectively. This liability is included in "Other liabilities" in the accompanying balance sheet.


(11) Statutory Financial Data and Dividend Restrictions

Statutory accounting is directed toward insurer solvency and protection of policyholders. Accordingly, certain items recorded in financial statements prepared under GAAP are excluded or vary in determining statutory policyholders' surplus and net gain from operations. Currently, these items include, among others, deferred acquisition costs, furniture and fixtures, accident and health premiums receivable which are more than 90 days past due, deferred taxes and undeclared dividends to policyholders. Additionally, future life and annuity benefit reserves calculated for statutory accounting do not include provisions for withdrawals.

The differences between stockholder's equity and net income reported in accordance with statutory accounting practices and the accompanying consolidated financial statements as of and for the year ended December 31 are as follows:


                                                          Stockholder's equity                       Net income
---------------------------------------------------------------------------------------------------------------------------
                                                            1998         1997               1998        1997     1996
---------------------------------------------------------------------------------------------------------------------------
Statutory basis                                          $ 654,371      635,711             35,188     72,343   67,995
Adjustments:
 Change in reserve basis                                  (226,145)    (255,816)            13,787    (85,110)  13,324
 Deferred acquisition costs                                930,059      927,080              2,979     63,742   36,344
 Net deferred taxes                                       (257,903)    (228,861)            (2,822)   (28,283) (30,559)
 Statutory asset valuation reserve                         178,011      151,675                  0          0        0
 Statutory interest maintenance reserve                     48,697       34,336             14,361      7,994    1,183
 Modified coinsurance reinsurance                           (2,358)     (31,953)            29,595     81,790    5,435
 Unrealized gains on investments                           158,391      124,754                  0          0        0
 Nonadmitted assets                                         14,943       14,824                  0          0        0
 Deferred income on reinsurance                           (105,465)    (115,688)                 0          0        0
 Other                                                     (52,077)     (38,470)             7,051      1,197    7,446
---------------------------------------------------------------------------------------------------------------------------
As reported in the accompanying consolidated
  financial statements                                  $1,340,524    1,217,592            100,139    113,673  101,168
---------------------------------------------------------------------------------------------------------------------------

The Company is required to meet minimum statutory capital and surplus requirements. The Company's statutory capital and surplus as of December 31, 1998 and 1997 were in compliance with these requirements. The maximum amount of dividends that can be paid by Minnesota insurance companies to stockholders without prior approval of the Commissioner of Commerce is subject to restrictions relating to statutory earned surplus, also known as unassigned funds. Unassigned funds are determined in accordance with the accounting procedures and practices governing preparation of the statutory annual statement, minus 25% of earned surplus attributable to unrealized capital gains. In accordance with Minnesota Statutes, the Company may declare and pay from its surplus, cash dividends of not more than the greater of 10% of its beginning of the year statutory surplus in any year, or the net gain from operations of the insurer, not including realized gains,

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 1998, 1997 and 1996
(in thousands, except share data)

(11) Statutory Financial Data and Dividend Restrictions (cont.)

for the 12-month period ending the 31st day of the next preceding year. In 1998 and 1997, the Company paid AZOA dividends on preferred stock in the amount of $729 and $1,600, respectively. A common stock dividend of $551 was paid in 1997. Dividends of $63,678 could be paid in 1999 without prior approval of the Commissioner of Commerce.

Regulatory Risk Based Capital

An insurance enterprise's state of domicile imposes minimum risk-based capital requirements that were developed by the National Association of Insurance Commissioners (NAIC). The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of an enterprise's regulatory total adjusted capital to its authorized control level risk-based capital, as defined by the NAIC. Enterprises below specific triggerpoints or ratios are classified within certain levels, each of which requires specified corrective action. The levels and ratios are as follows:
                                     Ratio of total adjusted capital to
                                     authorized control level risk-based
        Regulatory Event               capital (less than or equal to)
--------------------------------------------------------------------------------
        Company action level           2 (or 2.5 with negative trends)
        Regulatory action level                      1.5
        Authorized control level                      1
        Mandatory control level                      0.7

The Company's adjusted capital is in excess of the Company action level as of December 31, 1998 and 1997.

Permitted Statutory Accounting Practices

The Company is required to file annual statements with insurance regulatory authorities which are prepared on an accounting basis prescribed or permitted by such authorities. Currently, prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the NAIC. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The Company does not currently use permitted statutory accounting practices that have a significant impact on its statutory financial statements. Furthermore, the NAIC has completed a project to codify statutory accounting practices, the result of which will constitute the only source of "prescribed" statutory accounting practices. Accordingly, that project which is currently in the process of state adoption, will change the definition of what comprises prescribed versus permitted statutory accounting practices, and may result in changes to existing accounting policies insurance enterprises use to prepare their statutory financial statements.


(12) Commitments and Contingencies

The Company and its subsidiaries are involved in various pending or threatened legal proceedings arising from the conduct of their business. In the opinion of management, the ultimate resolution of such litigation will not have a material effect on the consolidated financial position of the Company.

The Company is contingently liable for possible future assessments under regulatory requirements pertaining to insolvencies and impairments of unaffiliated insurance companies. Provision has been made for assessments currently received and assessments anticipated for known insolvencies.


(13) Year 2000

The Company is expending significant resources to assure that its computer systems are reprogrammed in time to effectively deal with transactions in the year 2000 and beyond. Additional costs associated with this effort are not expected to be material and will be expensed as incurred. This "Year 2000
Computer Problem" creates risk for the Company from unforeseen problems in its own computer systems and

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 1998, 1997 and 1996
(in thousands, except share data)

(13) Year 2000 (cont.)

from third parties with whom the Company deals on financial transactions worldwide. Failures of the Company and/or third parties' computer systems could have a material impact on the Company's ability to conduct its business and especially to process and account for the transfer of data and funds electronically.


(14) Foreign Currency Translation

The net assets of the Company's foreign operations are translated into U.S. dollars using exchange rates in effect at each year-end. Translation adjustments arising from differences in exchange rates from period to period are included in the accumulated foreign currency translation adjustment reported as a separate component of stockholder's equity. An analysis of this account for the respective years ended December 31 follows:


                                                                                       1998        1997         1996
---------------------------------------------------------------------------------------------------------------------------
Beginning amount of cumulative translation adjustments                                $(4,448)      (3,473)     (3,455)
---------------------------------------------------------------------------------------------------------------------------
Aggregate adjustment for the period resulting from translation adjustments             (2,710)      (1,500)        (28)
Amount of income tax benefit for period related to aggregate adjustment                   949          525          10
---------------------------------------------------------------------------------------------------------------------------
Net aggregate translation included in equity                                           (1,761)        (975)        (18)
Ending amount of cumulative translation adjustments                                   $(6,209)      (4,448)     (3,473)
Canadian foreign exchange rate at end of year                                               0.6535       0.6992      0.7297

ALLIANZ LIFE INSURANCE COMPANY
OF NORTH AMERICA AND SUBSIDIARIES
Notes to Consolidated Financial Statements
December 31, 1998, 1997 and 1996
(in thousands, except share data)

(15) Supplementary Insurance Information

The following table summarizes certain financial information by line of business for 1998, 1997 and 1996:

                                As of December 31                           For the year ended December 31
---------------------------------------------------------------------------------------------------------------------------
                              Future policy            Other         Premium              Benefits, Net change
                      Deferred  benefits,              policy         revenue               claims      in
                       policy    losses,              claims and      and other    Net     losses, and policy      Other
                     acquisitio claims and  Unearned  benefits       contract   investment settlement acquisition operating
                        costs  loss expense  premiums   payable    considerations income    expenses  costs (a)  expenses
---------------------------------------------------------------------------------------------------------------------------

1998:
Life                 $217,262 1,445,844     3,859     97,647          375,055     34,731   306,318   (27,291)  141,705
Annuities             694,388 3,588,491         0      1,727          172,247    158,458   135,356    23,333   151,719
Accident and health              18,409         0     49,919          671,472    506,451    23,877   393,601       979
161,128
---------------------------------------------------------------------------------------------------------------------------
                     $930,059 5,034,335    53,778    770,846        1,053,753    217,066   835,275    (2,979)  454,552
1997:
Life                 $189,971 1,297,269     5,215     63,572          313,078     24,352   230,357   (14,363)   99,913
Annuities             717,721 3,251,829         0      1,881          188,474    118,028   124,535   (44,924)  186,789
Accident and health              19,388         0     44,953          487,660    451,067    19,970   327,526    (4,455)
151,312
---------------------------------------------------------------------------------------------------------------------------
                     $927,080 4,549,098    50,168    553,113          952,619    162,350   682,418   (63,742)  438,014
1996:
Life                 $175,608 1,204,633     5,502     62,369          331,845     89,049   258,221     4,308   103,352
Annuities             672,797 2,879,221         0      1,859          157,887    113,537   105,335   (43,283)  161,002
Accident and health              14,933         0     26,674          374,596    376,822    20,036   256,364     2,631
122,337
---------------------------------------------------------------------------------------------------------------------------
                     $863,338 4,083,854    32,176    438,824          866,554    222,622   619,920   (36,344)  386,691

(a) See note 1 for total gross amortization.


                                     PART C

                                OTHER INFORMATION



Item 24.  Financial Statements and Exhibits

      a.  Financial Statements

          The following financial statements of the Company are included in Part B hereof.

          1.  Independent Auditors' Report.
          2.  Consolidated Balance Sheets as of December 31, 1998 and 1997.
          3. Consolidated Statements of Income for the years ended December 31, 1998, 1997 and 1996.
          4. Consolidated Statements of Stockholder's Equity for the years ended December 31, 1998, 1997 and 1996.
          5. Consolidated Statements of Cash Flows for the years ended December 31, 1998, 1997 and 1996.
          6. Notes to Consolidated Financial Statements - December 31, 1998, 1997 and 1996.

          The following financial statements of the Variable Account are included in Part B hereof.

          1.  Statements of Assets and Liabilities as of June 30, 1999
              (unaudited).
          2. Statements of Operations for the period ended June 30, 1999 (unaudited).
          3.  Statements of Changes in Net Assets for the period ended
              June 30, 1999 (unaudited) and the year ended December 31, 1998.
          4.  Notes to Financial Statements - June 30, 1999 (unaudited).
          5.  Independent Auditors' Report.
          6.  Statements of Assets and Liabilities as of December 31, 1998.
          7.  Statements of Operations for the year ended December 31, 1998.
          8. Statements of Changes in Net Assets for the years ended December 31, 1998 and 1997.
          9.  Notes to Financial Statements - December 31, 1998.

      b.  Exhibits

      1.  Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account(1)
      2.  Not Applicable
      3.  Principal Underwriter Agreement(3)
      4.  Individual Variable Annuity Contract(2)
      5.  Application for Individual Variable Annuity Contract(2)
      6.  (i)  Copy of Articles of Incorporation of the Company(1)
          (ii) Copy of the Bylaws of the Company(1)
      7.  Not Applicable
      8.  (i)  Form  of  Fund   Participation  Agreement  between  AIM  Variable
               Insurance Funds, Inc., Allianz  Life  Insurance  Company of North
               America and NALAC Financial Plans LLC.
          (ii) Form of Fund Participation Agreement between Alger American Fund,
               Allianz Life Insurance Company of North America and Fred Alger and Company.
          (iii)Form of Fund Participation Agreement between  USAllianz  Variable
               Insurance Products Trust, Allianz Life Insurance Company of North
               America and  BISYS  Fund Services Limited Partnership
      9.  Opinion and Consent of Counsel
     10.  Independent Auditors' Consent
     11.  Not Applicable
     12.  Not Applicable
     13.  Calculation of Performance Information
     14.  Company Organizational Chart(3)
     27.  Not Applicable

  (1) Incorporated by reference to Post-Effective Amendment No.  14 to Registrant's Form N-4 electronically filed on October 27, 1995.
  (2) Incorporated by reference to Post-Effective Amendment No.  15 to Registrant's Form N-4 electronically filed on April 19, 1996.
  (3) Incorporated by reference to Post-Effective Amendment No.  17 to Registrant's Form N-4 electronically filed on April 25, 1997.





Item 25.    Directors and Officers of the Depositor

The following are the Officers and Directors of the Company:



Name and Principal               Positions and Offices
Business Address                 with Depositor
---------------------------      ---------------------------------------
Robert W. MacDonald              Chief Executive Officer
1750 Hennepin Avenue             and Director
Minneapolis, MN  55403

Margery G. Hughes                President and
1750 Hennepin Avenue             Chief Administrative Officer
Minneapolis, MN  55403

Mark A. Zesbaugh                 Senior Vice President
1750 Hennepin Avenue             and Chief Financial Officer
Minneapolis, MN  55403

Lowell C. Anderson               Chairman of the Board
1750 Hennepin Avenue
Minneapolis, MN 55403

Herbert F. Hansmeyer             Director
777 San Marin Drive
Novato, CA 94998

Michael P. Sullivan              Director
7505 Metro Boulevard
Minneapolis, MN 55439

Dr. Gerhard G. Rupprecht         Director
Reinsburgstrasse 19
D-70178
Stuttgart, Germany

Edward J. Bonach                 President-Special Markets Division
1750 Hennepin Avenue
Minneapolis, MN 55403

Michael T. Westermeyer           Vice President, Corporate Legal Officer
1750 Hennepin Avenue             and Secretary
Minneapolis, MN 55403

Robert S. James                  President-Individual Insurance Division
1750 Hennepin Avenue
Minneapolis, MN 55403

Paul M. Howman                   Vice President, Underwriting
1750 Hennepin Avenue
Minneapolis, MN 55403

Rev. Dennis J. Dease             Director
c/o University of St.Thomas
2115 Summit Ave.
Box AQU100
St. Paul, MN 55105-1096

James R. Campbell                Director
c/o Norwest Center
Sixth & Marquette
Minneapolis, MN 55479-0116

Robert M. Kimmitt                Director
c/o Wilmer, Cutler & Pickering
2445 M Street, N.W.
Washington, DC 20037-1420



Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Company organizational chart is incorporated by reference to Post-Effective Amendment No. 17 (File No. 811-05618).


Item 27.     Number of Contract Owners


As of September 30, 1999, there were 19,871 qualified Contract Owners and 41,377 non-qualified Contract Owners with Contracts in the Separate Account.


Item 28.     Indemnification

The Bylaws of the Company provide that:

Each person (and the heirs, executors, and administrators of such person) made or threatened to be made a party to any action, civil or criminal, by reason of being or having been a Director, officer, or employee of the corporation (or by reason of serving any other organization at the request of the corporation) shall be indemnified to the extent permitted by the laws of the State of Minnesota, and in the manner prescribed therein.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.     Principal Underwriters

     a. USAllianz Investor Services, LLC (formerly NALAC Financial Plans, LLC) is the principal underwriter for the Contracts. It also is the principal underwriter for:

         Allianz Life Variable Account A
         Preferred Life Variable Account C

     b. The following are the officers (managers) and directors (Board of Governors) of USAllianz Investor Services, LLC:


Name & Principal          Positions and Offices
Business Address          with Underwriter
----------------------    --------------------------
Christopher H. Pinkerton  Governor
1750 Hennepin Avenue
Minneapolis, MN 55403

Thomas B. Clifford        Chief Manager and Governor
1750 Hennepin Avenue
Minneapolis, MN 55403

Michael T. Westermeyer    Secretary and Governor
1750 Hennepin Avenue
Minneapolis, MN 55403

Edward J. Bonach          Governor
1750 Hennepin Avenue
Minneapolis, MN 55403

Michael J. Yates          Treasurer
1750 Hennepin Avenue
Minneapolis, MN 55403

Catherine L. Mielke       Compliance Officer
1750 Hennepin Avenue
Minneapolis, MN 55403



     c.  Not Applicable

Item 30.     Location of Accounts and Records


Thomas Clifford, whose address is 1750 Hennepin Avenue, Minneapolis, Minnesota, 55403 and Delaware Valley Financial Services, Valuemark Service Center, 300 Berwyn Park, Berwyn, Pennsylvania 19312, maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.


Item 31.     Management Services

Not Applicable

Item 32.     Undertakings

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     d. Allianz Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.


                                 REPRESENTATIONS

The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.


                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Minneapolis and State of Minnesota, on this 8th day of November, 1999.


                                  ALLIANZ LIFE
                                   VARIABLE ACCOUNT B
                                  (Registrant)


                                   By: ALLIANZ LIFE INSURANCE COMPANY
                                       OF NORTH AMERICA
                                          (Depositor)


                                   By: /S/ MICHAEL T. WESTERMEYER
                                       --------------------------


                                       ALLIANZ LIFE INSURANCE COMPANY
                                       OF NORTH AMERICA


                                   By: /S/ MICHAEL T. WESTERMEYER
                                       --------------------------



Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

Signature and Title

Lowell C. Anderson*          Chairman of the Board          11/08/99
Lowell C. Anderson                                              Date

Robert W. MacDonald*         Director and                   11/08/99
Robert W. MacDonald          Chief Executive Officer            Date

Margery G. Hughes*           President and                  11/08/99
Margery G. Hughes            Chief Administrative Officer       Date

Mark A. Zesbaugh*            Senior Vice President and      11/08/99
Mark A. Zesbaugh             Chief Financial Officer            Date

Herbert F. Hansmeyer*        Director                       11/08/99
Herbert F. Hansmeyer                                            Date

Michael P. Sullivan*         Director                       11/08/99
Michael P. Sullivan                                             Date

Gerhard G. Rupprecht*        Director                       11/08/99
Gerhard G. Rupprecht                                            Date

Rev. Dennis J. Dease*        Director                       11/08/99
Rev. Dennis J. Dease                                            Date

James R. Campbell*           Director                       11/08/99
James R. Campbell                                               Date

Robert M. Kimmitt*           Director                       11/08/99
Robert M. Kimmitt                                               Date


                                    *By    Power of Attorney


                                     By: /S/ MICHAEL T. WESTERMEYER
                                     ------------------------------
                                           Michael T. Westermeyer
                                           Attorney-in-Fact









                           LIMITED POWER OF ATTORNEY

     KNOWN ALL MEN BY THESE PRESENTS, that I, Margery G. Hughes, President and Chief Administrative Officer of Allianz Life Insurance Company of North America (Allianz Life), a corporation duly organized under the laws of Minnesota, do hereby appoint Robert W. MacDonald and Michael T. Westermeyer, each individually as my attorney and agent, for me, and in my name as President and Chief Administrative Officer on behalf of Allianz Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

       WITNESS my hand and seal this 7th day of October 1999.


WITNESS

/s/   illegible                                    /s/ Margery G. Hughes
___________________________                     _____________________________
                                                     Margery G. Hughes





                       LIMITED POWER OF ATTORNEY

     KNOWN ALL MEN BY THESE PRESENTS, that I, Robert W. MacDonald, Chief Executive Officer and a Director of Allianz Life Insurance Company of North America (Allianz Life), a corporation duly organized under the laws of Minnesota, do hereby appoint Michael T. Westermeyer, as my attorney and agent, for me, and in my name as Chief Executive Officer and a Director of Allianz Life on behalf of Allianz Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

         WITNESS my hand and seal this 12th day of October 1999.


WITNESS

/s/ Stacey Thiele                                 /s/ Robert W. MacDonald
___________________________                     _____________________________
                                                    Robert W. MacDonald



                       LIMITED POWER OF ATTORNEY

     KNOWN ALL MEN BY THESE PRESENTS, that I, Mark A. Zesbaugh, Senior Vice President and Chief Financial Officer of Allianz Life Insurance Company of North America (Allianz Life), a corporation duly organized under the laws of Minnesota, do hereby appoint Robert W. MacDonald and Michael T. Westermeyer, each individually as my attorney and agent, for me, and in my name as Senior Vice President and Chief Financial Officer of Allianz Life on behalf of Allianz Life, with full power to execute, deliver and file with the Securities and Exchange Commission all documents required for registration of a security under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of aforesaid Acts.

         WITNESS my hand and seal this 6th day of October 1999.


WITNESS

 /s/ Stacey Thiele                                 /s/ Mark A. Zesbaugh
___________________________                     _____________________________
                                                    Mark A. Zesbaugh

                                    EXHIBITS

                                       TO

                     POST-EFFECTIVE AMENDMENT NO.    22

                                       TO

                                    FORM N-4

                         ALLIANZ LIFE VARIABLE ACCOUNT B

               ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA


                                INDEX TO EXHIBITS



Exhibit                                                            Page

EX-99.B8(i)    Form of Fund Participation Agreement - AIM

EX-99.B8(ii)   Form of Fund Participation Agreement - Alger

EX-99.B8(iii)  Form of Fund Participation Agreement - USAllianz

EX-99.B9       Opinion and Consent of Counsel

EX-99.B10      Independent Auditors' Consent

EX-99.B13      Calculation of Performance Information